                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM N-1A
                                                               File No. 2-37707
                                                               File No. 811-2071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /
                                  ------
     Post-Effective Amendment No.   58                                       /X/
                                  ------
                                         AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.   58
                   ------

                          DELAWARE GROUP INCOME FUNDS, INC.
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

             1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------
        George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          September 29, 1997
                                                              ------------------
It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b)
     ---------
        X      on September 29, 1997 pursuant to paragraph (b)
     ---------
               60 days after filing pursuant to paragraph (a)(1)
     ---------
               on (date) pursuant to paragraph (a)(1)
     ---------
               75 days after filing pursuant to paragraph (a)(2)
     ---------
               on (date) pursuant to paragraph (a)(2) of Rule 485
     ---------

             Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
          of the Investment Company Act of 1940.  Registrant's 24f-2 Notice
           for its most recent fiscal year was filed on September 29, 1997.

                             ---   C O N T E N T S   ---

This Post-Effective Amendment No. 58 to Registration File No. 2-37707 includes the following:


    1.   Facing Page

    2.   Contents Page

    3.   Cross-Reference Sheet

    4.   Part A - Prospectuses*

    5.   Part B - Statement of Additional Information*

    6.   Part C - Other Information*

    7.   Signatures


* This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Delchester Fund - Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class; Strategic Income Fund - Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class; and High-Yield Opportunities Fund - High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                                CROSS-REFERENCE SHEET*
                                        PART A


                                                                               Location in
Item No.  Description                                                          Prospectuses
--------  -----------                                                          ------------
                                                                              Delchester Fund
                                                                     A Class/                 Institutional
                                                                     B Class/                 Class
                                                                     C Class
   1      Cover Page. . . . . . . . . . . . . . . . . . . . . . .    Cover Page               Cover Page

   2      Synopsis. . . . . . . . . . . . . . . . . . . . . . . .    Synopsis;                Synopsis;
                                                                     Summary of               Summary of
                                                                     Expenses                 Expenses

   3      Condensed Financial Information . . . . . . . . . . . .    Financial                Financial
                                                                     Highlights               Highlights

   4      General Description of Registrant . . . . . . . . . . .    Investment               Investment
                                                                     Objective and            Objective and
                                                                     Policies; Shares;        Policies; Shares;
                                                                     Other Investment         Other Investment
                                                                     Policies and Risk        Policies and Risk
                                                                     Considerations           Considerations

   5      Management of the Fund. . . . . . . . . . . . . . . . .    Management               Management
                                                                     of the Fund              of the Fund

   6      Capital Stock and Other Securities. . . . . . . . . . .    The Delaware             Dividends and
                                                                     Difference;              Distributions;
                                                                     Dividends and            Taxes; Shares
                                                                     Distributions;
                                                                     Taxes; Shares

                                CROSS-REFERENCE SHEET*
                                       PART A**
                                     (Continued)


                                                                               Location in
Item No.  Description                                                          Prospectuses
--------  -----------                                                          ------------
                                                                              Delchester Fund
                                                                     A Class/                 Institutional
                                                                     B Class/                 Class
                                                                     C Class
   7      Purchase of Securities Being Offered. . . . . . . . . .    Cover; How               Cover; How
                                                                     to Buy Shares;           to Buy Shares;
                                                                     Calculation of           Calculation of
                                                                     Offering Price           Net Asset
                                                                     and Net Asset            Value
                                                                     Value Per Share;         Per Share;
                                                                     Management               Management
                                                                     of the Fund              of the Fund

   8       Redemption or Repurchase . . . . . . . . . . . . . . .    How to Buy               How to Buy
                                                                     Shares;                  Shares;
                                                                     Redemption               Redemption
                                                                     and Exchange             and Exchange

   9      Legal Proceedings . . . . . . . . . . . . . . . . . . .    None                     None

* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                                CROSS-REFERENCE SHEET*
                                        PART A
                                     (Continued)



                                                                              Location in
Item No.  Description                                                         Prospectuses
--------  -----------                                                         ------------
                                                                           Strategic Income Fund
                                                                     A Class/                 Institutional
                                                                     B Class/                 Class
                                                                     C Class
   1      Cover Page. . . . . . . . . . . . . . . . . . . . . . .    Cover Page               Cover Page

   2      Synopsis. . . . . . . . . . . . . . . . . . . . . . . .    Synopsis;                Synopsis;
                                                                     Summary of               Summary of
                                                                     Expenses                 Expenses

   3     Condensed Financial Information . . . . . . . . . . . .     Financial                Financial
                                                                     Highlights               Highlights

   4      General Description of Registrant . . . . . . . . . . .    Investment               Investment
                                                                     Objective and            Objective and
                                                                     Policies; Shares;        Policies; Shares;
                                                                     Other Investment         Other Investment
                                                                     Policies and Risk        Policies and Risk
                                                                     Considerations           Considerations

   5      Management of the Fund. . . . . . . . . . . . . . . . .    Management               Management
                                                                     of the Fund              of the Fund

   6      Capital Stock and Other Securities. . . . . . . . . . .    The Delaware             Dividends and
                                                                     Difference;              Distributions;
                                                                     Dividends and            Taxes; Shares
                                                                     Distributions;
                                                                     Taxes; Shares

                                CROSS-REFERENCE SHEET*
                                        PART A
                                     (Continued)

                                                                              Location in
Item No.  Description                                                         Prospectuses
--------  -----------                                                         ------------
                                                                           Strategic Income Fund
                                                                     A Class/                 Institutional
                                                                     B Class/                 Class
                                                                     C Class

   7      Purchase of Securities Being Offered. . . . . . . . . .    Cover; How to            Cover; How to
                                                                     Buy Shares;              Buy  Shares;
                                                                     Calculation of           Calculation of
                                                                     Offering Price           Net Asset
                                                                     and Net Asset            Value
                                                                     Value Per Share;         Per Share;
                                                                     Management               Management
                                                                     of the Fund              of the Fund

   8      Redemption or Repurchase. . . . . . . . . . . . . . . .    How to Buy               How to Buy
                                                                     Shares;                  Shares;
                                                                     Redemption and           Redemption and
                                                                     Exchange                 Exchange

   9      Legal Proceedings . . . . . . . . . . . . . . . . . . .    None                     None

* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                                CROSS-REFERENCE SHEET*
                                        PART A
                                     (Continued)

                                                                                Location in
Item No.  Description                                                           Prospectuses
--------  -----------                                                           ------------
                                                                          High-Yield Opportunities Fund
                                                                     A Class/                 Institutional
                                                                     B Class/                    Class
                                                                     C Class

   1      Cover Page. . . . . . . . . . . . . . . . . . . . . . .    Cover Page               Cover Page

   2      Synopsis. . . . . . . . . . . . . . . . . . . . . . . .    Synopsis;                Synopsis;
                                                                     Summary of               Summary of
                                                                     Expenses                 Expenses

   3      Condensed Financial Information . . . . . . . . . . . .    Financial                Financial
                                                                     Highlights               Highlights

   4      General Description of Registrant . . . . . . . . . . .    Investment               Investment
                                                                     Objective and            Objective and
                                                                     Policies;                Policies;
                                                                     Shares; Other            Shares; Other
                                                                     Investment               Investment
                                                                     Policies                 Policies
                                                                     and Risk                 and Risk
                                                                     Considerations           Considerations

    5     Management of the Fund. . . . . . . . . . . . . . . . .    Management               Management
                                                                     of  the Fund             of the Fund

    6     Capital Stock and Other Securities. . . . . . . . . . .    The Delaware             Dividends and
                                                                     Difference;              Distributions;
                                                                     Dividends and            Taxes; Shares
                                                                     Distributions; Taxes;
                                                                     Shares

                                CROSS-REFERENCE SHEET*
                                        PART A
                                     (Continued)


                                                                                Location in
Item No.  Description                                                           Prospectuses
--------  -----------                                                           ------------
                                                                          High-Yield Opportunities Fund
                                                                     A Class/                 Institutional
                                                                     B Class/                    Class
                                                                     C Class

   7      Purchase of Securities Being Offered. . . . . . . . . .    Cover; How to            Cover; How to
                                                                     Buy Shares;              Buy Shares;
                                                                     Calculation of           Calculation of
                                                                     Offering Price and       Net Asset Value
                                                                     Net Asset Value          Per Share;
                                                                     Per Share;               Management of
                                                                     Management of            the Fund
                                                                     the Fund

   8      Redemption or Repurchase. . . . . . . . . . . . . . . .    How to Buy               How to Buy
                                                                     Shares;                  Shares;
                                                                     Redemption and           Redemption and
                                                                     Exchange                 Exchange

   9      Legal Proceedings. . . . . . . . . . . . . . . .  . . .    None                     None


* This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                                CROSS REFERENCE SHEET
                                        PART B

                                                                                Location in Statement
Item No. Description                                                            of Additional Information
-------- -----------                                                            -------------------------
   10    Cover Page. . . . . . . . . . . . . . . . . . . . . . . . .            Cover Page

   11    Table of Contents . . . . . . . . . . . . . . . . . . . . .            Table of Contents

   12    General Information and History . . . . . . . . . . . . . .            General Information

   13    Investment Objectives and Policies. . . . . . . . . . . . .            Investment Objectives
                                                                                and Policies

   14    Management of the Registrant. . . . . . . . . . . . . . . .            Officers and Directors

   15    Control Persons and Principal Holders
         of Securities . . . . . . . . . . . . . . . . . . . . . . .            Officers and Directors

   16    Investment Advisory and Other Services. . . . . . . . . . .            Plans Under Rule 12b-1
                                                                                for the Fund Classes
                                                                                (under Purchasing Shares);
                                                                                Investment Management
                                                                                Agreements and
                                                                                Sub-Advisory Agreement;
                                                                                Officers and Directors;
                                                                                General Information;
                                                                                Financial Statements

   17    Brokerage Allocation. . . . . . . . . . . . . . . . . . . .            Trading Practices
                                                                                and Brokerage

   18    Capital Stock and Other Securities. . . . . . . . . . . . .            Capitalization and
                                                                                Noncumulative Voting
                                                                                (under General Information)

   19    Purchase, Redemption and Pricing of
         Securities Being Offered. . . . . . . . . . . . . . . . . .            Purchasing Shares;
                                                                                Determining Offering Price
                                                                                and Net Asset Value;
                                                                                Redemption and Repurchase;
                                                                                Exchange Privilege

   20    Tax Status. . . . . . . . . . . . . . . . . . . . . . . . .            Taxes

   21    Underwriters  . . . . . . . . . . . . . . . . . . . . . . .            Purchasing Shares

   22    Calculation of Performance Data . . . . . . . . . . . . . .            Performance Information

   23    Financial Statements. . . . . . . . . . . . . . . . . . . .            Financial Statements

                                CROSS REFERENCE SHEET
                                        PART C



                                                                                          Location
Item No.                         Description                                              in Part C
--------                         -----------                                              ---------
   24    Financial Statements and Exhibits . . . . . . . . . . . . .                      Item 24

   25    Persons Controlled by or under Common
         Control with Registrant . . . . . . . . . . . . . . . . . .                      Item 25

   26    Number of Holders of Securities . . . . . . . . . . . . . .                      Item 26

   27    Indemnification . . . . . . . . . . . . . . . . . . . . . .                      Item 27

   28    Business and Other Connections of
         Investment Adviser. . . . . . . . . . . . . . . . . . . . .                      Item 28

   29    Principal Underwriters. . . . . . . . . . . . . . . . . . .                      Item 29

   30    Location of Accounts and Records. . . . . . . . . . . . . .                      Item 30

   31    Management Services . . . . . . . . . . . . . . . . . . . .                      Item 31

   32    Undertakings. . . . . . . . . . . . . . . . . . . . . . . .                      Item 32

DELCHESTER FUND
A CLASS SHARES
B CLASS SHARES                                                        PROSPECTUS
C CLASS SHARES                                                SEPTEMBER 29, 1997



                   1818 MARKET STREET, PHILADELPHIA, PA  19103

                         FOR PROSPECTUS AND PERFORMANCE:
                              NATIONWIDE 800-523-4640

                        INFORMATION ON EXISTING ACCOUNTS:
                               (SHAREHOLDERS ONLY)
                             NATIONWIDE 800-523-1918

                                DEALER SERVICES:
                              (BROKER/DEALERS ONLY)
                             NATIONWIDE 800-362-7500

                   REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
                             NATIONWIDE 800-659-2265



     This PROSPECTUS describes shares of Delchester Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The Fund's objective is to seek as high a current income as is consistent with providing reasonable safety.

     THIS FUND INVESTS UP TO 100% OF ITS ASSETS IN LOWER RATED FIXED-INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS," WHICH INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED FIXED-INCOME SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THIS FUND. SEE INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS, AND APPENDIX C--RATINGS.

     The Fund offers Delchester Fund A Class ("Class A Shares"), Delchester Fund B Class ("Class B Shares") and Delchester Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

     This PROSPECTUS relates only to the classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's STATEMENT OF ADDITIONAL INFORMATION ("PART B" of Income Funds, Inc.'s registration statement), dated September 29, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any response to requests for PART B.

     The Fund also offers Delchester Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Delchester Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

Cover Page                              The Delaware Difference
Synopsis                                Plans and Services
Summary of Expenses                     Retirement Planning
Financial Highlights                    Classes of Shares
Investment Objective and Policies       How to Buy Shares
     Suitability                        Redemption and Exchange
     Investment Strategy                Dividends and Distributions
Risk Factors                            Taxes
     Youth and Volatility               Calculation of Offering Price
          of the High-Yield Market           and Net Asset Value Per Share
     Redemptions                        Management of the Fund
     Liquidity and Valuation            Other Investment Policies
                                             and Risk Considerations
                                        Appendix A - Investment Illustrations
                                        Appendix B - Classes Offered
                                        Appendix C - Ratings

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE AND RISK FACTORS

     The investment objective of the Fund is to seek as high a current income as is consistent with providing reasonable safety by investing principally in corporate bonds, and also in U.S. government securities and commercial paper. For further details, see INVESTMENT OBJECTIVE AND POLICIES and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. See RISK FACTORS.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

SALES CHARGES

     The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset value per share of Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year, is equivalent to 5.02% of the amount invested. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a CDSC of 1% if shares are redeemed within 12 months of purchase if in connection with such purchase a dealer commission was paid). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES and AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES.


     The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See CLASSES OF SHARES and DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

PURCHASE AMOUNTS


     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See HOW TO BUY SHARES.


REDEMPTION AND EXCHANGE

     Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY

     Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was first organized as a Delaware corporation in 1970 and subsequently reorganized as a Maryland corporation on March 4, 1983. See SHARES under MANAGEMENT OF THE FUND.

SUMMARY OF EXPENSES

     A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:



                                                                CLASS A             CLASS B            CLASS C
SHAREHOLDER TRANSACTION EXPENSES                                SHARES              SHARES             SHARES
                                                                ------              ------             -------
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price). . . . .           4.75%               None                None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price). . . . .           None                None                None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable). . . . . . . . . .           None*               4.00%*              1.00%*

Redemption Fees. . . . . . . . . . . . . . . . . . . .           None**              None**              None**

ANNUAL OPERATING EXPENSES                                       CLASS A             CLASS B             CLASS C
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS). . . . .          SHARES              SHARES              SHARES
                                                                ------               ------             -------

Management Fees. . . . . . . . . . . . . . . . . . . .           0.57%               0.57%               0.57%

12b-1 Plan Expenses (including service fees) . . . . .           0.25%+/++           1.00%++             1.00%++

Other Operating Expenses . . . . . . . . . . . . . . .           0.22%               0.22%               0.22%

     Total Operating Expenses. . . . . . . . . . . . .           1.04%+              1.79%               1.79%


     *Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE; DEFERRED SALES CHARGE ALTERNATIVE -CLASS B SHARES and LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES under CLASSES OF SHARES.


     **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

     +The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Class A Shares, may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1

Plan expenses for this Class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See DISTRIBUTION (12B-1) AND SERVICE under MANAGEMENT OF THE FUND, and PART B.

     ++Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See DISTRIBUTION (12B-1) AND SERVICE under MANAGEMENT OF THE FUND.

     For expense information about Delchester Fund Institutional Class, see the separate prospectus relating to that class.


     Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See DELAWARE GROUP ASSET PLANNER in PART B.


     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.


                                    ASSUMING REDEMPTION                             ASSUMING NO REDEMPTION

                   1 YEAR        3 YEARS      5 YEARS       10 YEARS        1 YEAR       3 YEARS     5 YEARS    10 YEARS
                   ------        -------      -------       --------        ------       -------     -------    --------
Class A
Shares                $58(1)         $79         $102           $169           $58           $79        $102        $169

Class B
Shares                $58            $86         $117           $191(2)        $18           $56         $97        $191(2)

Class C
Shares                $28            $56          $97           $211           $18           $56         $97        $211



(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of Class A Shares. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES for a description of the automatic conversion feature.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


      The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delchester Fund of Delaware Group Income Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from Income Funds, Inc. upon request at no charge.

--------------------------------------------------------------------------------


                                                                                 CLASS A SHARES

                                                                                    YEAR ENDED

                                                 7/31/97        7/31/96        7/31/95        7/31/94        7/31/93        7/31/92
Net Asset Value, Beginning of Period . . .       $6.140         $6.280         $6.450         $7.070         $6.900         $6.260

Income From Investment Operations
 Net Investment Income . . . . . . . . . .        0.598          0.628          0.668          0.744          0.774          0.781
Net Gains (Losses) on Securities
(both realized and unrealized) . . . . . .        0.430         (0.141)        (0.167)        (0.618)         0.165          0.640
Total From  Investment  Operations . . . .        1.028          0.487          0.501          0.126          0.939          1.421

Less Distributions
 Dividends from Net
 Investment Income (Loss). . . . . . . . .       (0.598)        (0.627)        (0.671)        (0.746)        (0.769)        (0.781)
Distributions from Capital Gains . . . . .         none           none           none           none           none          none
Total Distributions. . . . . . . . . . . .       (0.598)        (0.627)        (0.671)        (0.746)        (0.769)        (0.781)

Net Asset Value, End of Period . . . . . .       $6.570         $6.140         $6.280         $6.450         $7.070         $6.900
----------------------------------------

Total Return(3). . . . . . . . . . . . . .       17.53%          8.10%          8.46%          1.60%         14.46%         23.94%
----------------------------------------

Ratios/Supplemental Data
Net Assets, End of
 Period (000's omitted)(4) . . . . . . . .      $1,030,328     $973,939      $1,020,763      $983,569       $955,113       $760,290
Ratio of Expenses to
 Average Daily Net Assets. . . . . . . . .        1.04%          1.02%          1.09%          1.05%          1.04%          1.08%
Ratio of Net Investment Income
to Average Daily Net Assets. . . . . . . .        9.48%         10.11%         10.77%         10.48%         11.17%         11.58%
Portfolio Turnover Rate. . . . . . . . . .        154%           108%            92%            92%            72%           101%



                                               7/31/91(2)     7/31/90(2)   7/31/89(2)   7/31/88(1)
Net Asset Value, Beginning of Period . . .      $6.300         $7.480      $7.750        $7.940

Income From Investment Operations
 Net Investment Income . . . . . . . . . .       0.805          0.880       0.911         0.923
Net Gains (Losses) on Securities
(both realized and unrealized) . . . . . .      (0.040)        (1.180)     (0.270)       (0.188)
Total From  Investment  Operations . . . .       0.765         (0.300)      0.641         0.735

Less Distributions
 Dividends from Net
 Investment Income (Loss). . . . . . . . .      (0.805)        (0.880)     (0.911)       (0.925)
Distributions from Capital Gains . . . . .        none           none       none          none
Total Distributions. . . . . . . . . . . .      (0.805)        (0.880)     (0.911)       (0.925)

Net Asset Value, End of Period . . . . . .      $6.260         $6.300      $7.480        $7.750
----------------------------------------

Total Return(3). . . . . . . . . . . . . .      14.51%         (3.80%)      8.78%        10.04%
----------------------------------------

Ratios/Supplemental Data
Net Assets, End of
 Period (000's omitted)(4) . . . . . . . .      $505,530       $531,802    $708,215     $572,690
Ratio of Expenses to
 Average Daily Net Assets. . . . . . . . .       1.20%          1.15%       1.15%         1.17%
Ratio of Net Investment Income
to Average Daily Net Assets. . . . . . . .      14.15%         13.17%      12.00%        11.88%
Portfolio Turnover Rate. . . . . . . . . .        38%            72%         66%          139%



------------------------------------

(1) For the period ended 1988, the data are derived from Delchester I class, restated to reflect the maximum 12b-1 accrual of 0.30% payable by the Delchester Fund A Class (formerly designated Delchester II class). Delchester I class was converted into Delchester Fund class (known as Delchester Fund A Class beginning May 2, 1994) on June 1, 1992, pursuant to a Plan of Recapitalization approved by shareholders of Delchester I class.

(2) For the periods 1989-1991, the historical information for Delchester Fund A Class has been shown. Delchester Fund A Class was initially offered on November 2, 1987. To simplify the presentation of fiscal year 1988 data, for the period November 2, 1987 through July 31, 1988, Delchester I class data have been substituted for that of Delchester Fund A Class. With the exception of the applicable 12b-1 payments, Delchester I class and Delchester Fund A Class were identical for purposes of data presentations.

(3) Does not reflect maximum front-end sales charge of 4.75% nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

(4) All net assets of Delchester I class and Delchester Fund A Class have been aggregated for the periods prior to June 1, 1992.


                                                       Class B Shares                                 Class C Shares

                                                                                         Period                         Period
                                                                                       5/2/94(1)                       11/29/95(2)
                                                         Year Ended                     through        Year Ended       through
                                            7/31/97        7/31/96        7/31/95       7/31/94         7/31/97         7/31/96
Net Asset Value, Beginning
 of Period . . . . . . . . . . . . . . .    $6.140         $6.280         $6.450         $6.730         $6.140         $6.210

Income From Investment Operations
 Net Investment Income . . . . . . . . .     0.550          0.581          0.624          0.120          0.550          0.385
Net Gains (Losses) on Securities
(both realized and unrealized) . . . . .     0.430         (0.141)        (0.170)        (0.280)         0.430         (0.069)
  Total from Investment Operations . . .     0.980          0.440          0.454         (0.160)         0.980          0.316
Less Distributions
Dividends from Net Investment Income . .    (0.550)        (0.580)        (0.624)        (0.120)        (0.550)        (0.386)
Distributions from Capital Gains . . . .      none           none           none           none           none           none
  Total Distributions. . . . . . . . . .    (0.550)        (0.580)        (0.624)        (0.120)        (0.550)        (0.386)
 Net Asset Value, End of Period. . . . .    $6.570         $6.140         $6.280         $6.450         $6.570         $6.140
---------------------------------

Total Return . . . . . . . . . . . . . .  16.66%(3)       7.30%(3)       7.64%(3)            (1)      16.66%(3)       5.20%(2)(3)
----------------------------------------

Ratios/Supplemental Data
Net Assets, End of
 Period (000's omitted). . . . . . . . .  $273,499       $176,266       $111,860        $21,776        $19,094         $4,953
Ratio of Expenses to Average
 Daily Net Assets. . . . . . . . . . . .     1.79%          1.77%          1.82%        1.83%(1)         1.79%        1.77%(2)
Ratio of Net  Investment Income
to Average Daily Net Assets. . . . . . .     8.73%          9.36%         10.14%        9.70%(1)         8.73%        9.36%(2)
Portfolio Turnover Rate. . . . . . . . .      154%           108%            92%            92%           154%           108%


----------------------------------------
(1) Date of initial public offering. Ratios have been annualized. Total return has been omitted as management believes that such information for this relatively short period is not meaningful.

(2) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer-term results.

(3)  Does not include any applicable CDSC.  See CONTINGENT DEFERRED SALES CHARGE
     - CLASS B SHARES AND CLASS C SHARES.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY

     The Fund may be suitable for investors interested in high current income flow. The net asset value of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor.

     The types of securities in which the Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and restricted securities have the potential for higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be reflected in the Fund's net asset value. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these securities.

     The Fund's objective of high current income also may be suited for longer term investments, such as tax-deferred retirement plans (e.g., IRA, 401(k), Profit Sharing, etc.), where the income stream can be left to compound on a tax-deferred basis.

     Ownership of Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

     Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY

     The objective of the Fund is to seek as high a current income as is consistent with providing reasonable safety. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund will invest at least 80% of its assets at the time of purchase in:

(1) CORPORATE BONDS. The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds; or

(2) GOVERNMENT SECURITIES. Securities of, or guaranteed by, the U.S. government, its agencies or instrumentalities; or

(3) COMMERCIAL PAPER. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's").

     The Fund has consistently invested more than 80% of its assets in these securities. The Fund must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Currently, the Fund's assets are invested primarily in unrated corporate bonds and bonds rated BB or lower by S&P or Ba or lower by Moody's.

     The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

     The Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. The Fund will not purchase illiquid assets if more than 10% of its assets would consist of such illiquid securities.

     For temporary defensive purposes, the Fund may hold a substantial portion of its assets in cash or short-term obligations. While the Fund is permitted, it normally does not borrow money or invest in repurchase agreements, except to invest cash balances.

     Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained. The objective of the Fund may not be changed without shareholder approval. For a description of the Fund's other investment policies, see OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS in this PROSPECTUS. PART B sets forth other investment restrictions.

RISK FACTORS

    The Fund's assets may be invested primarily in bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See APPENDIX C-- RATINGS in this PROSPECTUS for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Fund. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this PROSPECTUS, those risks include the following:

YOUTH AND VOLATILITY OF THE HIGH-YIELD MARKET

     Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in the Fund's net asset value.

REDEMPTIONS

     If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time (i.e., more shares of the Fund are redeemed than are purchased), the Fund may be required to sell securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratio may increase.

LIQUIDITY AND VALUATION

     The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions that dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER
 800-523-4640


Fund Information; Literature; Price; Yield and Performance Figures


SHAREHOLDER SERVICE CENTER
 800-523-1918


     Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges


DELAPHONE
   800-362-FUND
   (800-362-3863)

PERFORMANCE INFORMATION
     You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

SHAREHOLDER SERVICES
     During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

DELAPHONE SERVICE
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.




STATEMENTS AND CONFIRMATIONS
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

DUPLICATE CONFIRMATIONS

     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

     Each year, Income Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

DIVIDEND PAYMENTS

     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

     For more information, see ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - DIVIDEND REINVESTMENT PLAN under HOW TO BUY SHARES or call the Shareholder Service Center.

MONEYLINE-SM- SERVICES

     Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account.

1.  MONEYLINE-SM- DIRECT DEPOSIT SERVICE

     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine-SM- Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See DIVIDENDS AND DISTRIBUTIONS. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See SYSTEMATIC WITHDRAWAL PLANS under REDEMPTION AND EXCHANGE. This service is not available for certain retirement plans.

2.   MONEYLINE-SM- ON DEMAND

     You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine-SM- On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine-SM- On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLine-SM- Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine-SM- Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

RIGHT OF ACCUMULATION

     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the COMBINED PURCHASES PRIVILEGE, you may also include certain shares that you own in other funds in the Delaware Group. See CLASSES OF SHARES.

LETTER OF INTENTION

     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See CLASSES OF SHARES and PART B.

12-MONTH REINVESTMENT PRIVILEGE

     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See PART B.

EXCHANGE PRIVILEGE

     The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see INVESTING BY EXCHANGE under HOW TO BUY SHARES, and REDEMPTION AND EXCHANGE.

WEALTH BUILDER OPTION

     You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - WEALTH BUILDER OPTION and INVESTING BY EXCHANGE under HOW TO BUY SHARES, and REDEMPTION AND EXCHANGE.


FINANCIAL INFORMATION ABOUT THE FUND

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Income Funds, Inc.'s fiscal year ends on July 31.

RETIREMENT PLANNING

     An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b)(7) and 457 Deferred Compensation Plans.

    Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

    Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of Delchester Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see PART B.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

    Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

    A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees . An employer may elect to make additional contributions to such existing plans.

403(b)(7) DEFERRED COMPENSATION PLAN

    Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 DEFERRED COMPENSATION PLAN

    Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLAN

    Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN

    Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.

SIMPLE  IRA

    A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)

     A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

    The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.


ALLIED PLANS

    Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). CLASS B SHARES AND CLASS C SHARES ARE NOT ELIGIBLE FOR PURCHASE BY ALLIED PLANS.

    With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See FRONT-END SALES CHARGE ALTERNATIVE
- CLASS A SHARES under CLASSES OF SHARES.

    Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See INVESTING BY EXCHANGE.

    A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES under REDEMPTION AND EXCHANGE, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

CLASSES OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS

    Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

    CLASS A SHARES. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES, below. See also CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE UNDER REDEMPTION AND EXCHANGE and DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

    CLASS B SHARES. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See AUTOMATIC CONVERSION OF CLASS B SHARES, below.

    CLASS C SHARES. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

    The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     Prospective investors should refer to APPENDIX A--INVESTMENT ILLUSTRATIONS in this PROSPECTUS for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling
Class A, Class B and Class C Shares.   INVESTORS SHOULD UNDERSTAND THAT THE
PURPOSE AND FUNCTION OF THE RESPECTIVE 12b-1 PLANS AND THE CDSCS APPLICABLE TO CLASS B SHARES AND CLASS C SHARES ARE THE SAME AS THOSE OF THE 12b-1 PLAN AND THE FRONT-END SALES CHARGE APPLICABLE TO CLASS A SHARES IN THAT SUCH FEES AND CHARGES ARE USED TO FINANCE THE DISTRIBUTION OF THE RESPECTIVE CLASSES. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

     Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE.

     The NASD has adopted certain rules relating to investment company sales charges. Income Funds, Inc. and the Distributor intend to operate in compliance with these rules.

FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES

     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.



                                              Delchester Fund A Class

                                     Front-End Sales Charge         Dealer's
                                             as % of             Commission***
                                     Offering        Amount         as % of
Amount of Purchase                    Price       Invested**     Offering Price
--------------------------------------------------------------------------------

Less than $100,000                     4.75%         5.02%             4.00%
$100,000 but under $250,000            3.75          3.95              3.00
$250,000 but under $500,000            2.50          2.58              2.00
$500,000 but under $1,000,000*         2.00          2.00              1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the net asset value per share of Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

     The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                          DEALER'S COMMISSION
                                          (AS A PERCENTAGE OF
     AMOUNT OF PURCHASE                    AMOUNT PURCHASED)
     ------------------                    -----------------

     Up to $2 million                             1.00%
     Next $1 million up to $3 million             0.75
     Next $2 million up to $5 million             0.50
     Amount over $5 million                       0.25

     In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

COMBINED PURCHASES PRIVILEGE

     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES, above.

BUYING CLASS A SHARES AT NET ASSET VALUE

     Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See THE DELAWARE DIFFERENCE and REDEMPTION AND EXCHANGE for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in distribution arrangements.

     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

      The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS

     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

     For other retirement plans and special services, see RETIREMENT PLANNING.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES

     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in THIS PROSPECTUS, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See REDEMPTION AND EXCHANGE.


AUTOMATIC CONVERSION OF CLASS B SHARES

     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See TAXES.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this PROSPECTUS. See REDEMPTION AND EXCHANGE.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

     The following table sets forth the rates of the CDSC for Class B Shares of the Fund:


                                    CONTINGENT DEFERRED
                                     SALES CHARGE (AS A
                                       PERCENTAGE OF
                                       DOLLAR AMOUNT
        YEAR AFTER PURCHASE MADE     SUBJECT TO CHARGE)
        ------------------------     ------------------

                  0-2                      4%
                  3-4                      3%
                  5                        2%
                  6                        1%
                  7 and thereafter         None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See AUTOMATIC CONVERSION OF CLASS B SHARES, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES under REDEMPTION AND EXCHANGE.



OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

DELCHESTER FUND INSTITUTIONAL CLASS

     In addition to offering Class A, Class B and Class C Shares, the Fund also offers Delchester Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Delchester Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Delchester Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this PROSPECTUS.

HOW TO BUY SHARES

PURCHASE AMOUNTS

     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.


INVESTING THROUGH YOUR INVESTMENT DEALER

     You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.



INVESTING BY MAIL

1. INITIAL PURCHASES--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delchester Fund A Class, Delchester Fund B Class or Delchester Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to the specific Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Income Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


INVESTING BY WIRE

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. INITIAL PURCHASES--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--You may make additional investments at any time by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


INVESTING BY EXCHANGE

     If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.

     Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See APPENDIX B - CLASSES OFFERED for a list of Delaware Group Funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     See ALLIED PLANS under RETIREMENT PLANNING for information on exchanges by participants in an Allied Plan.

ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT

     Call the Shareholder Service Center for more information if you wish to use the following services:

1.   AUTOMATIC INVESTING PLAN

     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Income Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2.   DIRECT DEPOSIT

     YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY TO YOUR FUND ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                  *     *     *

     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Income Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.   MONEYLINE-SM- ON DEMAND

     Through the MoneyLine-SM- On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for additional information about this service.

4.   WEALTH BUILDER OPTION

     You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.


     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See REDEMPTION AND EXCHANGE.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.   DIVIDEND REINVESTMENT PLAN


     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See AUTOMATIC CONVERSION OF CLASS

B SHARES under CLASSES OF SHARES for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which
offer that class of shares.   Similarly, holders of Class C Shares of the Fund
may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See APPENDIX B - CLASSES OFFERED for the funds in the Delaware Group offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

      Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.


PURCHASE PRICE AND EFFECTIVE DATE

     The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE

     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

     YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other bond funds, equity funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See TAXES.
Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this PROSPECTUS and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION

     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


WRITTEN EXCHANGE

     You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

     THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MONEYLINE-SM- ON DEMAND

     Through the MoneyLine-SM- On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for additional information about this service.


TELEPHONE EXCHANGE

     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.


SYSTEMATIC WITHDRAWAL PLANS

1.   REGULAR PLANS

     This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine-SM-Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for more information about this service.

2.   RETIREMENT PLANS

     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine-SM- Direct Deposit Service described above is not available for certain retirement plans.


                                  *     *     *

     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the ANNUAL amount selected to be withdrawn is less than 12% of the account balance. If the ANNUAL amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, ALL redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - - CLASS B AND CLASS C SHARES, below.


     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE

     A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, IF SUCH PURCHASES WERE MADE AT NET ASSET VALUE AND TRIGGERED THE PAYMENT BY THE DISTRIBUTOR OF THE DEALER'S COMMISSION PREVIOUSLY DESCRIBED. See CLASSES OF SHARES.

     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see BUYING CLASS A SHARES AT NET ASSET VALUE under CLASSES OF SHARES).


WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES

     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plans; (iii) distributions from an IRA, SIMPLE IRA, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 ; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

     The Fund's dividends are declared daily and paid monthly. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine-SM-Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for more information about this service.

TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

     Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

     Dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

     Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

      Income Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.



     See TAXES in PART B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by the Fund's Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Delchester Fund Institutional Class will not incur any of the expenses under Income Funds, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that may be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

MANAGEMENT OF THE FUND


DIRECTORS

     The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. PART B contains additional information regarding Income Funds, Inc.'s directors and officers.


INVESTMENT MANAGER

     The Manager furnishes investment management services to the Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts. The directors of Income Funds, Inc. annually review fees paid to the Manager.


     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Income Funds, Inc., on behalf of the Fund, and the Manager was executed following shareholder approval.

     The Manager manages the Fund's portfolio and makes investment decisions which are implemented by Income Funds, Inc.'s Trading Department. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Income Funds, Inc. Investment management fees paid by the Fund for the fiscal year ended July 31, 1997 were 0.57% of average daily net assets.

     Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Matlack and Mr. Nichols have been members of the Fund's management team since 1990 and were named co-managers of the Fund in January 1993. A CFA charterholder, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

     Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

     In making investment decisions for the Fund, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc.

A CFA charterholder, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES

     The Fund normally will not invest for short-term trading purposes.
However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective and current market conditions, its annual portfolio turnover rate is expected to exceed 150%. A turnover rate of 100% occurs, for example, when all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. During the past two fiscal years, the Fund's portfolio turnover rates were 108% for 1996 and 154% for 1997.

     The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

     From time to time, the Fund may quote yield or total return performance of the Classes in advertising and other types of literature.

     The current yield for each Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one- , five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

     Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.


DISTRIBUTION (12b-1) AND SERVICE

     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement with Income Funds, Inc. dated April 3, 1995, as amended on November 29, 1995.

     Income Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and who increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Income Funds, Inc.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The actual 12b-1 Plan expenses assessed against Class A Shares may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by Income Funds, Inc.'s Board of Directors. See PART B. The Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

     While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Income Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

      The Plans do not apply to Delchester Fund Institutional Class . Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Delchester Fund Institutional Class .

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of September 30, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

     The directors of Income Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended July 31, 1997, the ratios of expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares were 1.04%, 1.79% and 1.79%, respectively.
The expense ratio of each Class reflects the impact of its 12b-1 Plan.

SHARES

     Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983 and was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Strategic Income Fund series and the High-Yield Opportunities Fund series.

     Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers Delchester Fund Institutional Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of Delchester Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares.

     Prior to September 30, 1996, Delaware Group Income Funds, Inc. was known as Delaware Group Delchester High-Yield Bond Fund, Inc. Prior to September 30, 1996, Delaware Group Delchester High-Yield Bond Fund, Inc. offered a single series of shares, the Common Stock Series, which was known as and did business as Delchester Fund.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

RULE 144A SECURITIES

     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

ZERO COUPON BONDS AND PAY-IN-KIND BONDS

     The Fund may acquire zero coupon bonds and, to a lesser extent, pay-in-kind
(PIK) bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, the Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

PORTFOLIO LOAN TRANSACTIONS

     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
ILLUSTRATIONS OF THE POTENTIAL IMPACT ON INVESTMENT BASED ON PURCHASE OPTION
                                $10,000 PURCHASE


                      Scenario 1                      Scenario 2                    Scenario 3                   Scenario 4
                    No Redemption                  Redeem 1st Year               Redeem 3rd Year               Redeem 5th Year
                ---------------------           ---------------------        ---------------------           -------------------
     Year    Class A   Class B   Class C     Class A  Class B  Class C    Class A   Class B  Class C     Class A  Class B  Class C
     ----    -------   -------   -------     -------  -------  -------    -------   -------  -------     -------  -------  --------
        0      9,525   10,000    10,000        9,525   10,000  10,000       9,525    10,000   10,000       9,525   10,000   10,000
        1     10,192   10,630    10,630       10,192   10,230  10,530+     10,192    10,630   10,630      10,192   10,630   10,630
        2     10,905   11,300    11,300                                    10,905    11,300   11,300      10,905   11,300   11,300
        3     11,669   12,012    12,012                                    11,669    11,712   12,012+     11,669   12,012   12,012
        4     12,485   12,768    12,768                                                                   12,485   12,768   12,768
        5     13,359   13,573    13,573                                                                   13,359   13,373   13,573+
        6     14,294   14,428    14,428
        7     15,295   15,337    15,337
        8     16,366+  16,303    16,303
        9     17,511   17,444*   17,330
       10     18,737   18,665*   18,422

*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


                                                                $250,000 PURCHASE

                      Scenario 1                      Scenario 2                    Scenario 3                   Scenario 4
                    No Redemption                  Redeem 1st Year               Redeem 3rd Year               Redeem 5th Year
                ---------------------           ---------------------        ---------------------           -------------------
     Year    Class A   Class B   Class C     Class A  Class B  Class C    Class A   Class B  Class C     Class A  Class B  Class C
     ----    -------   -------   -------     -------  -------  -------    -------   -------  -------     -------  -------  --------
        0    243,750   250,000   250,000     243,750  250,000  250,000    243,750   250,000  250,000     243,750  250,000  250,000
        1    260,813   265,750   265,750     260,813  255,750  263,250+   260,813   265,750  265,750     260,813  265,750  265,750
        2    279,069   282,492   282,492                                  279,069   282,492  282,492     279,069  282,492  282,492
        3    298,604   300,289   300,289                                  298,604   292,789  300,289+    298,604  300,289  300,289
        4    319,507+  319,207   319,207                                                                 319,507+ 319,207  319,207
        5    341,872   339,318   339,318                                                                 341,872  334,318  339,318
        6    365,803   360,695   360,695
        7    391,409   383,418   383,418
        8    418,808   407,574   407,574
        9    448,124   436,104*  433,251
       10    479,493   466,631*  460,546


*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

ASSUMES A HYPOTHETICAL RETURN FOR CLASS A OF 7% PER YEAR, A HYPOTHETICAL RETURN FOR CLASS B OF 6.3% FOR YEARS 1-8 AND 7% FOR YEARS 9-10, AND A HYPOTHETICAL RETURN FOR CLASS C OF 6.3% PER YEAR. HYPOTHETICAL RETURNS VARY DUE TO THE DIFFERENT EXPENSE STRUCTURE FOR EACH CLASS AND DO NOT REPRESENT ACTUAL PERFORMANCE.

CLASS A PURCHASE SUBJECT TO APPROPRIATE SALES CHARGE BREAKPOINT (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).

CLASS B PURCHASE ASSESSED APPROPRIATE CDSC UPON REDEMPTION (4%-4%-3%-3%-2%-1% IN YEARS 1-2-3-4-5-6).

CLASS C PURCHASE ASSESSED 1% CDSC UPON REDEMPTION IN YEAR 1.
FIGURES MARKED "+" IDENTIFY WHICH CLASS OFFERS THE GREATER RETURN POTENTIAL BASED ON INVESTMENT AMOUNT, THE HOLDING PERIOD AND THE EXPENSE STRUCTURE OF EACH CLASS.

APPENDIX B -- CLASSES OFFERED

GROWTH OF CAPITAL            A Class     B Class     C Class    Consultant Class
Aggressive Growth Fund          x            x          x             -
Trend Fund                      x            x          x             -
Enterprise Fund                 x            x          x             -
DelCap Fund                     x            x          x             -
Small Cap Value Fund            x            x          x             -
U.S. Growth Fund                x            x          x             -
Growth Stock Fund               x            x          x             -
Tax-Efficient Equity Fund       x            x          x             -

TOTAL RETURN
Blue Chip Fund                  x            x          x             -
Quantum Fund                    x            x          x             -
Devon Fund                      x            x          x             -
Decatur Total Return Fund       x            x          x             -
Decatur Income Fund             x            x          x             -
Delaware Fund                   x            x          x             -

INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund           x            x          x             -
New Pacific Fund                x            x          x             -
World Growth Fund               x            x          x             -
International Equity Fund       x            x          x             -
Global Assets Fund              x            x          x             -
Global Bond Fund                x            x          x             -

CURRENT INCOME
Delchester Fund                 x            x          x             -
Strategic Income Fund           x            x          x             -
Corporate Income Fund           x            x          x             -
Federal Bond Fund               x            x          x             -
U.S. Government Fund            x            x          x             -
Delaware-Voyageur US
  Government Securities
  Fund                          x            x          x             -
Limited-Term Government Fund    x            x          x             -


APPENDIX B--CLASSES OFFERED - (CON'T)


TAX PREFERRED INCOME                                           A Class            B Class             C Class       Consultant Class
National High Yield Municipal Bond Fund                          x                   x                   x                  -
Tax-Free USA Fund                                                x                   x                   x                  -
Tax-Free Insured Fund                                            x                   x                   x                  -
Tax-Free USA Intermediate Fund                                   x                   x                   x                  -
Delaware-Voyageur Tax-Free Arizona Insured Fund                  x                   x                   x                  -
Delaware-Voyageur Tax-Free Arizona Fund                          x                   x                   x                  -
Delaware-Voyageur Tax-Free California Insured Fund               x                   x                   x                  -
Delaware-Voyageur Tax-Free California Fund                       x                   x                   x                  -
Delaware-Voyageur Tax-Free Colorado Fund                         x                   x                   x                  -
Delaware-Voyageur Tax-Free Florida Insured Fund                  x                   x                   x                  -
Delaware-Voyageur Tax-Free Florida Intermediate Fund             x                   x                   x                  -
Delaware-Voyageur Tax-Free Florida Fund                          x                   x                   x                  -
Delaware-Voyageur Tax-Free Idaho Fund                            x                   x                   x                  -
Delaware-Voyageur Tax-Free Iowa Fund                             x                   x                   x                  -
Delaware-Voyageur Tax-Free Kansas Fund                           x                   x                   x                  -
Delaware-Voyageur Minnesota High Yield Municipal
 Bond Fund                                                       x                   x                   x                  -
Delaware-Voyageur Minnesota Insured Fund                         x                   x                   x                  -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund           x                   x                   x                  -
Delaware-Voyageur Tax-Free Minnesota Fund                        x                   x                   x                  -
Delaware-Voyageur Tax-Free Missouri Insured Fund                 x                   x                   x                  -
Delaware-Voyageur Tax-Free New Mexico Fund                       x                   x                   x                  -
Delaware-Voyageur Tax-Free New York Fund                         x                   x                   x                  -
Delaware-Voyageur Tax-Free North Dakota Fund                     x                   x                   x                  -
Delaware-Voyageur Tax-Free Oregon Insured Fund                   x                   x                   x                  -
Tax-Free Pennsylvania Fund                                       x                   x                   x                  -
Delaware-Voyageur Tax-Free Utah Fund                             x                   x                   x                  -
Delaware-Voyageur Tax-Free Washington Insured Fund               x                   x                   x                  -
Delaware-Voyageur Tax-Free Wisconsin Fund                        x                   x                   x                  -

MONEY MARKET FUNDS
Delaware Cash Reserve                                            x                   x                   x                  x
U.S. Government Money Fund                                       x                   -                   -                  x
Tax-Free Money Fund                                              x                   -                   -                  x


APPENDIX C--RATINGS

     The Fund's assets are invested primarily in bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities. The table set forth below shows the percentage of the Fund's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the Fund's fiscal year ended July 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions.

                                              Average Weighted
Rating Moody's and/or S&P                 Percentage of Portfolio
-------------------------                 -----------------------

United States Treasury Obligations                 12.77%
Aaa/AAA                                             N/A
Aa/AA                                               N/A
A/A                                                 N/A
Baa/BBB                                             N/A
Ba/BB                                              8.17%
B/B                                                76.17%
Caa/CCC                                            1.26%
Not Rated/Other                                    1.63%

     The Fund tends to invest primarily in bonds rated Ba or B by Moody's or similarly rated by S&P or another rating agency. During the fiscal year ended July 31, 1997, the Fund increased its exposure to bonds rated B from 74.50% to 76.10% and reduced its exposure to bonds rated Ba from 12.58% to 8.17%. The Fund tends to emphasize B-rated bonds during periods of economic expansion. During periods of economic slowdown, the Fund tends to emphasize bonds rated Ba, which are generally considered to be of higher quality but lower yielding than bonds rated B. In response to continuing signs of economic growth during 1997, the Fund's managers increased the Fund's holdings of B-rated bonds in an effort to increase investment income while maintaining a prudent risk profile, consistent with their view of economic and market conditions at that time.

GENERAL RATING INFORMATION

BONDS

     Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER

     Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2-- second highest grade possessing less relative strength than the highest grade.

     Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

     The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

--------------------------------------------------------------------------------
DELCHESTER FUND
--------------------------------------------------------------------------------

A CLASS
B CLASS
C CLASS

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--------------------------------------------------------------------------------

PROSPECTUS

--------------------------------------------------------------------------------


SEPTEMBER 29, 1997











                                                  DELAWARE
                                                  GROUP
                                                  ---------------

DELCHESTER FUND INSTITUTIONAL                                        PROSPECTUS
CLASS SHARES                                                 SEPTEMBER 29, 1997



                     1818 Market Street, Philadelphia, PA  19103


                              For more information about
                        Delchester Fund Institutional Class
                         call Delaware Group at 800-828-5052.


    The PROSPECTUS describes shares of Delchester Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The Fund's investment objective is to seek as high a current income as is consistent with providing reasonable safety.

    THIS FUND INVESTS UP TO 100% OF ITS ASSETS IN LOWER RATED FIXED-INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS," WHICH INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED FIXED-INCOME SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THIS FUND. SEE INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS, and APPENDIX A-RATINGS.

    The Fund offers Delchester Fund Institutional Class (the "Class") of shares.

    This PROSPECTUS relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's STATEMENT OF ADDITIONAL INFORMATION ("PART B" of Income Funds, Inc.'s registration statement), dated September 29, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any response to requests for PART B.


    The Fund also offers Delchester Fund A Class, Delchester Fund B Class and Delchester Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS


Cover Page                             Classes of Shares
Synopsis                               How to Buy Shares
Summary of Expenses                    Redemption and Exchange
Financial Highlights                   Dividends and Distributions
Investment Objective and Policies      Taxes
    Suitability                        Calculation of Net Asset Value
                                       Per Share
    Investment Strategy                Management of the Fund
Risk Factors                           Other Investment Policies and
    Youth and Volatility of the            Risk Considerations
         High-Yield Market             Appendix A - Ratings
    Redemptions
    Liquidity and Valuation







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE AND RISK FACTORS


    The investment objective of the Fund is to seek as high a current income as is consistent with providing reasonable safety by investing principally in corporate bonds, and also in U.S. government securities and commercial paper. For further details, see INVESTMENT OBJECTIVE AND POLICIES and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. See RISK FACTORS.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


PURCHASE PRICE

    Shares of the Class offered by this PROSPECTUS are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See CLASSES OF SHARES.

REDEMPTION AND EXCHANGE

    Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY


    Income Funds, Inc.  is an open-end management investment company   The
Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was first organized as a Delaware corporation in 1970 and subsequently reorganized as a Maryland corporation on March 4, 1983. See SHARES under MANAGEMENT OF THE FUND.

SUMMARY OF EXPENSES


                           SHAREHOLDER TRANSACTION EXPENSES
         ----------------------------------------------------------------------

         Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price). . . . . . . . . . . . . .    None

         Maximum Sales Charge Imposed on Reinvested
         Dividends (as a percentage of offering price). . . . . . . . .    None

         Exchange Fees. . . . . . . . . . . . . . . . . . . . . . . . .    None*

                              ANNUAL OPERATING EXPENSES
                   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
         ----------------------------------------------------------------------

         Management Fees. . . . . . . . . . . . . . . . . . . . . . . .    0.57%

         12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . .    None

         Other Operating Expenses . . . . . . . . . . . . . . . . . . .    0.22%

              Total Operating Expenses. . . . . . . . . . . . . . . . .    0.79%



*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

    For expense information about Delchester Fund A Class, Delchester Fund B Class and Delchester Fund C Class, see the separate prospectus relating to those classes.


    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Fund charges no redemption fees.

         1 year         3 years        5 years        10 years
         ------         -------        -------        --------
         $8             $25            $44            $98

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delchester Fund of Delaware Group Income Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from Income Funds, Inc. upon request at no charge.


--------------------------------------------------------------------------------


                                  YEAR ENDED
                                                            7/31/97  7/31/96   7/31/95   7/31/94   7/31/93 7/31/92(1)(2)  7/31/91

Net Asset Value, Beginning of Period                        $6.140    $6.280    $6.450    $7.070    $6.900     $6.260      $6.300


INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                      0.614     0.644     0.685     0.758     0.787      0.798       0.822
Net Gains or Losses on Securities
(both realized and unrealized)                               0.429    (0.142)   (0.169)   (0.617)    0.165      0.640      (0.040)
     Total from Investment Operations                        1.043     0.502     0.516     0.141     0.952      1.438       0.782

LESS DISTRIBUTIONS
  Dividends (from net investment income)                    (0.613)   (0.642)   (0.686)   (0.761)   (0.782)    (0.798)     (0.822)
Distributions  (from capital gains)                           none      none      none      none      none       none        none
     Total Distributions                                    (0.613)   (0.642)   (0.686)   (0.761)   (0.782)    (0.798)     (0.822)

Net Asset Value, End of Period                              $6.570    $6.140    $6.280    $6.450    $7.070     $6.900      $6.260

Total Return                                                 17.82%     8.37%     8.72%     1.82%    14.67%     24.28%      14.85%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)                  $44,065   $59,513   $61,742   $71,122   $35,909    $18,746    $113,414
Ratio of Expenses to Average Daily Net Assets                 0.79%     0.77%     0.82%     0.83%     0.86%      0.86%       0.90%
Ratio of Net Investment Income
     to Average Daily Net Assets                              9.73%    10.36%    11.14%    10.70%    11.35%     12.17%      14.45%
Portfolio Turnover Rate                                        154%      108%       92%       92%       72%       101%         38%




                                                            7/31/90   7/31/89   7/31/88

Net Asset Value, Beginning of Period                        $7.480    $7.750    $7.940


INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.900     0.934     0.946
Net Gains or Losses on Securities
(both realized and unrealized)                              (1.180)   (0.270)   (0.188)
     Total from Investment Operations                       (0.280)    0.664     0.758

LESS DISTRIBUTIONS
Dividends (from net investment income)                   (0.900)   (0.934)   (0.948)
Distributions  (from capital gains)                          none      none      none
     Total Distributions                                   (0.900)   (0.934)   (0.948)

Net Asset Value, End of Period                             $6.300    $7.480    $7.750

Total Return                                                 (3.58%)    9.10%    10.37%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted)               $96,161   $84,800   $37,639
Ratio of Expenses to Average Daily Net Assets             0.85%     0.85%     0.87%
Ratio of Net Investment Income
     to Average Daily Net Assets                           13.47%    12.30%    12.18%
Portfolio Turnover Rate                                       72%       66%   139%


---------------------------------------
(1) The financial highlights for the period prior to June 1, 1992 (the date Delchester Fund Institutional Class was first offered for public sale) are derived from data of the Delchester I class, which like Delchester Fund Institutional Class, was not subject to Rule 12b-1 distribution expenses. Shares of Delchester I class were converted into shares of Delchester II class (now referred to as Delchester Fund A Class) on June 1, 1992, pursuant to a Plan of Recapitalization approved by shareholders of Delchester I class. Prior to May 2, 1994, Delchester Fund A Class was known as Delchester Fund class and Delchester Fund Institutional Class was known as Delchester Fund (Institutional) class.

(2) The data for Delchester I class and Delchester Fund Institutional Class have been combined for 1992. For the ten months ended May 31 1992, the Delchester I class' operating expenses and net investment income per share were $0.047 and $0.666, respectively. For the two months ended July 31, 1992, the Delchester Fund Institutional Class' operating expenses and net investment income per share were $0.009 and $0.132, respectively. All net investment income was distributed to shareholders.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY

    The Fund may be suitable for investors interested in high current income flow. The net asset value of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor.

    The types of securities in which the Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and restricted securities have the potential for higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be reflected in the Fund's net asset value. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these securities.

    The Fund's objective of high current income also may be suited for longer term investments, such as tax-deferred retirement plans (e.g., IRA, 401(k), Profit Sharing, etc.), where the income stream can be left to compound on a tax-deferred basis.

    Ownership of Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

    Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY

    The objective of the Fund is to seek as high a current income as is consistent with providing reasonable safety. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund will invest at least 80% of its assets at the time of purchase in:

    (1) CORPORATE BONDS. The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds; or

    (2) GOVERNMENT SECURITIES. Securities of, or guaranteed by, the U.S. government, its agencies or instrumentalities; or

    (3) COMMERCIAL PAPER. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's").

    The Fund has consistently invested more than 80% of its assets in these securities. The Fund must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Currently, the Fund's assets are invested primarily in unrated corporate bonds and bonds rated BB or lower by S&P or Ba or lower by Moody's.

    The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

    The Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. The Fund will not purchase illiquid assets if more than 10% of its assets would consist of such illiquid securities.

    For temporary defensive purposes, the Fund may hold a substantial portion of its assets in cash or short-term obligations. While the Fund is permitted, it normally does not borrow money or invest in repurchase agreements, except to invest cash balances.

    Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained. The objective of the Fund may not be changed without shareholder approval.

    For a description of the Fund's other investment policies, see OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS in this PROSPECTUS. PART B sets forth other investment restrictions.

RISK FACTORS



    The Fund's assets may be invested primarily in bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See APPENDIX A--RATINGS in this PROSPECTUS for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Fund. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this PROSPECTUS, those risks include the following:


YOUTH AND VOLATILITY OF THE HIGH-YIELD MARKET

    Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in the Fund's net asset value.

REDEMPTIONS

    If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time (i.e., more shares of the Fund are redeemed than are purchased), the Fund may be required to sell securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratio may increase.

LIQUIDITY AND VALUATION

    The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions that dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

CLASSES OF SHARES

    The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

    INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN
EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF THE CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.


    Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and
(e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

DELCHESTER FUND A CLASS, DELCHESTER FUND B CLASS AND DELCHESTER FUND C CLASS

    In addition to offering Delchester Fund Institutional Class, the Fund also offers Delchester Fund A Class, Delchester Fund B Class and
Delchester Fund C Class, which are described in a separate prospectus. Shares of Delchester Fund A Class, Delchester Fund B Class and Delchester Fund C
Class may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor. Delchester Fund A Class carries a front-end sales charge and has annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more.
Delchester Fund B Class and Delchester Fund C Class have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%.
Shares of Delchester Fund B Class and Delchester Fund C Class and certain shares of Delchester Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this PROSPECTUS.

HOW TO BUY SHARES

    The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.


INVESTING DIRECTLY BY MAIL

1. INITIAL PURCHASES--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Delchester Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to Delchester Fund Institutional Class. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE

    You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).


1. INITIAL PURCHASES--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, for Delchester Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. SUBSEQUENT PURCHASES--You may make additional investments at any time by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.


INVESTING BY EXCHANGE

    If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of Delchester Fund B Class and Delchester Fund C Class and Class B Shares and
Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.

INVESTING THROUGH YOUR INVESTMENT DEALER

    You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.


PURCHASE PRICE AND EFFECTIVE DATE

    The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


    The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.


THE CONDITIONS OF YOUR PURCHASE

    The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

    The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

    REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE CONTACT THEIR EMPLOYER FOR DETAILS.


    Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


    All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

    The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


    Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

    Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

    All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.


WRITTEN REDEMPTION AND EXCHANGE

    You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

    For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


    Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.


    You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE

    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.


    The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.


    Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


TELEPHONE REDEMPTION-CHECK TO YOUR ADDRESS OF RECORD

    You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION-PROCEEDS TO YOUR BANK

    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.


TELEPHONE EXCHANGE

    You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

    The Fund declares a dividend to all shareholders of record at the time the net asset value per share is determined. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

    Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.


    Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which apply to Delchester Fund A Class,
Delchester Fund B Class and Delchester Fund C Class.

    The Fund's dividends are declared daily and paid monthly.   Distributions
from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code (the "Code"). Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES


    The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


    The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


    The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

    Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


    Dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


    The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares.


    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

    Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


    Income Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


    See TAXES in PART B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE


    The purchase and redemption price of Class shares is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


    The NAV is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by the Fund's Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.


    The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under Income Funds, Inc.'s 12b-1 Plans and Delchester Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each class, the dividends paid to each class of the Fund may vary. However, the NAV per share of each class is expected to be equivalent.

MANAGEMENT OF THE FUND


DIRECTORS

    The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. PART B contains additional information regarding Income Funds, Inc.'s directors and officers.


INVESTMENT MANAGER

    The Manager furnishes investment management services to the Fund.


    The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates in the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts. The directors of Income Funds, Inc. annually review fees paid to the Manager.


    The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Income Funds, Inc., on behalf of the Fund, and the Manager was executed following shareholder approval.


    The Manager manages the Fund's portfolio and makes investment decisions which are implemented by Income Funds, Inc.'s Trading Department. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Income Funds, Inc. Investment management fees paid by the Fund for the fiscal year ended July 31, 1997 were 0.57% of average daily net assets.

    Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Matlack and Mr. Nichols have been members of the Fund's management team since 1990, and were named co-managers of the Fund in January 1993. A CFA charterholder, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

    Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Delaware Group, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

    In making investment decisions for the Fund, Mr. Matlack and Mr. Nichols regularly consult with Paul E. Suckow. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc. A CFA charterholder, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES

    The Fund normally will not invest for short-term trading purposes.
However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective and current market conditions, its annual portfolio turnover rate is expected to exceed 150%. A turnover rate of 100% occurs, for example, when all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. For the past two fiscal years, the Fund's portfolio turnover rates were 108% for 1996 and 154% for 1997.

    The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

    From time to time, the Fund may quote yield or total return performance of the Class in advertising and other types of literature.

    The current yield for the Class will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


    Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

    Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.


STATEMENTS AND CONFIRMATIONS

    You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT THE FUND

    Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Income Funds, Inc.'s fiscal year ends on July 31.


DISTRIBUTION AND SERVICE

    The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement with Income Funds, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

    The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an agreement dated September 30, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

    The directors of Income Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

    The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the fiscal year ended July 31, 1997, the ratio of operating expenses to average daily net assets for the Class was 0.79%.

SHARES

    Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983. Income Funds, Inc. was previously organized as a Delaware corporation in 1970. In additio n to the Fund, Income Funds, Inc. presently offers two other series of shares, the Strategic Income Fund series and the High-Yield Opportunities Fund series.

    Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects.

    Income Funds, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

    In addition to the Class, the Fund also offers Delchester Fund A Class, Delchester Fund B Class and Delchester Fund C Class which represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the Class, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Delchester Fund A Class, Delchester Fund B
Class and Delchester Fund C Class.


    Prior to September 30, 1996, Delaware Group Income Funds, Inc. was known as Delaware Group Delchester High-Yield Bond Fund, Inc. Prior to September 30, 1996, Delaware Group Delchester High-Yield Bond Fund, Inc. offered a single series of shares, the Common Stock Series, which was known as and did business as Delchester Fund.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

RULE 144A SECURITIES

    The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

    While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

ZERO COUPON BONDS AND PAY-IN-KIND BONDS

    The Fund may acquire zero coupon bonds and, to a lesser extent, pay-in-kind
(PIK) bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, the Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

PORTFOLIO LOAN TRANSACTIONS

    The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

APPENDIX A - RATINGS


    The Fund's assets are invested primarily in bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities. The table set forth below shows the percentage of the Fund's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the Fund's fiscal year ended July 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions.

                                              Average Weighted
Rating Moody's and/or S&P              Percentage of Portfolio

United States Treasury Obligations              12.77%
Aaa/AAA                                          N/A
Aa/AA                                            N/A
A/A                                              N/A
Baa/BBB                                          N/A
Ba/BB                                            8.17%
B/B                                             76.17%
Caa/CCC                                          1.26%
Not Rated/Other                                  1.63%

    The Fund tends to invest primarily in bonds rated Ba or B by Moody's or similarly rated by S&P or another rating agency. During the fiscal year ended July 31, 1997, the Fund increased its exposure to bonds rated B from 74.50% to 76.10% and reduced its exposure to bonds rated Ba from 12.58% to 8.17%.
The Fund tends to emphasize B-rated bonds during periods of economic expansion. During periods of economic slowdown, the Fund tends to emphasize bonds rated Ba, which are generally considered to be of higher quality but lower yielding than bonds rated B. In response to continuting signs of economic growth during 1997, the Fund's managers increased the Fund's holdings of B-rated bonds in an effort to increase investment income while maintaining a prudent risk profile, consistent with their view of economic and market conditions at that time.


GENERAL RATING INFORMATION

BONDS
    Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest;

Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER

    Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

    Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

For more information, contact Delaware Group at 800-828-5052.





INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245



--------------------------------------------------------------------------------

DELCHESTER FUND INSTITUTIONAL

--------------------------------------------------------------------------------



  PROSPECTUS

--------------------------------------------------------------------------------

SEPTEMBER 29, 1997



                                            DELAWARE
                                            GROUP
                                            _____________

STRATEGIC INCOME FUND A CLASS SHARES
STRATEGIC INCOME FUND B CLASS SHARES                                  PROSPECTUS
STRATEGIC INCOME FUND C CLASS SHARES                          SEPTEMBER 29, 1997



                     1818 MARKET STREET, PHILADELPHIA, PA  19103

                          FOR PROSPECTUS AND PERFORMANCE:
                               NATIONWIDE 800-523-4640

                          INFORMATION ON EXISTING ACCOUNTS:
                                 (SHAREHOLDERS ONLY)
                               NATIONWIDE 800-523-1918

                                   DEALER SERVICES:
                                (BROKER/DEALERS ONLY)
                               NATIONWIDE 800-362-7500

                     REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
                               NATIONWIDE 800-659-2265


    This PROSPECTUS describes shares of Strategic Income Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The Fund's objective is to seek to provide investors with high current income and total return.

    THIS FUND MAY INVEST UP TO 60% OF ITS ASSETS IN HIGH-YIELDING, LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES ISSUED BY U.S. COMPANIES, COMMONLY KNOWN AS "JUNK BONDS." IN ADDITION, THE FUND MAY INVEST A PORTION OF ITS ASSETS IN FIXED-INCOME SECURITIES OF ISSUERS IN FOREIGN COUNTRIES AND DENOMINATED IN FOREIGN CURRENCIES AND IN U.S. EQUITY SECURITIES, WHICH MAY BE UNRATED OR RATED BELOW INVESTMENT GRADE. JUNK BONDS AND LOWER RATED SECURITIES INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THIS FUND. SEE INVESTMENT OBJECTIVE AND POLICIES, SPECIAL RISK CONSIDERATIONS AND APPENDIX C - RATINGS.

    The Fund offers Strategic Income Fund A Class ("Class A Shares"), Strategic Income Fund B Class ("Class B Shares") and Strategic Income Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

     This PROSPECTUS relates only to the classes listed above and sets forth information that you should read and consider before you invest. Please retain
it for future reference.   The Fund's STATEMENT OF ADDITIONAL INFORMATION ("PART
B" of Income Funds, Inc.'s registration statement), dated September 29, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any response to requests for PART B.

    The Fund also offers Strategic Income Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Strategic Income Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

TABLE OF CONTENTS

COVER PAGE
SYNOPSIS                               REDEMPTION AND EXCHANGE
SUMMARY OF EXPENSES                    DIVIDENDS AND DISTRIBUTIONS
INVESTMENT OBJECTIVE  AND POLICIES     TAXES
    SUITABILITY                        CALCULATION OF OFFERING PRICE AND
    INVESTMENT STRATEGY                NET ASSET VALUE PER SHARE
SPECIAL RISK CONSIDERATIONS            MANAGEMENT OF THE FUND
    HIGH-YIELD SECURITIES              OTHER INVESTMENT POLICIES AND
    FOREIGN SECURITIES                      RISK CONSIDERATIONS
THE DELAWARE DIFFERENCE                APPENDIX A -- INVESTMENT ILLUSTRATIONS
    PLANS AND SERVICES                 APPENDIX B -- CLASSES OFFERED
RETIREMENT PLANNING                    APPENDIX C -- RATINGS
CLASSES OF SHARES
HOW TO BUY SHARES





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE


    The investment objective of the Fund is to seek to provide investors with high current income and total return. The Fund seeks to achieve its objective by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. In addition, the Fund may invest in U.S. equity securities. For further details, see INVESTMENT OBJECTIVE AND POLICIES, SPECIAL RISK CONSIDERATIONS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

RISK FACTORS

    Prospective investors should consider the following:

    1. The Fund may invest up to 60% of its assets in high-yield, higher risk fixed-income securities issued by U.S. companies ("junk bonds"). In addition, a portion of the Fund's foreign fixed-income securities and U.S. equity securities may be rated below investment grade. Such securities may increase the risks of an investment in this Fund. See HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS.


    2. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See SPECIAL RISK CONSIDERATIONS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    3. The Fund has the ability to engage in options transactions for hedging purposes to counterbalance portfolio volatility. While the Fund does not engage in options transactions for speculative purposes, there are risks which result from the use of options, and an investor should carefully review the descriptions of these risks in this PROSPECTUS. Certain options may be considered to be derivative securities. See OPTIONS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    4. The Fund may invest up to 15% of its net assets in issuers located or operating in markets of emerging countries. The securities in these countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Western European and other developed markets. See SPECIAL RISK CONSIDERATIONS.

INVESTMENT MANAGER, SUB-ADVISER, DISTRIBUTOR AND SERVICE AGENT


    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (the "Sub-Adviser"), an affiliate of the Manager, with respect to the management of the Fund's investments in foreign government and other foreign fixed-income
securities.   The Manager and the Sub-Adviser also provide investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the Sub-Adviser and the fees payable under the Fund's Investment Management and Sub-Advisory Agreements.

SALES CHARGES


    The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which based on the net asset value per share of Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year is equivalent to 4.91% of the amount invested. The front-end sales charge is
reduced on certain transactions of at least $100,000 but under $1,000,000.   For
purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a CDSC of 1% if shares are redeemed within 12 months of purchase if in connection with such purchase a dealer commission was paid). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


    The price of Class B Shares is equal to the net asset value per share.
Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES and AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES.

    The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

    See CLASSES OF SHARES and DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

PURCHASE AMOUNTS


    Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.


    Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See HOW TO BUY SHARES.

REDEMPTION AND EXCHANGE

    Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.

    Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY


    Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was first organized as a Delaware corporation in 1970 and subsequently reorganized as a Maryland corporation on March 4, 1983. See SHARES under MANAGEMENT OF THE FUND.

SUMMARY OF EXPENSES

    A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:


                                                 CLASS A   CLASS B   CLASS C
SHAREHOLDER TRANSACTION EXPENSES                 SHARES    SHARES    SHARES

Maximum Sales Charge Imposed
  on Purchases (as a percentage
  of offering price) . . . . . . . . . . . .     4.75%     None      None

Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
  percentage of offering price). . . . . . .     None      None      None

Maximum Contingent Deferred Sales
  Charge (as a percentage of  original
  purchase price or  redemption proceeds,
  as applicable) . . . . . . . . . . . . . .     None*     4.00%*    1.00%*

Redemption Fees. . . . . . . . . . . . . . .     None**    None**    None**


ANNUAL OPERATING EXPENSES
  (AS A PERCENTAGE OF                            CLASS A   CLASS B   CLASS C
  AVERAGE DAILY NET ASSETS)                      SHARES    SHARES    SHARES

Management Fees (after voluntary waivers). .     0.00%     0.00%     0.00%

12b-1 Plan Expenses (including service fees) . . 0.25%+    1.00%+    1.00%+

Other Operating  Expenses++
  (after voluntary payments) . . . . . . . .     0.75%     0.75%     0.75%

  Total Operating Expenses++
  (after voluntary waivers  and payments). .     1.00%     1.75%     1.75%

*Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT

NET ASSET VALUE under REDEMPTION AND EXCHANGE; DEFERRED SALES CHARGE ALTERNATIVE
- CLASS B SHARES and LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES under CLASSES OF SHARES.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


+Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Directors at 0.25% of the average daily net assets of such Class. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

++The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, do not exceed 0.75%, during the commencement of the public offering of the Classes through December 3, 1997. If the voluntary expense waivers were not in effect the Total Operating Expenses, as a percentage of average daily net assets, would have been 2.12%, 2.87%, and 2.87%, respectively, for Class A Shares, Class B Shares and Class C Shares, reflecting management fees of 0.65% for each Class.

         For expense information about the Strategic Income Fund Institutional Class of shares, see the separate prospectus relating to that class.

         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See DELAWARE GROUP ASSET PLANNER in PART B.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this PROSPECTUS.


                                 ASSUMING REDEMPTION                          ASSUMING NO REDEMPTION
                   1 YEAR       3 YEARS     5 YEARS      10 YEARS    1 YEAR       3 YEARS     5 YEARS      10 YEARS
CLASS A SHARES     $57(1)       $78         $100         $164        $57          $78         $100         $164
CLASS B SHARES(2)  $58          $85         $115         $186        $18          $55         $95          $186
CLASS C SHARES     $28          $55         $95          $206        $18          $55         $95          $206


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth
    years reflects expenses of Class A Shares.   See AUTOMATIC CONVERSION OF
    CLASS B SHARES under CLASSES OF SHARES for a description of the automatic conversion feature.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Strategic Income Fund of Delaware Group Income Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from Income Funds, Inc. upon request at no charge.


--------------------------------------------------------------------------------


                                                               Strategic      Strategic      Strategic
                                                              Income Fund    Income Fund    Income Fund
                                                                A Class        B Class        C Class

                                                                For the        For the        For the
                                                                period         period         period
                                                              10/1/96(1)     10/1/96(1)     10/1/96(1)
                                                                through        through        through
                                                                7/31/97        7/31/97        7/31/97

Net Asset Value, Beginning of Period . . . . . .                $5.500         $5.500         $5.500
Income From Investment Operations
Net Investment Income                                           0.3373         0.3076         0.3131
Net Gains (Losses) on Securities
    (both realized and unrealized) . . . . . . .                0.2037         0.2036         0.1981

       Total From Investment Operations. . . . .                0.5410         0.5112         0.5112

Less Distributions
Dividends from Net Investment Income . . . . . .                (0.3410)       (0.3112)       (0.3112)
Distributions from Capital Gains . . . . . . . .                none           none           none
    Total Distributions. . . . . . . . . . . . .                (0.3410)       (0.3112)       (0.3112)
Net Asset Value, End of Period . . . . . . . . .                $5.700         $5.700         $5.700


Total Return . . . . . . . . . . . . . . . . . .                10.11%(2)(3)   9.53%(2)(3)    9.53%(2)(3)


Ratios/Supplemental Data
Net Assets, End of Period (000's omitted). . . .                $9,144         $6,878         $1,944
Ratio of Expenses to Average Daily Net Assets. .                1.00%          1.75%          1.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation. . . . . . . . .                2.12%          2.87%          2.87%
Ratio of Net Investment Income to Average
    Daily Net Assets . . . . . . . . . . . . . .                7.76%          7.01%          7.01%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation. . . . . . . . .                6.64%          5.89%          5.89%
Portfolio Turnover Rate. . . . . . . . . . . . .                183%           183%           183%

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.
(3) Total return reflects the expense limitations referenced under SUMMARY OF EXPENSES in the PROSPECTUS.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY

         The Fund may be suitable for the investor interested in high current income and total return which, in part, is derived from such income. The net asset value per share of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor. The Fund cannot assure a specific rate of return or that principal will be protected. However, through the cautious selection and supervision of its portfolio, the Manager and the Sub-Adviser will strive to achieve the Fund's objective.

         The types of securities in which the Fund may invest are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and certain restricted securities have the potential for higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be reflected in a Class' net asset value. In addition, investments in foreign fixed-income securities involve special risks, including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these types of securities. See SPECIAL RISK CONSIDERATIONS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a complete discussion of the risk factors affecting the Fund's portfolio securities.

         Ownership of Strategic Income Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

INVESTMENT STRATEGY

         The objective of the Fund is to seek to provide investors with high current income and total return. The Manager will seek to achieve this objective by allocating the Fund's investments principally among the following three sectors of the fixed-income securities markets:

    - a HIGH-YIELD SECTOR, consisting of high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies;

    - an INVESTMENT GRADE SECTOR, consisting of investment grade debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies; and

    - an INTERNATIONAL SECTOR, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities of issuers in foreign countries and denominated in foreign currencies.

         The Manager will determine the amount of assets of the Fund that will be allocated to each of the three sectors in which the Fund will invest, based on its analysis of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investment in each of the three sectors. The Manager will periodically reallocate the Fund's assets as it deems necessary, and as little as 20% and as much as 60% of the Fund's assets among sectors may be invested in each fixed-income sector. In addition, the Fund may invest up to 10% of its assets in U.S. equity securities.

DOMESTIC HIGH-YIELD SECTOR

         The Manager will invest the Fund's assets that are allocated to the domestic high-yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund may invest in domestic corporate debt obligations, including, corporate notes (including convertible notes), units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs"). See ZERO COUPON BONDS AND PAY-IN-KIND BONDS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. The Fund may also purchase preferred stock and convertible preferred stock.


         The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector of its portfolio will generally be rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization. SEE APPENDIX C - RATINGS in this PROSPECTUS for more rating information and HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS for a description of the risks associated with investing in lower-rated fixed-income securities. Unrated bonds may be more speculative in nature than rated bonds.


INVESTMENT GRADE SECTOR

         In managing the Fund's assets allocated to the investment grade sector, the Manager will invest primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures and commercial paper of U.S. companies.

         The U.S. government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. See U.S. GOVERNMENT SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a discussion of these types of securities.

         The investment grade sector of the Fund's portfolio may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. See MORTGAGE-BACKED SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a discussion of these types of securities. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). See CMOS AND REMICS under OTHER INVESTMENT POLICES AND RISK CONSIDERATIONS for a discussion of these types of mortgage-backed securities.

         Subject to the quality limitations set forth in this PROSPECTUS, the Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans and leases. See ASSET-BACKED SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. The Fund may also invest in futures contracts and options on futures contracts subject to certain limitations. See FUTURES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.


         Securities purchased by the Fund within the investment grade sector will be rated in one of the four highest rating categories or will be unrated securities that are of comparable quality as determined by the Manager. The four highest rating categories are AAA, AA, A or BBB by S&P and Fitch, or Aaa, Aa, A or Baa by Moody's. Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. Securities in the fourth category, known as medium-grade bonds, are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics. See APPENDIX C - RATINGS in this PROSPECTUS for more rating information.


INTERNATIONAL SECTOR

         The Sub-Adviser will invest the assets of the Fund that are allocated to the international sector primarily in fixed-income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed-income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities.

         A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank.

         The Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" Depositary Receipts are issued without the participation of the issuer of the deposited security. The Fund may also invest in Brady Bonds, which are described more fully under FOREIGN SECURITIES in the SPECIAL RISK CONSIDERATIONS section of this PROSPECTUS. The Fund may also invest in zero coupon bonds and may purchase shares of other investment companies. See ZERO COUPON BONDS AND PAY-IN-KIND BONDS and INVESTMENT COMPANY SECURITIES under OTHER INVESTMENT POLICES AND RISK CONSIDERATIONS.

         The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the European Currency Unit. The Fund will, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. See OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a further description of the Fund's foreign currency transactions.

         While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, no more than 15% of the Fund's assets may be invested in direct obligations of issuers located in emerging market countries. See EMERGING MARKET SECURITIES under SPECIAL RISK CONSIDERATIONS.

         The Fund will invest in both rated and unrated foreign securities.
The rated securities that the Fund may purchase in the international sector of its portfolio may include those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another nationally recognized statistical rating organization. See APPENDIX C - RATINGS in this PROSPECTUS for more rating information and FOREIGN SECURITIES and HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS for a description of the risks associated with investing in foreign securities and lower-rated fixed-income securities.

EQUITY SECTOR

         Up to 10% of the Fund's assets may be invested in U.S. equity securities. Such investments may include common stocks, preferred stocks (including adjustable rate preferred stocks) and other equity securities, such as convertible securities and warrants, which may be used to create other permissible investments. Such investments must be consistent with the Fund's objective of high current income and total return. In addition, the Fund may invest in shares or convertible bonds of real estate investment trusts ("REITs"). See REITs under SPECIAL RISK CONSIDERATIONS for a discussion of these types of securities.

         In managing the Fund's assets allocated to the U.S. equity sector, the Manager may invest in securities that are rated and unrated. The securities may include those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's or similarly rated by another nationally recognized statistical rating organization. See APPENDIX C -RATINGS in this PROSPECTUS for more rating information and HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS for a description of the risks associated with investing in lower-rated securities.


                                    *     *     *

         For a description of the Fund's other investment policies and for a further description of some of the policies described above, see OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

         In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed-income obligations. The Fund may invest in repurchase agreements, but it normally does so only to invest cash balances. The Fund is permitted to borrow money.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained.


         The Fund's investment objective, and its designation as an open-end investment company and as a diversified fund, may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. PART B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.


         The remaining investment policies of the Fund not identified above or in PART B as fundamental are not fundamental and may be changed by the Board of Directors of Income Funds, Inc. without a shareholder vote.

SPECIAL RISK CONSIDERATIONS

GENERALLY

         The Fund invests a substantial portion of its assets in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through sector allocation, portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

HIGH-YIELD SECURITIES


         The Fund may invest a significant portion of its assets in bonds and other securities rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another rating organization, and in unrated corporate bonds. See APPENDIX C - RATINGS in this PROSPECTUS for more rating information. Investing in these so-called "junk" bonds or "high-yield" securities entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Fund. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this PROSPECTUS, those risks include the following:


YOUTH AND VOLATILITY OF THE HIGH-YIELD MARKET. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Class' net asset value.

REDEMPTIONS. If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time (i.e., more shares of the Fund are redeemed than are purchased), the Fund may be required to sell certain of its high-yield securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

LIQUIDITY AND VALUATION. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds, and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions that dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The privately placed high-yield securities that the Fund may purchase are particularly susceptible to the liquidity and valuation risks outlined above.

FOREIGN SECURITIES

         The Fund has the ability to purchase debt securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

         Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.


         EMERGING MARKET SECURITIES. The Fund may invest up to 15% of its assets in the debt securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.
Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         BRADY BONDS. Among the foreign fixed-income securities in which the Fund may invest are Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally commercial bank debt). In so restructuring its external debt, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions such as the World Bank and the International Monetary Fund, to exchange its commercial bank debt for newly issued bonds (Brady Bonds). The Sub-Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.


         FOREIGN GOVERNMENT SECURITIES. With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If foreign government or government-related issuers cannot generate sufficient earnings from foreign trade to service its external debt, they may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt. If a foreign governmental issuer defaults on its obligations, the Fund may have limited legal recourse against the issuer and/or guarantor.

         See OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a further description of certain risks associated with certain of the Fund's investments, including the risks associated with engaging in foreign currency transactions and options.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
    The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER
    800-523-4640


    FUND INFORMATION; LITERATURE PRICE; YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER
    800-523-1918

    INFORMATION ON EXISTING REGULAR INVESTMENT ACCOUNTS AND RETIREMENT PLAN ACCOUNTS; WIRE INVESTMENTS; WIRE LIQUIDATIONS; TELEPHONE LIQUIDATIONS AND TELEPHONE EXCHANGES


DELAPHONE
   800-362-FUND
   (800-362-3863)

PERFORMANCE INFORMATION

         You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

SHAREHOLDER SERVICES

         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

DELAPHONE SERVICE

         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.


STATEMENTS AND CONFIRMATIONS

         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

DUPLICATE CONFIRMATIONS

         IF YOUR FINANCIAL ADVISER OR INVESTMENT DEALER IS NOTED ON YOUR INVESTMENT APPLICATION, WE WILL SEND A DUPLICATE CONFIRMATION TO HIM OR HER. THIS MAKES IT EASIER FOR YOUR ADVISER TO HELP YOU MANAGE YOUR INVESTMENTS.

TAX INFORMATION

         EACH YEAR, INCOME FUNDS, INC. WILL MAIL TO YOU INFORMATION ON THE TAX STATUS OF YOUR DIVIDENDS AND DISTRIBUTIONS.


DIVIDEND PAYMENTS

         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - DIVIDEND REINVESTMENT PLAN under HOW TO BUY SHARES or call the Shareholder Service Center.


MONEYLINE-SM- SERVICES
         DELAWARE GROUP OFFERS THE FOLLOWING SERVICES FOR FAST AND CONVENIENT TRANSFER OF FUNDS BETWEEN YOUR PERSONAL BANK ACCOUNT AND YOUR DELAWARE GROUP FUND ACCOUNT.

1.  MONEYLINE-SM- DIRECT DEPOSIT SERVICE

         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine-SM- Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See DIVIDENDS AND DISTRIBUTIONS. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See SYSTEMATIC WITHDRAWAL PLANS under REDEMPTION
AND EXCHANGE.   THIS SERVICE IS NOT AVAILABLE FOR CERTAIN RETIREMENT PLANS.

2.  MONEYLINE-SM- ON DEMAND

         You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine-SM- On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine-SM- On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

         For each MoneyLine-SM- Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLine-SM-Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.


RIGHT OF ACCUMULATION

         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See CLASSES OF SHARES.

LETTER OF INTENTION

         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See CLASSES OF SHARES and PART B.

12-MONTH REINVESTMENT PRIVILEGE

         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See PART B.

EXCHANGE PRIVILEGE

         The Exchange Privilege permits you to exchange all or part of your shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see INVESTING BY EXCHANGE under HOW TO BUY SHARES, and REDEMPTION AND EXCHANGE.

WEALTH BUILDER OPTION

         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - WEALTH BUILDER OPTION and INVESTING BY EXCHANGE under HOW TO BUY SHARES, and REDEMPTION AND EXCHANGE.




FINANCIAL INFORMATION ABOUT THE FUND

         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Income Funds, Inc.'s fiscal year ends on July 31.

RETIREMENT PLANNING


         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b)(7) and 457 Deferred Compensation Plans.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of Strategic Income Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see PART B.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings
are tax-deferred.   The tax deductibility of IRA contributions is restricted,
and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

          Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees . An employer may elect to make additional contributions to such existing plans.


403(b)(7) DEFERRED COMPENSATION PLAN

         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 DEFERRED COMPENSATION PLAN

         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLAN

         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN

         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.


SIMPLE  IRA

         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)

          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.


ALLIED PLANS

         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). CLASS B SHARES AND CLASS C SHARES ARE NOT ELIGIBLE FOR PURCHASE BY ALLIED PLANS.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See INVESTING BY EXCHANGE.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES under REDEMPTION AND EXCHANGE, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

CLASSES OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS


         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         CLASS A SHARES. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES, below. See also CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE and DISTRIBUTION (12B-1) AND SERVICE under MANAGEMENT OF THE FUND.

         CLASS B SHARES. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See AUTOMATIC CONVERSION OF CLASS B SHARES, below.

         CLASS C SHARES. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


         Prospective investors should refer to APPENDIX A--INVESTMENT ILLUSTRATIONS in this PROSPECTUS for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.


         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for
selling Class A, Class B and Class C Shares.   INVESTORS SHOULD UNDERSTAND THAT
THE PURPOSE AND FUNCTION OF THE RESPECTIVE 12b-1 PLANS AND THE CDSCS APPLICABLE TO CLASS B SHARES AND CLASS C SHARES ARE THE SAME AS THOSE OF THE 12b-1 PLAN AND THE FRONT-END SALES CHARGE APPLICABLE TO CLASS A SHARES IN THAT SUCH FEES AND CHARGES ARE USED TO FINANCE THE DISTRIBUTION OF THE RESPECTIVE CLASSES. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.


         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE.

         The NASD has adopted certain rules relating to investment company sales charges. Income Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
    Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE.

    Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.


                            STRATEGIC INCOME FUND A CLASS
--------------------------------------------------------------------------------


                                                                 Dealer's
                                Front-End Sales Charge as % of   Commission
                                  Offering        Amount          As % of
Amount of Purchase                Price          Invested**     Offering Price
--------------------------------------------------------------------------------
Less than $100,000                4.75%          4.91%          4.00%

$100,000 but under $250,000       3.75            3.86          3.00

$250,000 but under $500,000       2.50            2.63          2.00

$500,000 but under $1,000,000*    2.00            2.11          1.60

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

**       Based upon the  net asset value  per share of  Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year.

***      Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------

    The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                 DEALER'S COMMISSION
                                                 (AS A PERCENTAGE OF
    AMOUNT OF PURCHASE                           AMOUNT PURCHASED)
    ------------------                           -------------------

    Up to $2 million                             1.00%
    Next $1 million up to $3 million             0.75
    Next $2 million up to $5 million             0.50
    Amount over $5 million                       0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

COMBINED PURCHASES PRIVILEGE


         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES, above.

BUYING CLASS A SHARES AT NET ASSET VALUE

         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See THE DELAWARE DIFFERENCE and REDEMPTION AND EXCHANGE for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.


         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.


         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.




         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.


GROUP INVESTMENT PLANS

         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension , 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total
plan assets.   If a company has more than one plan investing in the Delaware
Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.


         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see RETIREMENT
PLANNING.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in THIS PROSPECTUS, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See REDEMPTION AND EXCHANGE.


AUTOMATIC CONVERSION OF CLASS B SHARES

         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See TAXES.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES


         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this PROSPECTUS. See REDEMPTION AND EXCHANGE.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES


         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Fund:


                                                 CONTINGENT DEFERRED
                                                  SALES CHARGE (AS A
                                                     PERCENTAGE OF
                                                     DOLLAR AMOUNT
    YEAR AFTER PURCHASE MADE                      SUBJECT TO CHARGE)

         0-2                                          4%
         3-4                                          3%
         5                                            2%
         6                                            1%
         7 and thereafter                             None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See AUTOMATIC CONVERSION OF CLASS B SHARES, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action) of average daily net assets of such shares.


         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES under REDEMPTION AND EXCHANGE.




OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Conduct Rules , in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.



STRATEGIC INCOME FUND INSTITUTIONAL CLASS

         In addition to offering Class A, Class B and Class C Shares, the Fund also offers Strategic Income Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Strategic Income Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Strategic Income Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this PROSPECTUS.

HOW TO BUY SHARES

PURCHASE AMOUNTS


         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.


         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

INVESTING THROUGH YOUR INVESTMENT DEALER


         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

INVESTING BY MAIL

1. INITIAL PURCHASES--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Strategic Income Fund A Class, Strategic Income Fund B Class or Strategic Income Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Income Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

INVESTING BY WIRE

         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. INITIAL PURCHASES--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

INVESTING BY EXCHANGE


         If you have an investment in another mutual fund in the Delaware
Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See APPENDIX B -- CLASSES OFFERED for a list of Delaware Group Funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.


         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See ALLIED PLANS under RETIREMENT PLANNING for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.  AUTOMATIC INVESTING PLAN

         THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Income Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.  DIRECT DEPOSIT

         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Income Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.



3.  MONEYLINE-SM- ON DEMAND

         Through the MoneyLine-SM- On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for additional information about this service.

4.  WEALTH BUILDER OPTION

         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See REDEMPTION AND EXCHANGE.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.  DIVIDEND REINVESTMENT PLAN


         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See AUTOMATIC CONVERSION OF

CLASS B SHARES under CLASSES OF SHARES for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See APPENDIX B -- CLASSES OFFERED for the funds in the Delaware Group offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

          Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

PURCHASE PRICE AND EFFECTIVE DATE

         The offering price and net asset value of  Class A, Class B and Class
C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE

         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible
for any loss incurred.   The Fund can redeem shares from your account(s) to
reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other bond funds, equity funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See TAXES. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this PROSPECTUS and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION

         You can write to the Fund at 1818 Market Street, Philadelphia, PA
19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


WRITTEN EXCHANGE

         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD


         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated
bank account.   There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MONEYLINE-SM- ON DEMAND

         Through the MoneyLine-SM- On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for additional information about this service.

TELEPHONE EXCHANGE

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

SYSTEMATIC WITHDRAWAL PLANS

1.  REGULAR PLANS


         This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine-SM-Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no fees for this redemption method. See MONEYLINE-SM- SERVICES under THE DELAWARE DIFFERENCE for more information about this service.

2.  RETIREMENT PLANS

         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine-SM- Direct Deposit Service described above is not available for certain retirement plans.


                                    *     *     *

    Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the ANNUAL amount selected to be withdrawn is less than 12% of the account balance. If the ANNUAL amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, ALL redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE

         A Limited CDSC will be imposed on certain redemptions of Class A
Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, IF SUCH PURCHASES WERE MADE AT NET ASSET VALUE AND TRIGGERED THE PAYMENT BY THE DISTRIBUTOR OF THE DEALER'S COMMISSION PREVIOUSLY DESCRIBED. See CLASSES OF SHARES.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.


         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES


         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA distributions qualifying under
Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see BUYING CLASS A SHARES AT NET ASSET VALUE under CLASSES OF SHARES).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES

         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plans; (iii) distributions from an IRA, SIMPLE IRA, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 ; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS


         The Fund expects to declare a dividend each day and to pay such dividends once each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

         Purchases of shares by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable guarantee of timely receipt from an investor meeting the Fund's credit policies, the purchase will start earning dividends on the day the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Dividends will be declared each day to all shareholders of record as of the time the offering price of shares is determined. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise.
Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine-SM- Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MONEYLINE-SM-SERVICES under THE DELAWARE DIFFERENCE for more information about this service.

TAXES


         The tax discussion set forth below is included for general information only. Investors should contact their own advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.


         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year of the availability of any credits on, and the amount of foreign source income to be included in, their income tax returns.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


         Income Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


         See TAXES in PART B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Income Funds, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Strategic Income Fund Institutional Class will not incur any of the expenses under Income Funds Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that may be allocable to each class, the NAV of each class is expected to vary.

MANAGEMENT OF THE FUND


DIRECTORS

         The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. PART B contains additional information regarding Income Funds, Inc.'s directors and officers.

INVESTMENT MANAGER AND SUB-ADVISER

         The Manager furnishes investment management services to the Fund.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates in the Delaware Group, including the Sub-Adviser, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts. The directors of Income Funds, Inc. annually review fees paid to the Manager.


         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         The Manager manages the Fund's portfolio and makes investment decisions for the Fund. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Investment management fees incurred by the Fund for the period October 1, 1996 (date of initial public offering) were 0.65% (annualized) of average daily net assets, however no management fee was paid after considering the voluntary waiver of fees by the Manager.


         Subject to the overall supervision of the Manager, the Sub-Adviser manages the international sector of the Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-third of the fee paid to the Manager under the terms of the Investment Management Agreement.


         Paul A. Matlack has primary responsibility for allocating the Fund's assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Fund regarding its investments in the high-yield sector. Mr. Matlack, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. A CFA charterholder, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

         Paul Grillo has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in investment grade securities. Mr. Grillo has been a member of the Fund's management team since its inception. Mr. Grillo, a Vice President and Portfolio Manager of Income Funds,

Inc., holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining the Manager in 1993, he served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at the Chemical Bank. Mr. Grillo is a CFA charterholder.


         Ian G. Sims, a Director and Senior Portfolio Manager with the Sub-Adviser, has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in foreign securities. Mr. Sims has been a member of the Fund's management team since its inception. Mr. Sims is a graduate of the University of Leicester and holds a postgraduate degree in statistics from the University of Newcastle-Upon-Tyne. He joined the Sub-Adviser in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager.
Prior to joining the Sub-Adviser, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Advisers Ltd.

         Babak Zenouzi has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in U.S. equity securities. Mr. Zenouzi, a Vice President/Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Zenouzi holds a BS in Finance and Economics from Babson College in Wellesley, Massachusetts, and an MS in Finance from Boston College. Prior to joining the Manager in 1992, he was with The Boston Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant.


         The portfolio management team will from time to time consult with Paul
E. Suckow, Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc., with respect to security selection, evaluation of market and economic trends, and sector allocation. A CFA charterholder, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985.
He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES

         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective and current market conditions, its annual portfolio turnover rate is expected to exceed 100%. A turnover rate of 100% occurs, for example, when all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. For the period October 1, 1996 (date of initial public offering) through July 31, 1997, the Fund's portfolio turnover rate was 183% (annualized).

         The Manager and Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to the Sub-Adviser, or to their advisory clients. These services may be used by the Manager or Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of the shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

         From time to time, the Fund may quote yield or total return performance of the Classes in advertising and other types of literature.

         The current yield for each Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.

DISTRIBUTION (12B-1) AND SERVICE

         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement with Income Funds, Inc. dated as of September 30, 1996.

         Income Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Income Funds, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Fund's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         Although the maximum fee payable under the Plan relating to Class A Shares is 0.30% of average daily net assets, the Board of Directors has currently set the annual fee for the Class at 0.25% of the average daily net assets. The Board of Directors may increase the fee to the full 0.30% on all Class A Shares' assets at any time. See SHARES.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of Income Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

          The Plans do not apply to Strategic Income Fund Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Strategic Income Fund Institutional Class.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Income Funds, Inc. under an agreement dated as of September 30, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

         The directors of Income Funds, Inc. annually review fees paid to the
Distributor and the Transfer Agent.   The Distributor and the Transfer Agent are
also indirect, wholly owned subsidiaries of DMH.

EXPENSES

         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the period October 1, 1996 (date of initial public offering) through July 31, 1997, the ratios of expenses average daily net assets for Class A Shares, Class B Shares and Class C Shares were 1.00% (annualized), 1.75% (annualized) and 1.75% (annualized), respectively. The expense ratio of each Class reflects the impact of its 12b-1 Plan and the voluntary waivers and payments of fees by the Manager.

SHARES

         Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983 and was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Delchester Fund series and the High-Yield Opportunities Fund series.

         Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers the Strategic Income Fund Institutional Class shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Strategic Income Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares.

          Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an initial investment in the Fund, and as of July 31, 1997, the Trust held no shares of the Fund's Class A Shares, Class B Shares and Class C Shares, respectively, but the Trust held 97% of the outstanding shares of the Fund's Institutional Class. Subject to certain limited exceptions, there are no limitations on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

U.S. GOVERNMENT SECURITIES

         U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

         An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

         The maturities of such securities usually range from three months to thirty years. While such securities are guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in the Fund's portfolio, cause a Class' daily net asset value to fluctuate.

ZERO COUPON BONDS AND PAY-IN-KIND BONDS

         Although the Fund does not intend to purchase a substantial amount of zero coupon bonds or PIK bonds, from time to time, the Fund may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, with zero coupon bonds, the Fund accrues, and is required to distribute to shareholders, income on such bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities, including GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

         The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

CMOS AND REMICS

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Fund may invest are considered by the Securities and Exchange Commission to be investment companies, the Fund will limit its investment in such securities in a manner consistent with the provisions of the 1940 Act.

         Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Fund may invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund's net assets.

         The Fund may invest in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Fitch, or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

ASSET-BACKED SECURITIES

         The asset-backed securities in which the Fund may invest must be rated in the four top rating categories by a nationally recognized statistical rating organization (e.g., BBB or better by S&P and Fitch, or Baa or better by Moody's). The receivables underlying asset-backed securities are typically securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities structured in this way that may be developed in the future.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

BORROWINGS

         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

PORTFOLIO LOAN TRANSACTIONS

         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

RULE 144A SECURITIES

         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager or Sub-Adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INVESTMENT COMPANY SECURITIES

         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

REPURCHASE AGREEMENTS

         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

FOREIGN CURRENCY TRANSACTIONS

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Sub-Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

OPTIONS

         The Manager and Sub-Adviser may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's or the Sub-Adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

FUTURES

         Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

         While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

REITs
         REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Income Funds, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or maintain exemptions from the 1940 Act.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
     Illustrations of the Potential Impact on Investment Based on Purchase
Option
                                $10,000 Purchase

                Scenario 1                   Scenerio 2                    Scenerio 3                   Scenario 4
              No Redemption               Redeem 1st Year                Redeem 3rd Year            Redeem 5th Year
              -------------               ---------------                ---------------            ---------------
Year Class A  Class B    Class C   Class A   Class B  Class C    Class A   Class B   Class C   Class A   Class B   Class C
----  -------  ------    -------   -------   -------  --------   -------   -------   -------   -------   -------   -------
0      9,525  10,000     10,000      9,525    10,000   10,000      9,525    10,000  10,000       9,525    10,000   10,000
1     10,192  10,625     10,625     10,192    10,225   10,525+    10,192    10,625  10,625      10,192    10,625   10,625
2     10,905  11,289     11,289                                   10,905    11,289  11,289      10,905    11,289   11,289
3     11,669  11,995     11,995                                   11,669    11,695   11,995+    11,669    11,995   11,995
4     12,485  12,744     12,744                                                                 12,485    12,744   12,744
5     13,359  13,541     13,541                                                                 13,359    13,341   13,541+
6     14,294  14,387     14,387
7     15,295  15,286     15,286
8     16,366+ 16,242     16,242
9     17,511  17,379*    17,257
10    18,737  18,595*    18,335

                        *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                                  $250,000 Purchase
                Scenario 1                   Scenerio 2                    Scenerio 3                   Scenario 4
              No Redemption               Redeem 1st Year                Redeem 3rd Year            Redeem 5th Year
              -------------               ---------------                ---------------            ---------------
Year Class A  Class B    Class C   Class A   Class B  Class C    Class A   Class B   Class C   Class A   Class B   Class C
----  -------  ------    -------   -------   -------  --------   -------   -------   -------   -------   -------   -------
Year Class A  Class B    Class C   Class A   Class B  Class C    Class A   Class B  Class C   Class A    Class B   Class C
0    243,750  250,000    250,000   243,750   250,000  250,000    243,750   250,000  250,000   243,750    250,000   250,000
1    260,813  265,625    265,625   260,813   255,625  263,125+   260,813   265,625  265,625   260,813    265,625   265,625
2    279,069  282,227    282,227                                 279,069   282,227  282,227   279,069    282,227   282,227
3    298,604  299,866    299,866                                 298,604   292,366  300,866+  298,604    299,866   299,866
4    319,507+ 318,607    318,607                                                              319,507+   318,607   318,607
5    341,872  338,520    338,520                                                              341,872    333,520   338,520
6    365,803  359,678    359,678
7    391,409  382,158    382,158
8    418,808  406,043    406,043
9    448,124  434,466*   431,420
10   479,493  464,878*   458,384
                        *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


ASSUMES A HYPOTHETICAL RETURN FOR CLASS A OF 7% PER YEAR, A HYPOTHETICAL RETURN FOR CLASS B OF 6.25% FOR YEARS 1-8 AND 7% FOR YEARS 9-10, AND A HYPOTHETICAL RETURN FOR CLASS C OF 6.25% PER YEAR. HYPOTHETICAL RETURNS VARY DUE TO THE DIFFERENT EXPENSE STRUCTURE FOR EACH CLASS AND DO NOT REPRESENT ACTUAL PERFORMANCE.

CLASS A PURCHASE SUBJECT TO APPROPRIATE SALES CHARGE BREAKPOINT (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).

CLASS B PURCHASE ASSESSED APPROPRIATE CDSC UPON REDEMPTION
(4%-4%-3%-3%-2%-1% IN YEARS 1-2-3-4-5-6).

CLASS C PURCHASE ASSESSED 1% CDSC UPON REDEMPTION IN YEAR 1.
FIGURES MARKED "+" IDENTIFY WHICH CLASS OFFERS THE GREATER RETURN
POTENTIAL BASED ON INVESTMENT AMOUNT, THE HOLDING PERIOD AND THE EXPENSE STRUCTURE OF EACH CLASS.

APPENDIX B -- CLASSES OFFERED



GROWTH OF CAPITAL          A Class  B Class   C Class  Consultant Class
Aggressive Growth Fund         x         x         x         -
Trend Fund                     x         x         x         -
Enterprise Fund                x         x         x         -
DelCap Fund                    x         x         x         -
Small Cap Value Fund           x         x         x         -
U.S. Growth Fund               x         x         x         -
Growth Stock Fund              x         x         x         -
Tax-Efficient Equity Fund      x         x         x         -

TOTAL RETURN
Blue Chip Fund                 x         x         x         -
Quantum Fund                   x         x         x         -
Devon Fund                     x         x         x         -
Decatur Total Return Fund      x         x         x         -
Decatur Income Fund            x         x         x         -
Delaware Fund                  x         x         x         -

INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund          x         x         x         -
New Pacific Fund               x         x         x         -
World Growth Fund              x         x         x         -
International Equity Fund      x         x         x         -
Global Assets Fund             x         x         x         -
Global Bond Fund               x         x         x         -

CURRENT INCOME
Delchester Fund                x         x         x         -
Strategic Income Fund          x         x         x         -
Corporate Income Fund          x         x         x         -
Federal Bond Fund              x         x         x         -
U.S. Government Fund           x         x         x         -
Delaware-Voyageur US Government
     Securities Fund           x         x         x         -
Limited-Term Government Fund   x         x         x         -

APPENDIX B--CLASSES OFFERED - (CON'T)

TAX PREFERRED INCOME                                     A Class   B Class  C Class   Consultant Class
National High Yield Municipal Bond Fund                      x         x         x         -
Tax-Free USA Fund                                            x         x         x         -
Tax-Free Insured Fund                                        x         x         x         -
Tax-Free USA Intermediate Fund                               x         x         x         -
Delaware-Voyageur Tax-Free Arizona Insured Fund              x         x         x         -
Delaware-Voyageur Tax-Free Arizona Fund                      x         x         x         -
Delaware-Voyageur Tax-Free California Insured Fund           x         x         x         -
Delaware-Voyageur Tax-Free California Fund                   x         x         x         -
Delaware-Voyageur Tax-Free Colorado Fund                     x         x         x         -
Delaware-Voyageur Tax-Free Florida Insured Fund              x         x         x         -
Delaware-Voyageur Tax-Free Florida Intermediate Fund         x         x         x         -
Delaware-Voyageur Tax-Free Florida Fund                      x         x         x         -
Delaware-Voyageur Tax-Free Idaho Fund                        x         x         x         -
Delaware-Voyageur Tax-Free Iowa Fund                         x         x         x         -
Delaware-Voyageur Tax-Free Kansas Fund                       x         x         x         -
Delaware-Voyageur Minnesota High Yield Municipal Bond Fund   x         x         x         -
Delaware-Voyageur Minnesota Insured Fund                     x         x         x         -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund       x         x         x         -
Delaware-Voyageur Tax-Free Minnesota Fund                    x         x         x         -
Delaware-Voyageur Tax-Free Missouri Insured Fund             x         x         x         -
Delaware-Voyageur Tax-Free New Mexico Fund                   x         x         x         -
Delaware-Voyageur Tax-Free New York Fund                     x         x         x         -
Delaware-Voyageur Tax-Free North Dakota Fund                 x         x         x         -
Delaware-Voyageur Tax-Free Oregon Insured Fund               x         x         x         -
Tax-Free Pennsylvania Fund                                   x         x         x         -
Delaware-Voyageur Tax-Free Utah Fund                         x         x         x         -
Delaware-Voyageur Tax-Free Washington Insured Fund           x         x         x         -
Delaware-Voyageur Tax-Free Wisconsin Fund                    x         x         x         -

MONEY MARKET FUNDS
Delaware Cash Reserve                                        x         x         x         x
U.S. Government Money Fund                                   x         -         -         x
Tax-Free Money Fund                                          x         -         -         x

APPENDIX C -- RATINGS

         The Fund's assets may be invested in securities rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, in securities similarly rated by another nationally recognized statistical rating organization, and in unrated corporate bonds. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

         The table set forth below shows the percentage of the Fund's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the period October 1, 1997 (date of initial public offering) through July 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions.

                                            Average Weighted
Rating Moody's and/or S&P              Percentage of Portfolio

United States Treasury Obligations               N/A
Aaa/AAA                                          22.77%
Aa/AA                                            N/A
A/A                                              4.15%
Baa/BBB                                          2.04%
Ba/BB                                            1.32%
B/B                                              40.08%
Caa/CCC                                          N/A
Not Rated/Other                                  N/A


GENERAL RATING INFORMATION

BONDS

    Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

EXCERPTS FROM FITCH'S DESCRIPTION OF ITS BOND RATINGS:

    AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment;
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER

    Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

    Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

    The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Delaware International Advisers Ltd.
Veritas House
125 Finsbury Pavement
London, England EC2A 1NQ

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,

ACCOUNTING SERVICES

AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

------------------------------------------
STRATEGIC INCOME FUND
------------------------------------------


A CLASS
B CLASS
C CLASS

------------------------------------------














PROSPECTUS

------------------------------------------

SEPTEMBER 29, 1997




DELAWARE

GROUP

STRATEGIC INCOME FUND                                                 PROSPECTUS
INSTITUTIONAL CLASS SHARES                                    SEPTEMBER 29, 1997

                     --------------------------------------

                   1818 MARKET STREET, PHILADELPHIA, PA  19103

                           FOR MORE INFORMATION ABOUT
                    STRATEGIC INCOME FUND INSTITUTIONAL CLASS
                    CALL THE DELAWARE GROUP AT 800-828-5052.


     This PROSPECTUS describes shares of Strategic Income Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is to seek to provide investors with high current income and total return.

     THIS FUND MAY INVEST UP TO 60% OF ITS ASSETS IN HIGH-YIELDING, LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES ISSUED BY U.S. COMPANIES, COMMONLY KNOWN AS "JUNK BONDS." IN ADDITION, THE FUND MAY INVEST A PORTION OF ITS ASSETS IN FIXED-INCOME SECURITIES OF ISSUERS IN FOREIGN COUNTRIES AND DENOMINATED IN FOREIGN CURRENCIES AND IN U.S. EQUITY SECURITIES, WHICH MAY BE UNRATED OR RATED BELOW INVESTMENT GRADE. JUNK BONDS AND LOWER RATED SECURITIES INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THIS FUND. SEE INVESTMENT OBJECTIVE AND POLICIES, SPECIAL RISK CONSIDERATIONSAND APPENDIX A - RATINGS.

     The Fund offers Strategic Income Fund Institutional Class (the "Class") of shares.

     This PROSPECTUS relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's STATEMENT OF ADDITIONAL INFORMATION ("PART B" of Income Funds, Inc.'s registration statement), dated September 29, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any response to requests for PART B.

     The Fund also offers Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class . Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

     Cover Page                         Dividends and Distributions
     Synopsis                           Taxes
     Summary of Expenses                Calculation of Net Asset
     Investment Objective and Policies       Value Per Share
          Suitability                   Management of the Fund
          Investment Strategy           Other Investment Policies
     Special Risks Considerations            and Risk Considerations
          High-Yield Securitie          Appendix A - Ratings
          Foreign Securities
     Classes of Shares


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE

   The investment objective of the Fund is to seek to provide investors with high current income and total return. The Fund seeks to achieve its objective by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. In addition, the Fund may invest in U.S. equity securities. For further details, see INVESTMENT OBJECTIVE AND POLICIES, SPECIAL RISK CONSIDERATIONS AND OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

RISK FACTORS

   Prospective investors should consider the following:

   1. The Fund may invest up to 60% of its assets in high-yield, higher risk fixed-income securities issued by U.S. companies ("junk bonds"). In addition, a portion of the Fund's foreign fixed-income securities and U.S. equity securities may be rated below investment grade. Such securities may increase the risks of an investment in this Fund. See HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS.

   2. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See SPECIAL RISK CONSIDERATIONS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

   3. The Fund has the ability to engage in options transactions for hedging purposes to counterbalance portfolio volatility. While the Fund does not engage in options transactions for speculative purposes, there are risks which result from the use of options, and an investor should carefully review the descriptions of these risks in this PROSPECTUS. Certain options may be considered to be derivative securities. See OPTIONS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

   4. The Fund may invest up to 15% of its net assets in issuers located or operating in markets of emerging countries. The securities markets in these countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Western European and other developed markets. See SPECIAL RISK CONSIDERATIONS.

INVESTMENT MANAGER, SUB-ADVISER, DISTRIBUTOR AND SERVICE AGENT

   Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (the "Sub-Adviser"), an affiliate of the Manager, with respect to the management of the Fund's investments in foreign government and other foreign fixed-income securities. The Manager and the Sub-Adviser also provide investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the Sub-Adviser and the fees payable under the Fund's Investment Management and Sub-Advisory Agreements.

PURCHASE PRICE

   Shares of the Class offered by this PROSPECTUS are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See CLASSES OF SHARES.

REDEMPTION AND EXCHANGE

   Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY

   Income Funds, Inc.is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was first organized as a Delaware corporation in 1970 and subsequently organized as a Maryland corporation on March 4, 1983. See SHARES under MANAGEMENT OF THE FUND.

SUMMARY OF EXPENSES

                              SHAREHOLDER TRANSACTION EXPENSES


               Maximum Sales Charge Imposed on Purchases
               (as a percentage of offering price) . . . . . . .      None

               Maximum Sales Charge Imposed on  Reinvested
               Dividends (as a percentage of offering price) . .      None

               Exchange Fees . . . . . . . . . . . . . . . . . .      None*


                    ANNUAL OPERATING EXPENSES
               (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


               Management Fees (after voluntary waivers) . . . .      0.00%

               12b-1 Fees. . . . . . . . . . . . . . . . . . . .      None

               Other Operating Expenses
                    (after voluntary payments) . . . . . . . . .      0.75%

                    Total Operating Expenses
                    (after voluntary waivers and payments) . . .      0.75%

     *Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

     +The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Strategic Income Fund Institutional Class, do not exceed 0.75% during the commencement of the public offering of the Class through December 31, 1997. If the voluntary expense waivers were not in effect, the Total Operating Expenses, as a percentage of average daily net assets, would have been 1.87% for Strategic Income Fund Institutional Class, reflecting management fees of 0.65%.

     For expense information about Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees. The following example assumes the voluntary waivers of the management fee and/or other payments of expenses by the Manager as discussed in this PROSPECTUS.

               1 year    3 years   5 years   10 years
                 $8        $24       $42        $93

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Strategic Income Fund of Delaware Group Income Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from Income Funds, Inc. upon request at no charge.

                                                          Strategic Income
                                                                Fund
                                                         Institutional Class
                                                           For the period
                                                          10/1/96(1) through
                                                               7/31/97
                                                         --------------------
Net Asset Value, Beginning of Period . . . . . . . . . . . .   $5.5000

Income From Investment Operations
Net Investment Income. . . . . . . . . . . . . . . . . . . .    0.3670
Net Gains (Losses) on Securities
     (both realized and unrealized). . . . . . . . . . . . .    0.1870
   Total From Investment Operations. . . . . . . . . . . . .    0.5540

Less Distributions
Dividends from Net Investment Income . . . . . . . . . . . .   (0.3540)
Distributions from Capital Gains . . . . . . . . . . . . . .     none
     Total Distributions . . . . . . . . . . . . . . . . . .   (0.3540)
Net Asset Value, End of Period . . . . . . . . . . . . . . .   $5.7000



Total Return             . . . . . . . . . . . . . . . . . .10.36%(2)


Ratios/Supplemental Data
Net Assets, End of Period (000's omitted). . . . . . . . . .  $3,405
Ratio of Expenses to Average Daily Net Assets. . . . . . . .    0.75%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitation . . . . . . . . . . . . . .    1.87%
Ratio of Net Investment Income to Average
     Daily Net Assets    . . . . . . . . . . . . . . . . . .    7.90%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitation . . . . . . . . . . . . . .    6.78%
Portfolio Turnover Rate                                          183%



(1) Date of initial public offering of Strategic Income Fund Institutional Class; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return reflects the expense limitations referenced under SUMMARY OF EXPENSES in the PROSPECTUS.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY

          The Fund may be suitable for the investor interested in high current income and total return which, in part, is derived from such income. The net asset value per share of the Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor. The Fund cannot assure a specific rate of return or that principal will be protected. However, through the cautious selection and supervision of its portfolio, the Manager and the Sub-Adviser will strive to achieve the Fund's objective.

          The types of securities in which the Fund may invest are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and certain restricted securities have the potential for higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be reflected in the Class' net asset value. In addition, investments in foreign fixed-income securities involve special risks, including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. Investors should be willing to accept the risks, including the risk of net asset value fluctuations, associated with investing in these types of securities. See SPECIAL RISK CONSIDERATIONS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a complete discussion of the risk factors affecting the Fund's portfolio securities.

     Ownership of Strategic Income Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

INVESTMENT STRATEGY

     The objective of the Fund is to seek to provide investors with high current income and total return. The Manager will seek to achieve this objective by allocating the Fund's investments principally among the following three sectors of the fixed-income securities markets:

     - a HIGH-YIELD SECTOR, consisting of high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies;

     - an INVESTMENT GRADE SECTOR, consisting of investment grade debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies; and

     - an INTERNATIONAL SECTOR, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities of issuers in foreign countries and denominated in foreign currencies.

     The Manager will determine the amount of assets of the Fund that will be allocated to each of the three sectors in which the Fund will invest, based on its analysis of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investment in each of the three sectors. The Manager will periodically reallocate the Fund's assets among sectors as it deems necessary, and as little as 20% and as much as 60% of the Fund's assets may be invested in each fixed-income sector. In addition, the Fund may invest up to 10% of its assets in U.S. equity securities.

DOMESTIC HIGH-YIELD SECTOR

     The Manager will invest the Fund's assets that are allocated to the domestic high-yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund may invest in domestic corporate debt obligations, including corporate notes (including convertible notes), units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs"). See ZERO COUPON BONDS AND PAY-IN-KIND BONDS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. The Fund may also purchase preferred stock and convertible preferred stock.

     The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector of its portfolio will generally be rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization. SEE APPENDIX A - RATINGS in this PROSPECTUS for more rating information and HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS for a description of the risks associated with investing in lower-rated fixed-income securities. Unrated bonds may be more speculative in nature than rated bonds.

INVESTMENT GRADE SECTOR

     In managing the Fund's assets allocated to the investment grade sector, the Manager will invest primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and by U.S. corporations.
The corporate debt obligations in which the Fund may invest include bonds, notes, debentures and commercial paper of U.S. companies.

     The U.S. government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. See U.S. GOVERNMENT SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a discussion of these types of securities.

     The investment grade sector of the Fund's portfolio may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. See MORTGAGE-BACKED SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a discussion of these types of securities. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). See CMOS AND REMICS under OTHER INVESTMENT POLICES AND RISK CONSIDERATIONS for a discussion of these types of mortgage-backed securities.

     Subject to the quality limitations set forth in this PROSPECTUS, the Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans and leases. See ASSET-BACKED SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. The Fund may also invest in futures contracts and options on futures contracts subject to certain limitations. See FUTURES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

     Securities purchased by the Fund within the investment grade sector will be rated in one of the four highest rating categories or will be unrated securities that are of comparable quality as determined by the Manager. The four highest rating categories are AAA, AA, A or BBB by S&P and Fitch, or Aaa, Aa, A or Baa by Moody's. Debt securities within the top three categories comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. Securities in the fourth category, known as medium-grade bonds, are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics. SEE APPENDIX A - RATINGS in this PROSPECTUS for more rating information.

INTERNATIONAL SECTOR

     The Sub-Adviser will invest the assets of the Fund that are allocated to the international sector primarily in fixed-income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed-income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities.

     A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank.

     The Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" Depositary Receipts are issued without the participation of the issuer of the deposited security. The Fund may also invest in Brady Bonds, which are described more fully under FOREIGN SECURITIES in the SPECIAL RISK CONSIDERATIONS section of this PROSPECTUS. The Fund may also invest in zero coupon bonds and may purchase shares of other investment companies. See ZERO COUPON BONDS AND PAY-IN-KIND BONDS and INVESTMENT COMPANY SECURITIES under OTHER INVESTMENT POLICES AND RISK CONSIDERATIONS.

     The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the European Currency Unit. The Fund will, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. See OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a further description of the Fund's foreign currency transactions.

     While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, no more than 15% of the Fund's assets may be invested in direct obligations of issuers located in emerging market countries. See EMERGING MARKET SECURITIES under SPECIAL RISK CONSIDERATIONS.

     The Fund will invest in both rated and unrated foreign securities. The rated securities that the Fund may purchase in the international sector of its portfolio may include those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another nationally recognized statistical rating organization. SEE APPENDIX A - RATINGS in this PROSPECTUS for more rating information and FOREIGN SECURITIES and HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS for a description of the risks associated with investing in foreign securities and lower-rated fixed-income securities.

EQUITY SECTOR

     Up to 10% of the Fund's assets may be invested in U.S. equity securities. Such investments may include common stocks, preferred stocks (including adjustable rate preferred stocks) and other equity securities, such as convertible securities and warrants, which may be used to create other permissible investments. Such investments must be consistent with the Fund's objective of high current income and total return. In addition, the Fund may invest in shares or convertible bonds of real estate investment trusts ("REITs"). See REITS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a discussion of these types of securities.

     In managing the Fund's assets allocated to the U.S. equity sector, the Manager may invest in securities that are rated and unrated. The securities may include those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another nationally recognized statistical rating organization. SEE APPENDIX A - RATINGS in this PROSPECTUS for more rating information and HIGH-YIELD SECURITIES under SPECIAL RISK CONSIDERATIONS for a description of the risks associated with investing in lower-rated securities.

                                  *     *     *

     For a description of the Fund's other investment policies and for a further description of some of the policies described above, see OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

     In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed-income obligations. The Fund may invest in repurchase agreements, but it normally does so only to invest cash balances. The Fund is permitted to borrow money.

     Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained.

     The Fund's investment objective, and its designation as an open-end investment company and as a diversified fund, may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. PART B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

     The remaining investment policies of the Fund not identified above or in PART B as fundamental are not fundamental and may be changed by the Board of Directors of Income Funds, Inc. without a shareholder vote.

SPECIAL RISK CONSIDERATIONS

GENERALLY

     The Fund invests a substantial portion of its assets in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through sector allocation, portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

HIGH-YIELD SECURITIES

     The Fund may invest a significant portion of its assets in bonds and other securities rated BBB or lower by S&P or Fitch, Baa or lower by Moody's or similarly rated by another rating organization, and in unrated corporate bonds. See APPENDIX A - RATINGS in this PROSPECTUS for more rating information. Investing in these so-called "junk" bonds or "high-yield" securities entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Fund. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this PROSPECTUS, those risks include the following:

YOUTH AND VOLATILITY OF THE HIGH-YIELD MARKET. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Class' net asset value.

REDEMPTIONS. If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time (i.e., more shares of the Fund are redeemed than are purchased), the Fund may be required to sell certain of its high-yield securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

LIQUIDITY AND VALUATION. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds, and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions that dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The privately placed high-yield securities that the Fund may purchase are particularly susceptible to the liquidity and valuation risks outlined above.

FOREIGN SECURITIES

     The Fund has the ability to purchase debt securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

     In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

     Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties.
In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     EMERGING MARKET SECURITIES. The Fund may invest up to 15% of its assets in the debt securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     BRADY BONDS. Among the foreign fixed-income securities in which the Fund may invest are Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally commercial bank debt). In so restructuring its external debt, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions such as the World Bank and the International Monetary Fund, to exchange its commercial bank debt for newly issued bonds (Brady Bonds). The Sub-Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

     FOREIGN GOVERNMENT SECURITIES. With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If foreign government or government-related issuers cannot generate sufficient earnings from foreign trade to service its external debt, they may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt. If a foreign governmental issuer defaults on its obligations, the Fund may have limited legal recourse against the issuer and/or guarantor.

     See OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a further description of certain risks associated with certain of the Fund's investments, including the risks associated with engaging in foreign currency transactions and options.

CLASSES OF SHARES

     The Distributor serves as the national distributor for Income Funds, Inc. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

     INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF THE CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

     Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

STRATEGIC INCOME FUND A CLASS, STRATEGIC INCOME FUND B CLASS AND STRATEGIC INCOME FUND C CLASS

     In addition to offering Strategic Income Fund Institutional Class, the Fund also offers Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class, which are described in a separate prospectus. Shares of Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor. Strategic Income Fund A Class carries a front-end sales charge and has annual 12b-1 expenses equal to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action). The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. Strategic Income Fund B Class and Strategic Income Fund C Class have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of Strategic Income Fund B Class and Strategic Income Fund C Class and certain shares of Strategic Income Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this PROSPECTUS.

HOW TO BUY SHARES

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

INVESTING DIRECTLY BY MAIL

1. INITIAL PURCHASES--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Strategic Income Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to Strategic Income Fund Institutional Class. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. INITIAL PURCHASES--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, for Strategic Income Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

INVESTING BY EXCHANGE

     If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of Strategic Income Fund B Class and Strategic Income Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.


INVESTING THROUGH YOUR INVESTMENT DEALER

     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

PURCHASE PRICE AND EFFECTIVE DATE

     The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.


THE CONDITIONS OF YOUR PURCHASE

     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE CONTACT THEIR EMPLOYER FOR DETAILS.

     Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION AND EXCHANGE

     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE

     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.


     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION-CHECK TO YOUR ADDRESS OF RECORD

     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION-PROCEEDS TO YOUR BANK

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

TELEPHONE EXCHANGE

     You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

          The Fund expects to declare a dividend each day and to pay such dividends once each month. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code (the "Code"). Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

          Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Dividends will be declared each day to all shareholders of record as of the time the net asset value per share is determined. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

     Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which apply to Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class.

TAXES

     The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

     The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

     Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares.

     The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year of the availability of any credits on, and the amount of foreign source income to be included in, their income tax returns.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

     Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

     Income Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See TAXES in PART B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of the Class is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Income Funds, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

     The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under Income Funds, Inc.'s 12b-1 Plans and Strategic Income Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each class, the NAV of each class is expected to vary.

MANAGEMENT OF THE FUND

DIRECTORS

     The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. PART B contains additional information regarding Income Funds, Inc.'s directors and officers.

INVESTMENT MANAGER AND SUB-ADVISER

     The Manager furnishes investment management services to the Fund.

     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates in the Delaware Group, including the Sub-Adviser, were supervising in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts. The directors of Income Funds, Inc. annually review fees paid to the Manager.

     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     The Manager manages the Fund's portfolio and makes investment decisions for the Fund. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Investment management fees incurred by the Fund for the period October 1, 1996 (date of initial public offering) through July 31, 1997 were 0.65% (annualized) of average daily net assets and no management fees were paid after considering the voluntary waiver of fees by the Manager.

     Subject to the overall supervision of the Manager, the Sub-Adviser manages the international sector of the Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-third of the fee paid to the Manager under the terms of the Investment Management Agreement.

     Paul A. Matlack has primary responsibility for allocating the Fund's assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Fund regarding its investments in the high-yield sector. Mr. Matlack, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. A CFA charterholder, Mr. Matlack is a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

     Paul Grillo has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in investment grade securities. Mr. Grillo has been a member of the Fund's management team since its inception. Mr. Grillo, a Vice President and Portfolio Manager of Income Funds, Inc., holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining the Manager in 1993, he served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at the Chemical Bank. Mr. Grillo is a CFA charterholder.

     Ian G. Sims, a Director and Senior Portfolio Manager with the Sub-Adviser, has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in foreign securities. Mr. Sims has been a member of the Fund's management team since its inception. Mr. Sims is a graduate of the University of Leicester and holds a postgraduate degree in statistics from the University of Newcastle-Upon-Tyne. He joined the Sub-Adviser in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining the Sub-Adviser, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Advisers Ltd.

     Babak Zenouzi has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in U.S. equity securities. Mr. Zenouzi, a Vice President/Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Zenouzi holds a BS in Finance and Economics from Babson College in Wellesley, Massachusetts, and an MS in Finance from Boston College. Prior to joining the Manager in 1992, he was with The Boston Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant.

     The portfolio management team will from time to time consult with Paul E. Suckow, Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc., with respect to security selection, evaluation of market and economic trends, and sector allocation. A CFA charterholder, he is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985.
He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES

     The Fund normally will not invest for short-term trading purposes.
However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective and current market conditions, its annual portfolio turnover rate is expected to exceed 100%. A turnover rate of 100% occurs, for example, when all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. For the period October 1, 1996 (date of initial public offering) through July 31, 1997, the Fund's portfolio turnover rate was 183% (annualized).

     The Manager and the Sub-Adviser use their best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or the Sub-Adviser, or to their advisory clients. These services may be used by the Manager or the Sub-Adviser in servicing any of their respective accounts. Subject to best price and execution, the Manager and the Sub-Adviser may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

PERFORMANCE INFORMATION

     From time to time, the Fund may quote yield or total return performance of the Class in advertising and other types of literature.

     The current yield for the Class will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year (and life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

     Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.

STATEMENTS AND CONFIRMATIONS

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT THE FUND

     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on July 31.

DISTRIBUTION AND SERVICE

     The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement dated as of September 30, 1996. The Distributor bears all of the costs of promotion and distribution.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Income Funds, Inc. under an agreement dated as of September 30, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

      The directors of Income Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. For the period October 1, 1996 (date of initial public offering) through July 31, 1997, the ratio of operating expenses to average daily net assets for the Class was 0.75% (annualized). The expense ratio reflects the voluntary waiver and payment of fees by the Manager.

SHARES

     Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983. Income Funds, Inc. was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Delchester Fund series and the High-Yield Opportunities Fund series.

     Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects.

     Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to the Class, the Fund also offers Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class which represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the Class, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Strategic Income Fund A Class, Strategic Income Fund B Class and Strategic Income Fund C Class.

          Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an initial investment in the Fund, and as of July 31, 1997, the Trust held 97% of the outstanding shares of the Class. Subject to certain limited exceptions, there are no limitations on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

U.S. GOVERNMENT SECURITIES

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

     An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

     The maturities of such securities usually range from three months to thirty years. While such securities are guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in the Fund's portfolio, cause a Class' daily net asset value to fluctuate.

ZERO COUPON BONDS AND PAY-IN-KIND BONDS

     Although the Fund does not intend to purchase a substantial amount of zero coupon bonds or PIK bonds, from time to time, the Fund may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, with zero coupon bonds, the Fund accrues, and is required to distribute to shareholders, income on such bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

MORTGAGE-BACKED SECURITIES

     The Fund may invest in mortgage-backed securities, including GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

     The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages.
These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

CMOS AND REMICS

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Fund may invest are considered by the Securities and Exchange Commission to be investment companies, the Fund will limit its investment in such securities in a manner consistent with the provisions of the 1940 Act.

     Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Fund may invest.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund's net assets.

     The Fund may invest in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities
(i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Fitch, or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

ASSET-BACKED SECURITIES

     The asset-backed securities in which the Fund may invest must be rated in the four top rating categories by a nationally recognized statistical rating organization (e.g., BBB or better by S&P and Fitch, or Baa or better by Moody's). The receivables underlying asset-backed securities are typically securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities structured in this way that may be developed in the future.

     The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

BORROWINGS

     The Fund may borrow money as a temporary measure or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

PORTFOLIO LOAN TRANSACTIONS

     The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

     The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

RULE 144A SECURITIES

     The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager or Sub-Adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INVESTMENT COMPANY SECURITIES

     Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

REPURCHASE AGREEMENTS

     In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least

100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Foreign Currency Transactions

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

     When the Sub-Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

     The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

     At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

OPTIONS

     The Manager and the Sub-Adviser may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

     A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's or the Sub-Adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

     The Fund may use both Exchange-traded and over-the-counter options.
Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

FUTURES

     Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

     While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

     The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

     The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

REITs

     REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Income Funds, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

APPENDIX A - RATINGS

     The Fund's assets may be invested in securities rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, in securities similarly rated by another nationally recognized statistical rating organization, and in unrated corporate bonds. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

     The table set forth below shows the percentage of the Fund's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the period October 1, 1996 (date of initial public offering) through July 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions.


                                                    Average Weighted
Rating Moody's and/or S&P                       Percentage of Portfolio

U.S. Treasury Obligations                                  N/A
Aaa/AAA                                                   22.77%
Aa/AA                                                      N/A
A/A                                                        4.15%
Baa/BBB                                                    2.04%
Ba/BB                                                      1.32%
B/B                                                       40.08%
Caa/CCC                                                    N/A
Not Rated/Other                                            N/A


GENERAL RATING INFORMATION

BONDS

     Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

     Excerpts from Fitch's description of its bond ratings: AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA-- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bond are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER
     Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2-- second highest grade possessing less relative strength than the highest grade.

     Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

For more information contact 34
the Delaware Group at 800-828-5052.

INVESTMENT MANAGER                              ---------------------
Delaware Management Company, Inc.               STRATEGIC INCOME FUND
One Commerce Square                             ---------------------
Philadelphia, PA  19103                            INSTITUTIONAL
                                                ---------------------

SUB-ADVISER
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL                                   PROSPECTUS
Stradley, Ronon, Stevens & Young, LLP           --------------------
One Commerce Square                             SEPTEMBER 29, 1997
Philadelphia, PA  19103

INDEPENDENT AUDITORS                            DELAWARE
Ernst & Young LLP
Two Commerce Square                             GROUP
Philadelphia, PA  19103                         -----

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

HIGH-YIELD OPPORTUNITIES FUND
PROSPECTUS
A CLASS SHARES                                                SEPTEMBER 29, 1997
B CLASS SHARES
C CLASS SHARES

                     -------------------------------------------

                     1818 MARKET STREET, PHILADELPHIA, PA  19103

                           FOR PROSPECTUS AND PERFORMANCE:
                                  NATIONWIDE 800-523-4640

                                  INFORMATION ON EXISTING ACCOUNTS:
                                  (SHAREHOLDERS ONLY)
                                  NATIONWIDE 800-523-1918

                                  DEALER SERVICES:
                                  (BROKER/DEALERS ONLY)
                                  NATIONWIDE 800-362-7500

                                  REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
                                  NATIONWIDE 800-659-2265


    This PROSPECTUS describes shares of High-Yield Opportunities Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The Fund's objective is to seek to provide investors with total return and, as a secondary objective, high current income.


    THE FUND INVESTS UP TO 100% OF ITS ASSETS IN LOWER RATED FIXED-INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS," WHICH INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED FIXED-INCOME SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THE FUND. SEE INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS, and APPENDIX C--RATINGS.


    The Fund offers High-Yield Opportunities Fund A Class ("Class A Shares"), High-Yield Opportunities Fund B Class ("Class B Shares") and High-Yield Opportunities Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

    This PROSPECTUS relates only to the classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's STATEMENT OF ADDITIONAL INFORMATION ("PART B" of Income Funds, Inc.'s registration statement) dated September 29, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any requests for PART B.

    The Fund also offers High-Yield Opportunities Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for High-Yield Opportunities Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.


TABLE OF CONTENTS

COVER PAGE                        RETIREMENT PLANNING
SYNOPSIS                          CLASSES OF SHARES
SUMMARY OF EXPENSES               HOW TO BUY SHARES
FINANCIAL HIGHLIGHTS              REDEMPTION AND EXCHANGE
INVESTMENT OBJECTIVE AND          DIVIDENDS AND DISTRIBUTIONS
 POLICIES                         TAXES
    SUITABILITY                   CALCULATION OF OFFERING PRICE AND
    INVESTMENT STRATEGY                NET ASSET VALUE PER SHARE
RISK FACTORS                      MANAGEMENT OF THE FUND
    YOUTH AND VOLATILITY OF THE   OTHER INVESTMENT POLICIES AND
         HIGH-YIELD MARKET             RISK CONSIDERATIONS
    REDEMPTIONS                   APPENDIX A--INVESTMENT ILLUSTRATIONS
    LIQUIDITY AND VALUATION       APPENDIX B--CLASSES OFFERED
THE DELAWARE DIFFERENCE           APPENDIX C--RATINGS
    PLANS AND SERVICES



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing principally in corporate bonds rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally-recognized statistical rating organization, or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager (as defined below). The Fund may also invest in U.S. and foreign government securities and commercial paper. For further details, see INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.


RISK FACTORS

    The Fund invests primarily in high-yield securities ("junk bonds") and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. See RISK FACTORS.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.


SALES CHARGES

    The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset value per share of Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year is equivalent to 5.07% of the amount invested. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a CDSC of 1% if shares are redeemed within 12 months of purchase if in connection with such purchase a dealer commission was paid). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


    The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES and AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES.

    The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1

Plan expenses for the life of the investment. See CLASSES OF SHARES and DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

PURCHASE AMOUNTS

    Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.


    Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See HOW TO BUY SHARES.

REDEMPTION AND EXCHANGE

    Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.

    Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY

    Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was first organized as a Delaware corporation in 1970 and was subsequently organized as a Maryland corporation on March 4, 1983. See SHARES under MANAGEMENT OF THE FUND.

SUMMARY OF EXPENSES

    A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:


                                        CLASS A     CLASS B     CLASS C
     SHAREHOLDER TRANSACTION EXPENSES   SHARES      SHARES      SHARES
------------------------------------------------------------------------

Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price)................  4.75%       None        None

Maximum Sales Charge Imposed on
   Reinvested Dividends (as a
   percentage of offering price).....  None        None        None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable)...................   None*       4.00%*      1.00%*

Redemption Fees.....................   None**      None**      None**


     ANNUAL OPERATING EXPENSES
     (AS A PERCENTAGE OF                CLASS A     CLASS B     CLASS C
     AVERAGE DAILY NET ASSETS)          SHARES      SHARES      SHARES
------------------------------------------------------------------------

Management Fees
    (after voluntary waivers).......   0.13%       0.13%       0.13%

12b-1 Plan Expenses
   (including service fees)
   (after voluntary waivers)........   0.00%+/++   0.00%+/++   0.00%+/++

Other Operating Expenses............   0.62%++     0.62%++     0.62%++
                                       -----       -----       -----
     Total Operating Expenses
     (after voluntary waivers)......   0.75%++     0.75%++     0.75%++
                                       -----       -----       -----

*Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE; DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES and LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES under CLASSES OF SHARES.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


+Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through December 31, 1997. In the absence of those waivers, 12b-1 Plan expenses would equal 0.30% for Class A Shares and 1.00% for each of the Class B and Class C Shares. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

++"Total Operating Expenses" and "Other Operating Expenses" for Class A Shares, Class B Shares and Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. As noted above, the Distributor has elected to voluntarily waive 12b-1 Plan expenses through December 31, 1997. Also, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, do not exceed 0.75%, from the commencement of the public offering of the Classes through December 31, 1997. If the voluntary expense waivers by the Distributor and the Manager were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.57%, 2.27% and 2.27%, respectively, for Class A Shares, Class B Shares and Class C Shares, reflecting management fees of 0.65%.

    Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See DELAWARE GROUP ASSET PLANNER in PART B.

    For expense information about High-Yield Opportunities Fund Institutional Class of shares, see the separate prospectus relating to that class.

    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager and of the 12b-1 Plan fees by the Distributor as discussed in this PROSPECTUS.


                   ASSUMING REDEMPTION                ASSUMING NO REDEMPTION
                    1 YEAR   3 YEARS                  1 YEAR         3 YEARS
                    ------   -------                  ------         -------

CLASS A SHARES      $55(1)     $70                      $55            $70

CLASS B SHARES(2)   $48        $54                       $8            $24

CLASS C SHARES      $18        $24                       $8            $24





(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES for a description of the automatic conversion feature.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of High-Yield Opportunities Fund of Delaware Group Income Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from Income Funds, Inc. upon request at no charge.


--------------------------------------------------------------------------------

                                                   High-Yield
                                                 Opportunities
                                                  Fund A Class
                                                 For the period
                                                    1/2/97(1)
                                                     through
                                                     7/31/97


   Net Asset Value, Beginning of Period. . . . .   $5.5000

   Income From Investment Operations
   Net Investment Income(2). . . . . . . . . . .    0.2902
   Net Gains (Losses) on Securities
    (both realized and unrealized) . . . . . . .    0.2990
       Total From Investment Operations. . . . .    0.5892

   Less Distributions
   Dividends from Net Investment Income. . . . .   (0.1692)
   Distributions from Capital Gains  . . . . . .      none
       Total Distributions . . . . . . . . . . .   (0.1692)

   Net Asset Value, End of Period. . . . . . . .   $5.9200



   Total Return(3)(4). . . . . . . . . . . . . .    10.81%





   Ratios/Supplemental Data

   Net Assets, End of Period (000's omitted) . .    $5,990
   Ratio of Expenses to Average Daily Net Assets     0.75%
   Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation. . . . . . . . .     1.57%
   Ratio of Net Investment Income to Average
    Daily Net Assets . . . . . . . . . . . . . .     8.53%
   Ratio of Net Investment Income to Average
    Daily Net Assets Prior to Expense Limitation     7.70%
   Portfolio Turnover Rate . . . . . . . . . . .      270%


(1) Date of initial public offering of Class A Shares was January 2, 1997; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for per share information.
(3) Does not reflect maximum sales charge of 4.75% for Class A Shares.
(4) Total return reflects the expense limitations and waivers of 12b-1 Plan fees referenced under SUMMARY OF EXPENSES in the PROSPECTUS.

INVESTMENT OBJECTIVE AND POLICIES

    The objective of the Fund is to seek total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing primarily in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. See APPENDIX C
- RATINGS for more rating information and RISK FACTORS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a description of the risks associated with investing in lower-rated fixed-income securities.


SUITABILITY

    The Fund may be suitable for the investor interested in total return. High current income is secondary objective. The Manager's primary focus in selecting securities for the Fund will be total return. Lower-yielding securities may be selected over higher-yield securities based on the Manager's view of the potential for returns offered by the securities being considered for the Fund.

    The net asset value per share of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor. The Fund cannot assure a specific rate of return or yield, or that principal will be protected. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

    The types of securities in which the Fund may invest are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and certain restricted securities have the potential for greater price appreciation and higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be
reflected in a Class' net asset value.   Investors should be willing to accept
the risks, including the risk of net asset value fluctuations, associated with investing in these types of securities. See RISK FACTORS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a complete discussion of the risk factors affecting the Fund's portfolio securities.

    Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

    Ownership of Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

INVESTMENT STRATEGY

    The Fund will invest at least 65% of its assets at the time of purchase in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization, or if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manger. The Fund generally will not purchase corporate bonds which, at the time of purchase, are rated lower than CCC by S&P or Caa by Moody's. If a corporate bond held by the Fund drops below these levels, including a security that goes into default, the Fund will commence with an orderly sale of the security in a manner devised to minimize any adverse affect on the Fund. If a sale of the security is not practicable for any reason, the Fund will pursue other available measures reasonably anticipated by the Manager to facilitate repayment of the bond.

    The Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager.

    The Fund may acquire zero coupon bonds and, to a lesser extent, pay-in-kind
(PIK) bonds. See ZERO COUPON BONDS AND PAY-IN-KIND BONDS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. The Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. The Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities. See RESTRICTED/ILLIQUID SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries. See FOREIGN INVESTMENT INFORMATION under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions or pending investment in other types of securities. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. See SHORT-TERM INVESTMENTS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with its investment objective.

                                    *     *     *

    For a description of the Fund's other investment policies and for a further description of some of the policies described above, see OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    Although the Fund will constantly strive to attain its objective, there can be no assurance that is will be attained.

    The Fund's designation as an open-end investment company and as a diversified fund, may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. PART B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

    The investment policies of the Fund that are not identified above or in PART B as fundamental are not fundamental and may be changed by the Board of Directors of Income Funds, Inc. without a shareholder vote.

RISK FACTORS

GENERALLY

    The Fund invests principally in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have a greater potential for price appreciation and can offer higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

HIGH-YIELD SECURITIES


    The Fund may invest primarily in bonds rated BB or lower by S&P or Ba or lower by Moody's, and in bonds of comparable quality. See APPENDIX C - RATINGS in this PROSPECTUS for more rating information. Investing in these so-called "junk" bonds or "high-yield" bonds entails certain risks, including the risk of loss of principal and default on interest payments, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Fund. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this PROSPECTUS, the risks of lower-rated bonds include the following:


    YOUTH AND VOLATILITY OF THE HIGH-YIELD MARKET. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Fund's net asset value.

    REDEMPTIONS.   If, as a result of volatility in the high-yield market or
other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time, the Fund may be required to sell securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

    LIQUIDITY AND VALUATION. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

    See HIGH-YIELD, HIGH RISK SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for further information about high-yield securities.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

    The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER

    800-523-4640

    FUND INFORMATION; LITERATURE; PRICE; YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER

    800-523-1918

    INFORMATION ON EXISTING REGULAR INVESTMENT ACCOUNTS AND RETIREMENT PLAN ACCOUNTS; WIRE INVESTMENTS; WIRE LIQUIDATIONS; TELEPHONE LIQUIDATIONS AND TELEPHONE EXCHANGES

DELAPHONE

   800-362-FUND
   (800-362-3863)

PERFORMANCE INFORMATION

    You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

SHAREHOLDER SERVICES


    During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

DELAPHONE SERVICE

    Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

STATEMENTS AND CONFIRMATIONS

    You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

DUPLICATE CONFIRMATIONS

    If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

    Each year, Income Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

DIVIDEND PAYMENTS


    Dividends, capital gains and other distributions are automatically reinvested in your account. You may, however, elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.


    For more information, see ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - DIVIDEND REINVESTMENT PLAN under HOW TO BUY SHARES or call the Shareholder Service Center.

RIGHT OF ACCUMULATION


    With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See CLASSES OF SHARES.

LETTER OF INTENTION

    The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See CLASSES OF SHARES and PART B.

12-MONTH REINVESTMENT PRIVILEGE

    The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See PART B.

EXCHANGE PRIVILEGE


    The Exchange Privilege permits you to exchange all or part of your shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see INVESTING BY EXCHANGE under HOW TO BUY SHARES, and REDEMPTION AND EXCHANGE.


WEALTH BUILDER OPTION

    You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - WEALTH BUILDER OPTION and INVESTING BY EXCHANGE under HOW TO BUY SHARES, and REDEMPTION AND EXCHANGE.





FINANCIAL INFORMATION ABOUT THE FUND

    Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Income Funds, Inc.'s fiscal year ends on July 31.

RETIREMENT PLANNING


    Under certain circumstances, an investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans.


    Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.


    Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of High-Yield Opportunities Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see PART B.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

    Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.


SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

    A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")


    Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.


403(b)(7) DEFERRED COMPENSATION PLAN


    Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 DEFERRED COMPENSATION PLAN

    Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLAN

    Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN

    Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.


SIMPLE IRA

    A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)

     A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

    The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.


ALLIED PLANS

    Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). CLASS B SHARES AND CLASS C SHARES ARE NOT ELIGIBLE FOR PURCHASE BY ALLIED PLANS.

    With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See FRONT-END SALES CHARGE ALTERNATIVE
- CLASS A SHARES under CLASSES OF SHARES.

    Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See INVESTING BY EXCHANGE.

    A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the

Allied Plan will be aggregated. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES under CLASSES OF SHARES.


    The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES under REDEMPTION AND EXCHANGE, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

CLASSES OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS

    Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

    CLASS A SHARES. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES, below. See also CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE and DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.


    CLASS B SHARES. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See AUTOMATIC CONVERSION OF CLASS B SHARES, below.


    CLASS C SHARES. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

    The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1

Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the durability of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


    Prospective investors should refer to APPENDIX A--INVESTMENT ILLUSTRATIONS in this PROSPECTUS for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.


    For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE RESPECTIVE 12b-1 PLANS AND THE CDSCS APPLICABLE TO CLASS B SHARES AND CLASS C SHARES ARE THE SAME AS THOSE OF THE 12b-1 PLAN AND THE FRONT-END SALES CHARGE APPLICABLE TO CLASS A SHARES IN THAT SUCH FEES AND CHARGES ARE USED TO FINANCE THE DISTRIBUTION OF THE RESPECTIVE CLASSES. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.


    Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE.

    The NASD has adopted certain rules relating to investment company sales charges. Income Funds, Inc. and the Distributor intend to operate in compliance with these rules.

FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES

    Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE.

    Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.



                                                    HIGH-YIELD OPPORTUNITIES FUND A CLASS
---------------------------------------------------------------------------------------------------------------------------------

                                                                               Dealer's
                                       Front-End Sales Charge as % of          Commission***
                                       Offering            Amount              as % of
Amount of Purchase                     Price               Invested**          Offering Price
---------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                     4.75%               5.07%               4.00%

$100,000 but
under $250,000                         3.75                3.89                3.00

$250,000 but
under $500,000                         2.50                2.53                2.00

$500,000 but
under $1,000,000*                      2.00                2.03                1.60



  * There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the net asset value per share of Class A Shares as of Income Funds, Inc.'s most recent fiscal year.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


--------------------------------------------------------------------------------
    The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

    For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                 DEALER'S COMMISSION
                                                 (AS A PERCENTAGE OF
         AMOUNT OF PURCHASE                       AMOUNT PURCHASED)
         ------------------                       -----------------
         Up to $2 million                                1.00%
         Next $1 million up to $3 million                0.75
         Next $2 million up to $5 million                0.50
         Amount over $5 million                          0.25


    In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

    An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

    Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE.

COMBINED PURCHASES PRIVILEGE

    By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


    This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

    It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

    Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES, above.

BUYING CLASS A SHARES AT NET ASSET VALUE

    Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See THE DELAWARE DIFFERENCE and REDEMPTION AND EXCHANGE for additional information.

    Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


    Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

    Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliate, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

    Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.


    Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

    The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS


    Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Prototype Profit Sharing and Money Purchase Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.


    For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

    For other retirement plans and special services, see RETIREMENT PLANNING.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES


    Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


    Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in THIS PROSPECTUS, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See REDEMPTION AND EXCHANGE.


AUTOMATIC CONVERSION OF CLASS B SHARES

    Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next

Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

    Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

    All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See TAXES.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

    Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


    Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this PROSPECTUS. See REDEMPTION AND EXCHANGE.


CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES


    Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

    The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                 CONTINGENT DEFERRED
                                                 SALES CHARGE (AS A
                                                   PERCENTAGE OF
                                                   DOLLAR AMOUNT
    YEAR AFTER PURCHASE MADE                     SUBJECT TO CHARGE)
    ------------------------                     ------------------

         0-2                                          4%
         3-4                                          3%
         5                                            2%
         6                                            1%
         7 and thereafter                             None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See AUTOMATIC CONVERSION OF CLASS B SHARES, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.


    In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

    All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

    The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES under REDEMPTION AND EXCHANGE.

OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

    From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.


    Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange

Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.


HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL CLASS


    In addition to offering Class A, Class B and Class C Shares, the Fund also offers High-Yield Opportunities Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. High-Yield Opportunities Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the High-Yield Opportunities Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this PROSPECTUS.

HOW TO BUY SHARES

PURCHASE AMOUNTS


    Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.


    There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.


Investing Through Your Investment Dealer


    You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.


INVESTING BY MAIL

1. INITIAL PURCHASES--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class or High-Yield Opportunities Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Income Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


INVESTING BY WIRE

    You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).


1. INITIAL PURCHASES--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

    If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

INVESTING BY EXCHANGE


    If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.

    Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See APPENDIX B--CLASSES OFFERED for a list of Delaware Group funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.


    Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

    See ALLIED PLANS under RETIREMENT PLANNING for information on exchanges by participants in an Allied Plan.

ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT

    Call the Shareholder Service Center for more information if you wish to use the following services:

1.  AUTOMATIC INVESTING PLAN

    THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY
INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Income Funds, Inc. to transfer a designated amount monthly from your checking account to your account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


2.  DIRECT DEPOSIT

    YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY TO
YOUR FUND ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *     *     *

    Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Income Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.  WEALTH BUILDER OPTION

    You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.


    Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See REDEMPTION AND EXCHANGE.

    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


4.  DIVIDEND REINVESTMENT PLAN

    You can elect to have your distributions (capital gains and/or dividend income) invested in your Fund account or invested in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

    Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


    Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See APPENDIX B--CLASSES OFFERED for the funds in the Delaware Group offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

    Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.


PURCHASE PRICE AND EFFECTIVE DATE

    The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


    The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


THE CONDITIONS OF YOUR PURCHASE

    The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


    The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

    The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

    YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See TAXES.
Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

    All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


    Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

    Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


    The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

    There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


    Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this PROSPECTUS and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


    Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

    All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION

    You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


    Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

WRITTEN EXCHANGE

    You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE

    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

    The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

    Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

    THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK


    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


TELEPHONE EXCHANGE

    The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE

    A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, IF SUCH PURCHASES WERE MADE AT NET ASSET VALUE AND TRIGGERED THE PAYMENT BY THE DISTRIBUTOR OF THE DEALER'S COMMISSION PREVIOUSLY DESCRIBED. See CLASSES OF SHARES.


    The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.


    Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

    In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES


    The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA Distributions Qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; and (vii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see BUYING CLASS A SHARES AT NET ASSET VALUE under CLASSES OF SHARES).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES


    The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2 and IRA distributions qualifying under
Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

    The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS

    The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.


    The Fund's dividends are expected to be declared daily and paid monthly. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.


    Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.


    Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See DISTRIBUTION (12b-1) AND SERVICE under MANAGEMENT OF THE FUND.

TAXES


    The tax discussion set forth below is included for general information only. Investors should contact their own advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.


    The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

    The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

    Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

    Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


    The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


    The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES.

    The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

    Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


    Income Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


    See TAXES in PART B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

    The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Income Fund, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

    Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

    The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


    The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that High-Yield Opportunities Fund Institutional Class will not incur any of the expenses under Income Funds, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans.

MANAGEMENT OF THE FUND

DIRECTORS

    The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. PART B contains additional information regarding Income Funds, Inc.'s directors and officers.

INVESTMENT MANAGER

    The Manager furnishes investment management services to the Fund.


    The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts. The directors of Income Funds, Inc. annually review fees paid to the Manager.


    The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


    The Manager manages the Fund's portfolio and makes investment decisions for the Fund which are implemented by the Fund's Trading Department. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Investment management fees incurred by the Fund for the period January 2, 1997 (date of initial public offering) through July 31, 1997 were 0.65% (annualized) and 0.13% (annualized) was paid as a result of the voluntary waiver of fees by the Manager.


    Paul A. Matlack and Gerald T. Nichols have primary responsibility for
making day-to-day investment decisions for the Fund.   Mr. Matlack, a Vice
President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Matlack is a CFA charterholder and a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.


    Mr. Nichols, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Manager, he was a high yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

    Mr. Matlack and Mr. Nichols will from time to time consult with Paul E. Suckow, Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES


    The Fund normally will not invest for short-term trading purposes.
However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective and current market conditions, its annual portfolio turnover rate is expected to exceed 100%. A turnover rate of 100% occurs, for example, when all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. For the period January 2, 1997 (date of initial public offering) through July 31, 1997, the Fund's portfolio turnover rate was 270% (annualized).

    The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION

    From time to time, the Fund may quote yield or total return performance of the Classes in advertising and other types of literature.

    The current yield for each Class will be calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


    Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

    Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.


DISTRIBUTION (12b-1) AND SERVICE

    The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement with Income Funds, Inc. dated as of December 27, 1996.


    Income Funds, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.


    These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Income Funds, Inc. The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through June 30, 1997.


    The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

    Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.


    While payments, if any, pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Income Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

    The Plans do not apply to High-Yield Opportunities Fund Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of High-Yield Opportunities Fund Institutional Class.

    The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement dated as of December 27, 1996.
The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.


    The directors of Income Funds, Inc. annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES


    The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of Expenses to average daily net assets is expected to equal 0.75% for each Class, Reflecting the voluntary waivers and payments by the Manager and the Distributor. These ratios would be higher if such waivers and payments were not in effect. See SUMMARY OF EXPENSES.


SHARES


    Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983 and was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Delchester Fund series and the Strategic Income Fund series.

    Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

    In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers High-Yield Opportunities Fund Institutional Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of High-Yield Opportunities Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares.

    Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an initial investment in the Fund, and as of July 31, 1997, the Trust held no shares of the Fund's Class A Shares, Class B Shares and Class C Shares, respectively, but the Trust held 99% of the outstanding shares of the Fund's Institutional Class. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

HIGH-YIELD, HIGH RISK SECURITIES


    The Fund invests primarily in securities rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager.
See APPENDIX C--RATINGS in this PROSPECTUS for more rating information. The discussion in this section supplements the description of the risks of high-yield securities found earlier in this PROSPECTUS in INVESTMENT OBJECTIVE AND POLICIES and RISK FACTORS and investors should refer to those sections for a further discussion of the risks of high-yield bonds.


    Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

    Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

    The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

ZERO COUPON BONDS AND PAY-IN-KIND BONDS

    The Fund may purchase zero-coupon bonds and pay-in-kind ("PIK") bonds. A zero-coupon bond has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that the reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon bond, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon bonds rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

    PIK bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect to the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash-pay securities. PIK bonds may provide an attractive yield on the Fund's investment even when the interest paid is in the form of additional securities of the issuer instead of cash.

    Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, with zero coupon bonds, the Fund accrues, and is required to distribute to shareholders, income on such bonds, However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

FOREIGN INVESTMENT INFORMATION

    The Fund may invest up to 15% of its total assets in securities of foreign issuers, including Yankee Bonds. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. There is limited publicly available information with respect to foreign issuers, and foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States and it is more difficult to enforce legal rights outside of the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Settlement practices of certain foreign countries may include delays and may otherwise differ from those customary in U.S. markets. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. It is also expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from the companies comprising the Fund's investments. See TAXES. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, because stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies.

    The risks noted above often are heightened for investments in emerging or developing countries. Compared to the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging or developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the type of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in emerging or developing countries, the Manager does not believe that any current repatriation restrictions would affect the Fund's decision to invest in such countries.

U.S. GOVERNMENT SECURITIES

    U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

    An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

SHORT-TERM INVESTMENTS

    The short-term investments in which the Fund may invest are:

    (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

    The Fund will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

    (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

    (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

    (4)  U.S. government securities (see U.S. GOVERNMENT SECURITIES); and

    (5)  Repurchase agreements collateralized by securities listed above.

REPURCHASE AGREEMENTS


    In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


RESTRICTED/ILLIQUID SECURITIES

    The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

    The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

    While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

UNSEASONED COMPANIES

    The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

BORROWING FROM BANKS

    The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.



                                                    APPENDIX A - INVESTMENT ILLUSTRATIONS
                                ILLUSTRATIONS OF HYPOTHETICAL RETURNS ON INVESTMENTS BASED ON PURCHASE OPTION
                                                              $10,000 PURCHASE

                Scenario 1                     Scenario 2                  Scenario 3                     Scenario 4
              No Redemption                  Redeem 1st Year             Redeem 3rd Year               Redeem 5th Year
       ---------------------------    -------------------------   --------------------------    --------------------------
Year  Class A   Class B   Class C    Class A  Class B  Class C   Class A   Class B   Class C   Class A   Class B   Class C
----  -------   -------   -------    -------  -------  -------   -------   -------   -------   -------   -------   -------
  0     9,525    10,000    10,000      9,525   10,000   10,000     9,525    10,000    10,000     9,525    10,000   10,000
  1    10,192    10,630    10,630     10,192   10,230   10,530+   10,192    10,630    10,630    10,192    10,630   10,630
  2    10,905    11,300    11,300                                 10,905    11,300    11,300    10,905    11,300   11,300
  3    11,669    12,012    12,012                                 11,669    11,712    12,012+   11,669    12,012   12,012
  4    12,485    12,768    12,768                                                               12,485    12,768   12,768
  5    13,359    13,573    13,573                                                               13,359    13,373   13,573+
  6    14,294    14,428    14,428
  7    15,295    15,337    15,337
  8    16,366+   16,303    16,303
  9    17,511    17,444*   17,330
 10    18,737    18,665*   18,422


                      *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.



                                                              $250,000 PURCHASE

                Scenario 1                     Scenario 2                  Scenario 3                     Scenario 4
              No Redemption                  Redeem 1st Year             Redeem 3rd Year               Redeem 5th Year
       ---------------------------    -------------------------   --------------------------    --------------------------
Year  Class A   Class B   Class C    Class A  Class B  Class C   Class A   Class B   Class C   Class A   Class B   Class C
----  -------   -------   -------    -------  -------  -------   -------   -------   -------   -------   -------   -------
  0    243,750   250,000   250,000    243,750  250,000  250,000   243,750   250,000   250,000   243,750   250,000   250,000
  1    260,813   265,750   265,750    260,813  255,750  263,250+  260,813   265,750   265,750   260,813   265,750   265,750
  2    279,069   282,492   282,492                                279,069   282,492   282,492   279,069   282,492   282,492
  3    298,604   300,289   300,289                                298,604   292,789   300,289+  298,604   300,289   300,289
  4    319,507+  319,207   319,207                                                              319,507+  319,207   319,207
  5    341,872   339,318   339,318                                                               341,872  334,318   339,318
  6    365,803   360,695   360,695
  7    391,409   383,418   383,418
  8    418,808   407,574   407,574
  9    448,124   436,104*  433,251
 10    479,493   466,631*  460,546


               *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

ILLUSTRATIONS DO NOT REFLECT ANY APPLICABLE WAIVER OF 12b-1 FEES. IF ANY SUCH FEE WAIVERS WERE REFLECTED, THE ILLUSTRATIONS REPRESENTED ABOVE WOULD BE DIFFERENT.


ASSUMES A HYPOTHETICAL RETURN FOR CLASS A OF 7% PER YEAR, A HYPOTHETICAL RETURN FOR CLASS B OF 6.3% FOR YEARS 1-8 AND 7% FOR YEARS 9-10, AND A HYPOTHETICAL RETURN FOR CLASS C OF 6.3% PER YEAR. HYPOTHETICAL RETURNS VARY DUE TO THE DIFFERENT EXPENSE STRUCTURE FOR EACH CLASS AND DO NOT REPRESENT ACTUAL PERFORMANCE.

CLASS A PURCHASE SUBJECT TO APPROPRIATE SALES CHARGE BREAKPOINT (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).

CLASS B PURCHASE ASSESSED APPROPRIATE CDSC UPON REDEMPTION (4%-4%-3%-3%-2%-1% IN YEARS 1-2-3-4-5-6).

CLASS C PURCHASE ASSESSED 1% CDSC UPON REDEMPTION IN YEAR 1.

FIGURES MARKED "+" IDENTIFY WHICH CLASS OFFERS THE GREATER RETURN POTENTIAL BASED ON INVESTMENT AMOUNT, THE HOLDING PERIOD AND THE EXPENSE STRUCTURE OF EACH CLASS.

APPENDIX B -- CLASSES OFFERED

GROWTH OF CAPITAL              A Class   B Class   C Class   Consultant Class
Aggressive Growth Fund            X         X         X              -
Trend Fund                        X         X         X              -
Enterprise Fund                   X         X         X              -
DelCap Fund                       X         X         X              -
Small Cap Value Fund              X         X         X              -
U.S. Growth Fund                  X         X         X              -
Growth Stock Fund                 X         X         X              -
Tax-Efficient Equity Fund         X         X         X              -

TOTAL RETURN
Blue Chip Fund                    X         X         X              -
Quantum Fund                      X         X         X              -
Devon Fund                        X         X         X              -
Decatur Total Return Fund         X         X         X              -
Decatur Income Fund               X         X         X              -
Delaware Fund                     X         X         X              -

INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund             X         X         X              -
New Pacific Fund                  X         X         X              -
World Growth Fund                 X         X         X              -
International Equity Fund         X         X         X              -
Global Assets Fund                X         X         X              -
Global Bond Fund                  X         X         X              -

CURRENT INCOME
Delchester Fund                   X         X         X              -
Strategic Income Fund             X         X         X              -
Corporate Income Fund             X         X         X              -
Federal Bond Fund                 X         X         X              -
U.S. Government Fund              X         X         X              -
Delaware-Voyageur US Government
     Securities Fund              X         X         X              -
Limited-Term Government Fund      X         X         X              -


APPENDIX B--CLASSES OFFERED  (CON'T)

TAX PREFERRED INCOME                                       A Class   B Class   C Class   Consultant Class
National High Yield Municipal Bond Fund                        X         X         X              -
Tax-Free USA Fund                                              X         X         X              -
Tax-Free Insured Fund                                          X         X         X              -
Tax-Free USA Intermediate Fund                                 X         X         X              -
Delaware-Voyageur Tax-Free Arizona Insured Fund                X         X         X              -
Delaware-Voyageur Tax-Free Arizona Fund                        X         X         X              -
Delaware-Voyageur Tax-Free California Insured Fund             X         X         X              -
Delaware-Voyageur Tax-Free California Fund                     X         X         X              -
Delaware-Voyageur Tax-Free Colorado Fund                       X         X         X              -
Delaware-Voyageur Tax-Free Florida Insured Fund                X         X         X              -
Delaware-Voyageur Tax-Free Florida Intermediate Fund           X         X         X              -
Delaware-Voyageur Tax-Free Florida Fund                        X         X         X              -
Delaware-Voyageur Tax-Free Idaho Fund                          X         X         X              -
Delaware-Voyageur Tax-Free Iowa Fund                           X         X         X              -
Delaware-Voyageur Tax-Free Kansas Fund                         X         X         X              -
Delaware-Voyageur Minnesota High Yield Municipal Bond Fund     X         X         X              -
Delaware-Voyageur Minnesota Insured Fund                       X         X         X              -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund         X         X         X              -
Delaware-Voyageur Tax-Free Minnesota Fund                      X         X         X              -
Delaware-Voyageur Tax-Free Missouri Insured Fund               X         X         X              -
Delaware-Voyageur Tax-Free New Mexico Fund                     X         X         X              -
Delaware-Voyageur Tax-Free New York Fund                       X         X         X              -
Delaware-Voyageur Tax-Free North Dakota Fund                   X         X         X              -
Delaware-Voyageur Tax-Free Oregon Insured Fund                 X         X         X              -
Tax-Free Pennsylvania Fund                                     X         X         X              -
Delaware-Voyageur Tax-Free Utah Fund                           X         X         X              -
Delaware-Voyageur Tax-Free Washington Insured Fund             X         X         X              -
Delaware-Voyageur Tax-Free Wisconsin Fund                      X         X         X              -

MONEY MARKET FUNDS
Delaware Cash Reserve                                          X         X         X              X
U.S. Government Money Fund                                     X         -         -              X
Tax-Free Money Fund                                            X         -         -              X


APPENDIX C--RATINGS


    The Fund's assets may be invested in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or that may be unrated. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

    The table set forth below shows the percentage of the Fund's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the period January 2, 1997 (date of initial public offering) through July 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P'S rating descriptions.

                                       Average Weighted
Rating Moody's and/or S&P          Percentage of Portfolio
-------------------------          -----------------------

United States Treasury Obligations          3.13%
Aaa/AAA                                     N/A
Aa/AA                                       N/A
A/A                                         N/A
Baa/BBB                                     N/A
Ba/BB                                       N/A
B/B                                         15.18%
Caa/CCC                                     79.61%
Not Rated/Other                             2.08%


GENERAL RATING INFORMATION

BONDS

    Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER

    Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2-- second highest grade possessing less relative strength than the highest grade.

    Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

    The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.






INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245
--------------------------------------------------------------------------------

HIGH-YIELD OPPORTUNITIES FUND

--------------------------------------------------------------------------------

A CLASS
B CLASS
C CLASS

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PROSPECTUS

--------------------------------------------------------------------------------


SEPTEMBER 29, 1997























                                                                        DELAWARE
                                                                        GROUP

(HYOF-IC)



HIGH-YIELD OPPORTUNITIES FUND                                         PROSPECTUS
INSTITUTIONAL CLASS SHARES                                    SEPTEMBER 29, 1997




                     1818 MARKET STREET, PHILADELPHIA, PA  19103


                              FOR MORE INFORMATION ABOUT
                  HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL CLASS
                       CALL THE DELAWARE GROUP AT 800-828-5052.


    This PROSPECTUS describes shares of High-Yield Opportunities Fund series (the "Fund") of Delaware Group Income Funds, Inc. ("Income Funds, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income.

    THE FUND INVESTS UP TO 100% OF ITS ASSETS IN LOWER RATED FIXED-INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS," WHICH INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED FIXED-INCOME SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THE FUND. SEE INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS, AND APPENDIX A--RATINGS.

    The Fund offers High-Yield Opportunities Fund Institutional Class (the "Class") of shares.

    This PROSPECTUS sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("PART B" of Income Funds, Inc.'s registration statement) dated September 29, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. PART B is incorporated by reference into this PROSPECTUS and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers. The Fund's financial statements appear in its ANNUAL REPORT, which will accompany any response to requests for PART B.

    The Fund also offers High-Yield Opportunities Fund A Class , High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class . Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

COVER PAGE                                  CLASSES OF SHARES
SYNOPSIS                                    HOW TO BUY SHARES
SUMMARY OF EXPENSES                         REDEMPTION AND EXCHANGE
FINANCIAL HIGHLIGHTS                        DIVIDENDS AND DISTRIBUTIONS
INVESTMENT OBJECTIVE AND POLICIES           TAXES
    SUITABILITY                             CALCULATION OF NET ASSET
    INVESTMENT STRATEGY                          VALUE PER SHARE
RISK FACTORS                                MANAGEMENT OF THE FUND
    YOUTH AND VOLATILITY OF THE             OTHER INVESTMENT POLICIES AND
         HIGH-YIELD MARKET                       RISK CONSIDERATIONS
    REDEMPTIONS                             APPENDIX A--RATINGS
    LIQUIDITY AND VALUATION





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

INVESTMENT OBJECTIVE

    The investment objective of the Fund is to seek to provide investors with total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing principally in corporate bonds rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally-recognized statistical rating organization, or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager (as defined below). The Fund may also invest in U.S. and foreign government securities and commercial paper. For further details, see INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

RISK FACTORS

    The Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a mutual fund comprised primarily of investment grade bonds. See RISK FACTORS under INVESTMENT OBJECTIVES AND POLICIES.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See SUMMARY OF EXPENSES and MANAGEMENT OF THE FUND for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

PURCHASE PRICE

    Shares of the Class offered by this PROSPECTUS are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See CLASSES OF SHARES.

REDEMPTION AND EXCHANGE

    Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See REDEMPTION AND EXCHANGE.

OPEN-END INVESTMENT COMPANY

    Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Income Funds, Inc. was first organized as a Delaware corporation in 1970 and subsequently organized as a Maryland corporation on March 4, 1983. See SHARES under MANAGEMENT OF THE FUND.

SUMMARY OF EXPENSES


                           SHAREHOLDER TRANSACTION EXPENSES
         ---------------------------------------------------------------

         Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price) . . . . . . . . .      None

         Maximum Sales Charge Imposed on  Reinvested
         Dividends (as a  percentage of offering price). . . .      None

         Exchange Fees . . . . . . . . . . . . . . . . . . . .     None*

                              ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
         ---------------------------------------------------------------

         Management Fees . . . . . . . . . . . . . . . . . . .     0.13%

         12b-1 Fees. . . . . . . . . . . . . . . . . . . . . .      None

         Other Operating Expenses. . . . . . . . . . . . . . .    0.62%+

              Total Operating  Expenses. . . . . . . . . . . .    0.75%+


*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

+"Total Operating Expenses" and "Other Operating Expenses" for the Class are based on estimated amounts for the first full fiscal year of the Class, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of the Class do not exceed 0.75% during the commencement of the public offering of the Class through December 31, 1997. If the voluntary expense waivers were not in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets, would be 1.27% for the Class' first full fiscal year, reflecting management fees of 0.65%.

    For expense information about High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class, see the separate prospectus relating to those classes.

    The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate
of return, and (2) redemption at the end of each time period.   The Fund charges
no redemption fees. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this PROSPECTUS.


                   1 YEAR              3 YEARS
                   ------              -------
                   $8                  $24

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


    The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of High-Yield Opportunities Fund of Delaware Group Income Funds, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into PART B. Further information about the Fund's performance is contained in its ANNUAL REPORT to shareholders. A copy of the Fund's ANNUAL REPORT (including the report of Ernst & Young LLP) may be obtained from Income Funds, Inc. upon request at no charge.

--------------------------------------------------------------------------------

                                                               High-Yield
                                                             Opportunities
                                                                  Fund
                                                           Institutional Class
                                                                For the
                                                                 period
                                                                1/2/97(1)
                                                                through
                                                                7/31/97
                                                                -------

Net Asset Value, Beginning of Period . . . . . . . . . . .       $5.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(2) . . . . . . . . . . . . . . . . .        0.2902
Net Gains on Securities
   (both realized and unrealized). . . . . . . . . . . . .        0.2990
      Total From Investment Operations . . . . . . . . . .        0.5892

LESS DISTRIBUTIONS
Dividends from Net Investment Income . . . . . . . . . . .       (0.1692)
Distributions from Capital Gains . . . . . . . . . . . . .          none
   Total Distributions . . . . . . . . . . . . . . . . . .       (0.1692)

Net Asset Value, End of Period . . . . . . . . . . . . . .       $5.9200


TOTAL RETURN(3). . . . . . . . . . . . . . . . . . . . . .        10.81%


RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted). . . . . . . . .       $3,330
Ratio of Expenses to Average Daily Net Assets. . . . . . .         0.75%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation . . . . . . . . . . . . . .         1.27%
Ratio of Net Investment Income to Average
   Daily Net Assets. . . . . . . . . . . . . . . . . . . .         8.53%

Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Expense Limitation . . . . . . . . . . . . . .         8.00%

Portfolio Turnover Rate. . . . . . . . . . . . . . . . . .          270%

(1) Date of initial public offering of Institutional Class; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) The average shares outstanding method has been applied for per share information.
(3) Total return reflects the expense limitations referenced under SUMMARY OF EXPENSES in the PROSPECTUS.

INVESTMENT OBJECTIVE AND POLICIES

    The objective of the Fund is to seek total return and, as a secondary objective, high current income. The Fund seeks to achieve its objective by investing primarily in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager. See APPENDIX A
- RATINGS for more rating information and OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a description of the risks associated with investing in lower-rated fixed-income securities.

SUITABILITY

    The Fund may be suitable for the investor interested in total return. High current income is secondary objective. The Manager's primary focus in selecting securities for the Fund will be total return. Lower-yielding securities may be selected over higher-yield securities based on the Manager's view of the potential for returns offered by the securities being considered for the Fund.

    The net asset value per share of each Class may fluctuate in response to the condition of individual companies and general market and economic conditions and, as a result, the Fund is not appropriate for a short-term investor. The Fund cannot assure a specific rate of return or yield, or that principal will be protected. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Fund's objective.

    The types of securities in which the Fund may invest are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Investors should consider asset value fluctuation, as well as yield, in making an investment decision. While investments in unrated, lower-rated and certain restricted securities have the potential for greater price appreciation and higher yields, they are more speculative and increase the credit risk of the Fund's portfolio. Changes in the market value of portfolio securities will not affect interest income from such securities, but will be
reflected in a Class' net asset value.   Investors should be willing to accept
the risks, including the risk of net asset value fluctuations, associated with investing in these types of securities. See OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for a complete discussion of the risk factors affecting the Fund's portfolio securities.

    Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

    Ownership of Fund shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests.

INVESTMENT STRATEGY

    The Fund will invest at least 65% of its assets at the time of purchase in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization, or if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manger. The Fund generally will not purchase corporate bonds which, at the time of purchase, are rated lower than CCC by S&P or Caa by Moody's. If a corporate bond held by the Fund drops below these levels, including a security that goes into default, the Fund will commence with an orderly sale of the security in a manner devised to minimize any adverse affect on the Fund. If a sale of the security is not practicable for any reason, the Fund will pursue other available measures reasonably anticipated by the Manager to facilitate repayment of the bond.

    The Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the Manager.

    The Fund may acquire zero coupon bonds and, to a lesser extent, pay-in-kind
(PIK) bonds. See ZERO COUPON BONDS AND PAY-IN-KIND BONDS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS. The Fund may also invest in other types of income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Fund may purchase privately-placed debt and other securities the resale of which is restricted under applicable securities laws. Such securities may be less liquid than securities that are not subject to resale restrictions. The Fund will not purchase illiquid assets, if more than 15% of its net assets would consist of such illiquid securities. See RESTRICTED/ILLIQUID SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Fund may invest up to 15% of its total assets in securities of issuers domiciled in foreign countries. See FOREIGN INVESTMENT INFORMATION under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions or pending investment in other types of securities. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. See SHORT-TERM INVESTMENTS under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with its investment objective.

                                       *  *  *

    For a description of the Fund's other investment policies and for a further description of some of the policies described above, see OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS.

    Although the Fund will constantly strive to attain its objective, there can be no assurance that is will be attained.

    The Fund's designation as an open-end investment company and as a diversified fund, may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. PART B lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

    The investment policies of the Fund that are not identified above or in PART B as fundamental are not fundamental and may be changed by the Board of Directors of Income Funds, Inc. without a shareholder vote.

RISK FACTORS

GENERALLY

    The Fund invests principally in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have a greater potential for price appreciation and can offer higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The Manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

HIGH-YIELD SECURITIES

    The Fund may invest primarily in bonds rated BB or lower by S&P or Ba or lower by Moody's, and in bonds of comparable quality. See APPENDIX A - RATINGS in this PROSPECTUS for more rating information. Investing in these so-called "junk" bonds or "high-yield" bonds entails certain risks, including the risk of loss of principal and default on interest payments which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Fund. High-yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this PROSPECTUS, the risks of lower-rated bonds include the following:

    YOUTH AND VOLATILITY OF THE HIGH-YIELD MARKET. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Fund's net asset value.

    REDEMPTIONS.   If, as a result of volatility in the high-yield market or
other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time, the Fund may be required to sell securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

    LIQUIDITY AND VALUATION. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may havean adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets.
The Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

    See HIGH-YIELD, HIGH RISK SECURITIES under OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS for further information about high-yield securities.

CLASSES OF SHARES

    The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

    INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN
EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF THE CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

    Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


HIGH-YIELD OPPORTUNITIES FUND A CLASS, HIGH-YIELD OPPORTUNITIES FUND B CLASS AND HIGH-YIELD OPPORTUNITIES FUND C CLASS


    In addition to offering High-Yield Opportunities Fund Institutional Class, the Fund also offers High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class, which are described in a separate prospectus. Shares of High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class may be purchased through authorized investment dealers or directly by
contacting the Fund or the Distributor.   High-Yield Opportunities Fund A Class
carries a front-end sales charge and, absent any applicable fee waiver, has annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain
transactions of $100,000 or more.   High-Yield Opportunities Fund B Class and
High-Yield Opportunities Fund C Class have no front-end sales charge but, absent any applicable fee waiver, are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class and certain shares of High-Yield Opportunities Fund A Class may be subject to a contingent deferred sales charge upon redemption.
To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this PROSPECTUS.

HOW TO BUY SHARES

    The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

INVESTING DIRECTLY BY MAIL
1. INITIAL PURCHASES--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to High-Yield Opportunities Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--Additional purchases may be made at any time by mailing a check payable to High-Yield Opportunities Fund Institutional Class. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE
    You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. INITIAL PURCHASES--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, for High-Yield Opportunities Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. SUBSEQUENT PURCHASES--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

INVESTING BY EXCHANGE

    If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See REDEMPTION AND EXCHANGE for more complete information concerning your exchange privileges.

INVESTING THROUGH YOUR INVESTMENT DEALER
    You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

PURCHASE PRICE AND EFFECTIVE DATE
    The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

    The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE
    The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

    The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

    REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE CONTACT THEIR EMPLOYER FOR DETAILS.

    Your shares will be redeemed or exchanged based on the net asset value next
determined after the Fund receives your request in good order.   For example,
redemption and exchange requests received in good order after the time the net asset value of shares is determined, as noted above, will be processed on the next business day. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

    All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

    The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.


    Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

    Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

    All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

WRITTEN REDEMPTION AND EXCHANGE
    You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

    For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

    Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

    You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE
    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

    The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

    Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION-CHECK TO YOUR ADDRESS OF RECORD
    You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION-PROCEEDS TO YOUR BANK

    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

TELEPHONE EXCHANGE
    You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

    The Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See PURCHASE PRICE AND EFFECTIVE DATE under HOW TO BUY SHARES. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.



    Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

    Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which, absent any applicable fee waiver, apply to High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class.

    The Fund's dividends are expected to be declared daily and paid monthly. However, the Fund does not anticipate declaring or paying dividends during the first few months following the commencement of its operations. Distributions from net realized securities profits, if any, will be distributed twice a year. The first payment normally would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code. Both dividends and distributions are automatically reinvested in your account at net asset value.

TAXES

    The tax discussion set forth below is included for general information only. Investors should contact their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

    The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

    The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income tax as ordinary income, even though received in additional shares. It is expected that only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

    Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

    Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares.

    The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

    Each year, Income Funds, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

    Income Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

    See ACCOUNTING AND TAX ISSUES and TAXES in PART B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

    The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

    The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Income Fund, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Income Funds, Inc.'s Board of Directors.

    The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Income Funds, Inc.'s 12b-1 Plans and the High-Yield Opportunities Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND

DIRECTORS

    The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors. PART B contains additional information regarding Income Funds, Inc.'s directors and officers.

INVESTMENT MANAGER

    The Manager furnishes investment management services to the Fund.

    The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts. The directors of Income Funds, Inc. annually review the fees paid to the Manager.

    The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

    The Manager manages the Fund's portfolio and makes investment decisions for the Fund which are implemented by the Fund's Trading Department. The Manager also administers Income Funds, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Income Funds, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion. Investment management fees incurred by the Fund for the period January 2, 1997 (date of initial public offering) through July 31, 1997 were 0.65% (annualized) and 0.13% (annualized) was paid as a result of the voluntary waiver of fees by the Manager.

    Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Matlack, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Matlack is a CFA charterholder and a graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Nichols, a Vice President/Senior Portfolio Manager of Income Funds, Inc., has been a member of the Fund's management team since its inception. Mr. Nichols is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining the Manager, he was a high yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

    Mr. Matlack and Mr. Nichols will from time to time consult with Paul E. Suckow, Executive Vice President/Chief Investment Officer, Fixed Income of Income Funds, Inc. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES

    The Fund normally will not invest for short-term trading purposes.
However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective and current market conditions, its annual portfolio turnover rate is expected to exceed 100%. A turnover rate of 100% occurs, for example, when all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. During the period January 2, 1997 (date of initial public offering) through July 31, 1997, the Fund's portfolio turnover rate was 270% (annualized).

    The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

PERFORMANCE INFORMATION

    From time to time, the Fund may quote yield or total return performance of the Class in advertising and other types of literature.

    The current yield for the Class will be calculated by dividing the annualized net investment income earned by the Class during a recent 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

    Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

    Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.

STATEMENTS AND CONFIRMATIONS

    You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT THE FUND

    Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on July 31.

DISTRIBUTION AND SERVICE

    The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a separate Distribution Agreement with Income Funds, Inc. dated as of December 27, 1996. The Distributor bears all of the costs of promotion and distribution.

    The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Income Funds, Inc. under an amended and restated agreement dated as of December 27, 1996. The Transfer Agent also provides accounting services to the Fund
pursuant to the terms of a separate Fund Accounting Agreement.   Certain
recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The directors of Income Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

    The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of operating expenses to average daily net assets for the Class is expected to equal 0.75% on an annual basis. The ratio reflects the voluntary waiver and payment of fees by the Manager.

SHARES

    Income Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Income Funds, Inc. was organized as a Maryland corporation on March 4, 1983. Income Funds, Inc. was previously organized as a Delaware corporation in 1970. In addition to the Fund, Income Funds, Inc. presently offers two other series of shares, the Delchester Fund series and the Strategic Income Fund series.

     Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects.

    Income Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Income Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Income Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Income Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

    In addition to the Class, the Fund also offers High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class which represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the Class, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class.

     Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an initial investment in the Fund, and as of July 31, 1997, the Trust held 99% of the outstanding shares of the Class. Subject to certain limited exceptions, there are no limitations on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

HIGH-YIELD, HIGH RISK SECURITIES

    The Fund invests primarily in securities rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or, if unrated (which may be more speculative in nature than rated bonds), judged to be of comparable quality by the Manager.
See APPENDIX A--RATINGS in this PROSPECTUS for more rating information. The discussion in this section supplements the description of the risks of high-yield securities found earlier in this PROSPECTUS in INVESTMENT OBJECTIVE AND POLICIES and investors should refer to those sections for a further discussion of the risks of high-yield bonds.

    Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

    Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

    The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

ZERO COUPON BONDS AND PAY-IN-KIND BONDS

    The Fund may purchase zero-coupon bonds and pay-in-kind ("PIK") bonds. A zero-coupon bond has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that the reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon bond, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon bonds rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

    PIK bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect to the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash-pay securities. PIK bonds may provide an attractive yield on the Fund's investment even when the interest paid is in the form of additional securities of the issuer instead of cash.

    Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, with zero coupon bonds, the Fund accrues, and is required to distribute to shareholders, income on such bonds, However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

FOREIGN INVESTMENT INFORMATION

    The Fund may invest up to 15% of its total assets in securities of foreign issuers, including Yankee Bonds. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. There is limited publicly available information with respect to foreign issuers, and foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States and it is more difficult to enforce legal rights outside of the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Settlement practices of certain foreign countries may include delays and may otherwise differ from those customary in U.S. markets. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. It is also expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from the companies comprising the Fund's investments. See TAXES. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, because stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies.

    The risks noted above often are heightened for investments in emerging or developing countries. Compared to the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging or developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the type of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which the Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in emerging or developing countries, the Manager does not believe that any current repatriation restrictions would affect the Fund's decision to invest in such countries.

U.S. GOVERNMENT SECURITIES

    U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

    An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.

SHORT-TERM INVESTMENTS

    The short-term investments in which the Fund may invest are:

    (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Fund. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

    The Fund will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance

Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

    (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

    (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Manager;

    (4)  U.S. government securities (see U.S. GOVERNMENT SECURITIES); and

    (5)  Repurchase agreements collateralized by securities listed above.

REPURCHASE AGREEMENTS

    In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss of the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

RESTRICTED/ILLIQUID SECURITIES

    The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

    The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

    While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

UNSEASONED COMPANIES

    The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

BORROWING FROM BANKS

    The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

APPENDIX A--RATINGS

    The Fund's assets may be invested in corporate bonds that may be rated BB or lower by S&P or Ba or lower by Moody's, or similarly rated by another nationally-recognized statistical rating organization or that may be unrated. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

    The table set forth below shows the percentage of the Fund's securities included in each of the specified rating categories and shows the percentage of the Fund's assets held in U.S. government securities. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below shows the percentage of the Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Fund's portfolio composition based on month end data for the period January 2, 1997 (date of initial public offering) through July 31, 1997. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions.

                                                 Average Weighted
Rating Moody's and/or S&P                     Percentage of Portfolio
-------------------------                     -----------------------

United States Treasury Obligations                     3.13%
Aaa/AAA                                                N/A
Aa/AA                                                  N/A
A/A                                                    N/A
Baa/BBB                                                N/A
Ba/BB                                                 15.18%
B/B                                                   79.61%
Caa/CCC                                                N/A
Not Rated/Other                                        2.08%

GENERAL RATING INFORMATION

BONDS

    Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER

    Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

    Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

For more information contact the Delaware Group at 800-828-5052.




INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


------------------------------------

HIGH-YIELD OPPORTUNITIES FUND

------------------------------------

INSTITUTIONAL

------------------------------------








P R O S P E C T U S

------------------------------------

SEPTEMBER 29, 1997










                        DELAWARE
                        GROUP

    The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640, and shareholders of the Institutional Class should contact Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103


SUB-ADVISER
Strategic Income Fund:
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


CUSTODIANS
Delchester Fund/High -Yield Opportunities Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


Strategic Income Fund:
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006


--------------------------------------------------------------------------------



DELAWARE GROUP INCOME FUNDS, INC.

--------------------------------------------------------------------------------

DELCHESTER FUND

--------------------------------------------------------------------------------

STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

HIGH-YIELD OPPORTUNITIES FUND

--------------------------------------------------------------------------------



PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


SEPTEMBER 29, 1997




                                                                        DELAWARE
                                                                         GROUP

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION


                                                              SEPTEMBER 29, 1997

--------------------------------------------------------------------------------

DELAWARE GROUP INCOME FUNDS, INC.

--------------------------------------------------------------------------------
1818 MARKET STREET
PHILADELPHIA, PA 19103
--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASS OF DELCHESTER FUND,
STRATEGIC INCOME FUND AND HIGH-YIELD OPPORTUNITIES FUND:  800-828-5052


FOR PROSPECTUS AND PERFORMANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES OF DELCHESTER FUND, STRATEGIC INCOME FUND AND HIGH-YIELD OPPORTUNITIES FUND: NATIONWIDE 800-523-4640

INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES OF DELCHESTER FUND, STRATEGIC INCOME FUND AND HIGH-YIELD
OPPORTUNITIES FUND:   (SHAREHOLDERS ONLY)
    NATIONWIDE 800-523-1918


DEALER SERVICES:  (BROKER/DEALERS ONLY)
    NATIONWIDE 800-362-7500
--------------------------------------------------------------------------------
TABLE OF CONTENTS
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COVER PAGE

INVESTMENT OBJECTIVES AND POLICIES


PERFORMANCE INFORMATION

TRADING PRACTICES AND BROKERAGE

PURCHASING SHARES

INVESTMENT PLANS

DETERMINING OFFERING PRICE AND
    NET ASSET VALUE

REDEMPTION AND REPURCHASE

DIVIDENDS AND REALIZED SECURITIES
    PROFITS DISTRIBUTIONS

TAXES

INVESTMENT MANAGEMENT AGREEMENTS

OFFICERS AND DIRECTORS

EXCHANGE PRIVILEGE

GENERAL INFORMATION

APPENDIX A--IRA INFORMATION

FINANCIAL STATEMENTS

    Delaware Group Income Funds, Inc. ("Income Funds, Inc.") is a professionally-managed mutual fund of the series type which currently offers three series of shares: the Delchester Fund series (the "Delchester Fund"), the Strategic Income Fund series (the "Strategic Income Fund") and the High-Yield Opportunities Fund series (the "High-Yield Opportunities Fund") (individually, a "Fund" and collectively, the "Funds").

    Each Fund of Income Funds, Inc. offers three retail classes: Delchester Fund A Class, Strategic Income Fund A Class and High-Yield Opportunities Fund A Class (the "Class A Shares"); Delchester Fund B Class, Strategic Income Fund B Class and High-Yield Opportunities Fund B Class (the "Class B Shares"); and Delchester Fund C Class, Strategic Income Fund C Class and High-Yield Opportunities Fund C Class (the "Class C Shares"). Class A Shares, Class B Shares and Class C Shares are collectively referred to as the "Fund Classes." Each Fund also offers an institutional class: Delchester Fund Institutional Class, Strategic Income Fund Institutional Class and High-Yield Opportunities Fund Institutional Class (collectively, the "Institutional Classes").

    Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75%, absent any applicable fee waiver, and annual 12b-1 Plan expenses which, for Delchester Fund A Class will vary because of the formula adopted by Income Funds, Inc.'s Board of Directors but may not exceed 0.30%, for Strategic Income Fund A Class may not exceed 0.30% and have currently been fixed by the Board at 0.25%, and for High-Yield Opportunities Fund may not exceed 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES in the PROSPECTUSES for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment. See DISTRIBUTION AND SERVICE under INVESTMENT MANAGEMENT AGREEMENTS.

    This STATEMENT OF ADDITIONAL INFORMATION ("PART B" of the registration statement) supplements the information contained in the current PROSPECTUSES for Delchester Fund , Strategic Income Fundand High-Yield Opportunities Fund, each dated September 29, 1997 , as they may be amended from time to time. PART B should be read in conjunction with the respective class' PROSPECTUS. PART B is not itself a prospectus but is, in its entirety, incorporated by reference into each class' PROSPECTUS. A PROSPECTUS for each class may be obtained by writing or calling your investment dealer or by contacting Income Funds, Inc.'s national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.


    All references to "shares" in this PART B refer to all classes of shares of Income Funds, Inc., except where noted.

INVESTMENT OBJECTIVES AND POLICIES


    Delchester Fund seeks to earn and pay shareholders as high a current income as is consistent with providing reasonable safety. Strategic Income Fund seeks to provide investors with high current income and total return. High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. The investment objectives of Delchester Fund and Strategic Income Fund are fundamental policies and cannot be changed without shareholder approval.


    DELCHESTER FUND

    In investing for income and safety of principal, Delchester Fund's emphasis in selection will be on securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The types of securities in which Delchester Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve Delchester Fund's objective by investing at least 80% of the Fund's assets at time of purchase in:

    (1) CORPORATE BONDS. The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds; or

    (2) GOVERNMENT SECURITIES. Securities of, or guaranteed by, the U.S. government, its agencies or instrumentalities; or

    (3) COMMERCIAL PAPER. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's") or similarly rated by other rating agencies.


    APPENDIX C - RATINGS in Delchester Fund's Fund Classes' PROSPECTUS (APPENDIX A - RATINGS in the Fund's Institutional Class' PROSPECTUS) describes the ratings of S&P and Moody's and provides information concerning the ratings of the securities in the Fund's portfolio.



    As a matter of practice, Delchester Fund has consistently invested more than 80% of its assets in such securities. With respect to the remaining assets, if any, that Delchester Fund may invest in other securities, the Fund must invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Additionally, in unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term obligations for an appreciable period of time when market conditions warrant and the Fund is anticipating higher interest rates. Currently, Delchester Fund's assets are invested primarily in unrated bonds and bonds rated BB or lower by S&P or Ba or lower by Moody's.

    STRATEGIC INCOME FUND

FOREIGN AND EMERGING MARKETS SECURITIES

    Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations, including those set forth in Strategic Income Fund's PROSPECTUSES, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since Strategic Income Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Strategic Income Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

    As disclosed in Strategic Income Fund's PROSPECTUSES, there are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

    With reference to the Fund's investment in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

    The issuers of the foreign government and government-related debt securities in which the Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by Strategic Income Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts Strategic Income Fund may make or enter into will be subject to the special currency rules described above.

    Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which Strategic Income Fund invests. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International Advisers Ltd., Strategic Income Fund's sub-adviser (the "Sub-Adviser"), does not believe that any current registration restrictions would affect its decision to invest in such countries.

FOREIGN CURRENCY TRANSACTIONS

    The foreign investments made by Strategic Income Fund present currency considerations which pose special risks. The Sub-Adviser uses a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.

    Strategic Income Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Strategic Income Fund will account for forward contracts by marking to market each day at daily exchanges rates. When the Fund enters into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's assets denominated in such foreign currency, the Fund's custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contract. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of Strategic Income Fund's commitments with respect to such contract.

    Strategic Income Fund's use of forward foreign currency exchange contracts for hedging and other non-speculative purposes involves certain risks. For example, a lack of correlation between price changes of a forward contract and the assets being hedged could render Strategic Income Fund's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the Sub-Adviser at a time when the Fund is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, Strategic Income Fund will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Further, forward contracts entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in forward contracts also involve risks arising from the lack of an organized exchange trading environment.

    Successful use by Strategic Income Fund of forward foreign currency exchange contracts for hedging and other non-speculative purposes is subject to the Sub-Adviser's ability to predict correctly the direction of movements in foreign currencies relative to the U.S. dollar. This requires different skills and techniques than predicting changes in the prices of individual securities.

OPTIONS, FUTURES AND OPTIONS ON FUTURES

    Strategic Income Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes. Strategic Income Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. Strategic Income Fund will not, however, invest more than 15% of the value of its net assets in illiquid securities.

    PURCHASING CALL OPTIONS--Strategic Income Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that Strategic Income Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

    Strategic Income Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. Strategic Income Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

    Although Strategic Income Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by Strategic Income Fund may expire without any value to the Fund.

    PURCHASING PUT OPTIONS--Strategic Income Fund may invest up to 2% of its total assets in the purchase of put options. Strategic Income Fund will, at all times during which it holds a put option, own the security covered by such option.

    A put option purchased by Strategic Income Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow Strategic Income Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, Strategic Income Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

    Strategic Income Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

    FUTURES AND OPTIONS ON FUTURES--Strategic Income Fund may enter into contract for the purchase or sale for future delivery of securities or foreign currencies. When the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

    The Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

    With respect to options on futures contracts, when Strategic Income Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the U.S. government securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, Strategic Income Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, Strategic Income Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of U.S. government securities which Strategic Income Fund intends to purchase.

    If a put or call option that Strategic Income Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, Strategic Income Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. Strategic Income Fund will purchase a put option on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates.

    To the extent that interest rates move in an unexpected direction, Strategic Income Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if Strategic Income Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of U.S. government securities held in its portfolio and interest rates decrease instead, Strategic Income Fund will lose part or all of the benefit of the increased value of its U.S. government securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell U.S. government securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Strategic Income Fund may be required to sell securities at a time when it may be disadvantageous to do so.

    Further, with respect to options on futures contracts, Strategic Income
Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

    Although not fundamental policy, the Fund currently intends to limit its investments in futures contracts and options thereon to the extent that not more than 5% of the Funds assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.


    APPENDIX C - RATINGS in Strategic Income Fund's Fund Classes' PROSPECTUS (APPENDIX A - RATINGS in the Fund's Institutional Class' PROSPECTUS) describes the ratings of S&P, Fitch Investors Service, Inc. and Moody's, and provides information concerning the ratings of securities in the Fund's portfolio.


NON-TRADITIONAL EQUITY SECURITIES

    Strategic Income Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

    Strategic Income Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

    HIGH-YIELD OPPORTUNITIES FUND

    The types of securities in which High-Yield Opportunities Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve High-Yield Opportunities Fund's objective by investing at least 65% of the Fund's assets at time of purchase in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's or similarly rated by other rating agencies, and in unrated bonds judged to be of comparable quality by Delaware Management Company, Inc. (the "Manager"). Unrated bonds may be more speculative in nature than rated bonds.


    The Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or similarly rated by other rating agencies, and in unrated paper judged to be of comparable quality by the Manager.


    APPENDIX C - RATINGS in High-Yield Opportunities Fund's Fund Classes' PROSPECTUS (APPENDIX A - RATINGS in the Fund's Institutional Class' PROSPECTUS) describes the ratings of S&P and Moody's and provides information concerning the ratings of the securities in the Fund's portfolio.


FOREIGN AND EMERGING MARKETS SECURITIES

    Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations, including those set forth in High-Yield Opportunities Fund's PROSPECTUSES, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

    As disclosed in High-Yield Opportunities Fund's PROSPECTUSES, there are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.

    There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by High-Yield Opportunities Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury

Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts High-Yield Opportunities Fund may make or enter into will be subject to the special currency rules described above.

    Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which High-Yield Opportunities Fund invests.

ZERO COUPON AND PAY-IN-KIND BONDS

    The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, High-Yield Opportunities Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.


    Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

    Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES

    From time to time, a portion of the Fund's assets may be invested in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock.
Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by the Fund may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds." See INVESTMENT OBJECTIVE AND POLICIES, RISK FACTORS and HIGH-YIELD, HIGH RISK SECURITIEs for a further discussion of these types of investments.

    The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

    The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

BORROWING FROM BANKS

    The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

    INVESTMENT POLICIES APPLICABLE TO EACH FUND

HIGH-YIELD SECURITIES

    Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Fund to attain its investment objective.

RESTRICTED SECURITIES

    The Funds may purchase privately-placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale. Delchester Fund will not purchase illiquid assets if more than 10% of its total assets would then consist of such illiquid securities. Strategic Income Fund and High-Yield Opportunities Fund will not purchase illiquid assets if more than 15% of its respective net assets would then consist of such illiquid securities.

REPURCHASE AGREEMENTS


    The Funds are permitted to invest in repurchase agreements, but they normally so only to invest cash balances. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Directors, determines present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.


    The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the Delaware Group funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

PORTFOLIO LOAN TRANSACTIONS

    Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    It is the understanding of the Manager that the staff of the Securities and Exchange Commission (the "SEC" or the "Commission") permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate any loan after notice, at any time;
4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Income Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

    The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

INVESTMENT RESTRICTIONS

DELCHESTER FUND

    Delchester Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of Delchester Fund, or 67% of the voting securities of Delchester Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     1. Delchester Fund will not invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.


     2. Delchester Fund will not invest for the purpose of acquiring control of any company.

     3. Delchester Fund will not purchase or retain securities of a company which has an officer or director who is an officer or director of Income Funds, Inc., or an officer, director or partner of the Manager if, to the knowledge of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

     4. Delchester Fund will not invest in securities of other investment companies.

     5. Delchester Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.

     6.  Delchester Fund will not sell short any security or property.

     7. Delchester Fund will not buy or sell commodities or commodity contracts.

     8. Delchester Fund will not borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

     9. Delchester Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

    10. Delchester Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

    11. Delchester Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

    12. No long or short positions on shares of the Fund may be taken by Income Funds, Inc.'s officers, directors or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under PURCHASING SHARES.

    13. Delchester Fund will not invest more than 25% of its assets in any one particular industry.

    Although not a fundamental investment restriction, Delchester Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

STRATEGIC INCOME FUND

    Strategic Income Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of Strategic Income Fund, or 67% of the voting securities of Strategic Income Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

    1. With respect to 75% of its total assets, Strategic Income Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (except obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items) or purchase more than 10% of the voting securities of any one company.

    2.   Strategic Income Fund will not make any investment in real estate.
This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

    3.   Strategic Income Fund will not sell short any security or property.

    4. Strategic Income Fund will not buy or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon.

    5. Strategic Income Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies.

    6. Strategic Income Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

    7. Strategic Income Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

    8. Strategic Income Fund will not invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    In addition to the above fundamental investment restrictions, Strategic Income Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

    1. Strategic Income Fund will not invest for the purpose of acquiring control of any company.

    2. Strategic Income Fund will not invest in securities of other investment companies, except that the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act of 1940 at the time of the investment.

    3. Strategic Income Fund will not purchase or retain securities of a company which has an officer or director who is an officer or director of Income Funds, Inc., or an officer, director or partner of the Manager if, to the knowledge of the Fund, one or more of such persons beneficially owns in the aggregate more than 5% thereof.

    4. Strategic Income Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such investment at the time of purchase would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

    Although not a fundamental investment restriction, Strategic Income Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases. In addition, Strategic Income Fund currently does not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities, and the Fund may make margin payments as may be necessary in connection with the futures and options transactions described in the Fund's PROSPECTUSES and this PART B.

HIGH-YIELD OPPORTUNITIES FUND

    High-Yield Opportunities Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of High-Yield Opportunities Fund, or 67% of the voting securities of High-Yield Opportunities Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Fund purchases securities.

    1. With respect to 75% of its total assets, High-Yield Opportunities Fund will not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

    2. High-Yield Opportunities Fund will not make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

    3. High-Yield Opportunities Fund will not sell short any security or property.

    4. High-Yield Opportunities Fund will not buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.


    5. High-Yield Opportunities Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. The Fund shall not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks.


    6. High-Yield Opportunities Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

    7. High-Yield Opportunities Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

    8. High-Yield Opportunities Fund will not invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    In addition to the above fundamental investment restrictions, High-Yield Opportunities Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

    1. High-Yield Opportunities Fund will not invest for the purpose of acquiring control of any company.

    2. High-Yield Opportunities Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

    3. High-Yield Opportunities Fund will not write, purchase or sell options, puts, calls or combinations thereof with respect to securities.

    4. High-Yield Opportunities Fund will not enter into futures contracts or options thereon.

    5. High-Yield Opportunities Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Income Funds, Inc. or of the Manager if or so long as the directors and officers of Income Funds, Inc. and of the Manager together own beneficially more than 5% of any class of securities of such issuer.

    6. High-Yield Opportunities Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

    7. High-Yield Opportunities Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.

PERFORMANCE INFORMATION

    From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information of its Classes over additional periods of time.

    The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                     n
                             P(1 + T)  = ERV

    Where:      P =     a hypothetical initial purchase order of $1,000 from
                        which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                T =     average annual total return;

                n =     number of years; and

              ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

    In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the PROSPECTUSES for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this PERFORMANCE INFORMATION section will apply to Class B Shares or Class C Shares of the Funds.


    Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

    The performance of each Class of Delchester Fund , as shown below, is the average annual total return quotations through July 31, 1997, computed as described above. The average annual total return for Delchester Fund A Class at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Delchester Fund A Class at net asset value (NAV) does not reflect any front-end sales charge. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

    Pursuant to applicable regulation, total return shown for Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delchester Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

                                 AVERAGE ANNUAL TOTAL RETURN

                        DELCHESTER     DELCHESTER     DELCHESTER
                        FUND           FUND           FUND
                        A CLASS        A CLASS        INSTITUTIONAL
                        (AT OFFER)     (AT NAV)       CLASS (1)

         1 year
         ended
         7/31/97        11.88%         17.53%         17.82%

         3 years
         ended
         7/31/97         9.50%         11.28%         11.55%

         5 years
         ended
         7/31/97         8.84%          9.89%         10.14%

         10 years
         ended
         7/31/97         9.60%         10.14%         10.39%

         15 years
         ended
         7/31/97        12.49%         12.85%         13.02%

         Period
         8/20/70(2)
         through
         7/31/97         9.68%          9.88%          9.97%


--------------------
(1) Date of initial public offering of Delchester Fund Institutional Class was June 1, 1992.
(2) Date of initial public offering of Delchester Fund A Class.

    The performance of Delchester Fund B Class, as shown below, is the average annual total return quotation through July 31, 1997. The average annual total return for Delchester Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at July 31, 1997. The average annual total return for Delchester Fund B Class excluding deferred sales charge assumes the shares were not redeemed at July 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                     AVERAGE ANNUAL TOTAL RETURN
                        DELCHESTER FUND               DELCHESTER FUND
                            B CLASS                       B CLASS
                      (INCLUDING DEFERRED           (EXCLUDING DEFERRED
                         SALES CHARGE)                 SALES CHARGE)

         1 year
         ended
         7/31/97           12.66%                        16.66%

         3 years
         ended
         7/31/97            9.63%                        10.45%

         Period
         5/2/94(1)
         through
         7/31/97            8.32%                         9.06%


---------------------
(1) Date of initial public offering of Delchester Fund B Class.


    The performance of Delchester Fund C Class, as shown below, is the average annual total return quotation through July 31, 1997. The average annual total return for Delchester Fund C Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at July 31, 1997. The average annual total return for Delchester Fund C Class excluding deferred sales charge assumes the shares were not redeemed at July 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                   AVERAGE ANNUAL TOTAL RETURN
                        DELCHESTER FUND               DELCHESTER FUND
                           C CLASS                       C CLASS
                      (INCLUDING DEFERRED           (EXCLUDING DEFERRED
                         SALES CHARGE)                 SALES CHARGE)

         1 year
         ended
         7/31/97           15.66%                        16.66%

         Period
         11/29/95(1)
         through
         7/31/97           13.03%                        13.03%


--------------------
(1) Date of initial public offering of Delchester Fund C Class.

    The performance of Strategic Income Fund A Class and Strategic Income Fund Institutional Class, as shown below, is the aggregate total return quotations through July 31, 1997, computed as described above. The aggregate total return for Strategic Income Fund A Class at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The aggregate total return for Strategic Income Fund A Class at net asset value (NAV) does not reflect any front-end sales charge. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                  Aggregate Total Return (1)

                        Strategic      Strategic      Strategic
                         Income         Income         Income
                          Fund           Fund           Fund
                         A Class        A Class      Institutional
                        (at Offer)     (at NAV)         Class

         Period
         10/1/96(2)
         through
         7/31/97         4.95%          10.11%          10.36%


---------------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the
    annual management fees payable by   Strategic Income Fund and to pay
    certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering of Strategic Income Fund A Class and Strategic Income Fund Institutional Class; total return for this short of a time period may not be representative of longer-term results.

    The performance of Strategic Income Fund B Class, as shown below, is the aggregate total return quotation through July 31, 1997. The aggregate total return for Strategic Income Fund B Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at July 31, 1997. The aggregate total return for Strategic Income Fund B Class excluding deferred sales charge assumes the shares were not redeemed at July 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                Aggregate Total Return

                Strategic Income Fund                 Strategic Income Fund
                     B Class                               B Class
                (Including Deferred                   (Excluding Deferred
                   Sales Charge)                         Sales Charge)
  Period
  10/1/96(2)
  through
  7/31/97             5.53%                                  9.53%


---------------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering of Strategic Income Fund B Class; total return for this short of a time period may not be representative of longer-term results.

    The performance of Strategic Income Fund C Class, as shown below, is the aggregate total return quotation through July 31, 1997. The aggregate total return for Strategic Income Fund C Class including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at July 31, 1997. The aggregate total return for Strategic Income Fund C Class excluding deferred sales charge assumes the shares were not redeemed at July 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                   Aggregate Total Return (1)

              Strategic Income Fund                   Strategic Income Fund
                    C Class                                 C Class
              (Including Deferred                     (Excluding Deferred
                 Sales Charge)                           Sales Charge)

    Period
    10/1/96(2)
    through
    7/31/97           8.53%                                9.53%


--------------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering of Strategic Income Fund C Class; total return for this short of a time period may not be representative of longer-term results.

    The performance of High-Yield Opportunities Fund A Class and High-Yield Opportunities Fund Institutional Class, as shown below, is the aggregate total return quotations through July 31, 1997, computed as described above. The aggregate total return for High-Yield Opportunities Fund A Class at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The aggregate total return for High-Yield Opportunities Fund A Class at net asset value (NAV) does not reflect any front-end sales charge. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Performance information is not provided for High-Yield Opportunities Fund B Class and C Class because such shares were not offered to the public prior to the date of this PART B.

                                      Aggregate Total Return (1)

                    High-Yield          High-Yield          High-Yield
                   Opportunities       Opportunities       Opportunities
                      Fund                Fund                Fund
                    A Class (2)         A Class (2)        Institutional
                    (at Offer)           (at NAV)             Class

    Period
    1/2/97(3)
    through
    7/31/97           5.62%               10.81%              10.81%


--------------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by High-Yield Opportunities Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Delaware Distributors, L.P. has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of Class A Share of the Fund through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(3) Date of initial public offering of High-Yield Opportunities Fund A Class and High-Yield Opportunities Fund Institutional Class; total return for this short of a time period may not be representative of longer-term results.

    As stated in the Funds' PROSPECTUSES, each Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

    The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                        a--b     6
                           YIELD = 2[(-------- + 1) -- 1]
                                         cd

    Where:         a =  dividends and interest earned during the period;

                   b =  expenses accrued for the period (net of
                        reimbursements);

                   c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                   d = the maximum offering price per share on the last day of the period.


    The above formula will be used in calculating quotations of yield for each Class of the Funds, based on specified 30-day periods identified in advertising by the Funds. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any contingent deferred sales charge. Actual yield on Class A Shares may be affected by variations in sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of Income Funds, Inc. in the future. For the 30-day period ended July 31, 1997, the yield of each Class of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund was as follows:


                                             Strategic         High-Yield
                   Delchester Fund          Income Fund    Opportunities Fund

Class A Shares          8.51%                  7.11%              N/A
Class B Shares          8.16%                  6.68%              N/A
Class C Shares          8.16%                  6.68%              N/A
Institutional Class     9.16%                  7.72%              N/A


    Investors should note that the income earned and dividends paid by the Funds will vary with the fluctuation of interest rates and performance of the portfolio to the extent of the Funds' investments in debt securities. The net asset values of the Funds may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Funds' net asset values will tend to rise when interest rates fall. Conversely, the Funds' net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held by the Funds will vary from day to day and investors should consider the volatility of the Funds' net asset values as well as their yields before making a decision to invest.


    The average weighted portfolio maturity at July 31, 1997 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund was 8.0 years,
6.67 years and 9.01 years, respectively.

    Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activities and performances of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of the Funds. Any indices used are not managed for any investment goal, and a direct investment in an index is not possible.


    CDA TECHNOLOGIES, INC., LIPPER ANALYTICAL SERVICES, INC. and
    MORNINGSTAR, INC. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

    IBBOTSON ASSOCIATES, INC. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With its permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

    INTERACTIVE DATA CORPORATION is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

    COMPUSTAT INDUSTRIAL DATABASES, a service of S&P, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

    SALOMON BROTHERS and LEHMAN BROTHERS are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities.
    This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

    Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the FEDERAL RESERVE (Bulletin H.15), may also be used. In addition, current rate information on municipal debt obligations of various durations, as reported daily by THE BOND BUYER, may also be used. THE BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

    From time to time, the Funds may quote actual total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees, offered by leading banks and thrifts as monitored by BANK RATE MONITOR, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal. Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

    Total return performance for each Class of the Funds will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. The net asset values of the Funds fluctuate so shares, when redeemed, may be worth more or less than the original investment, and the Funds' results should not be considered a guarantee of future performance.

    The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class through July 31, 1997.
For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Comparative information on the Consumer Price Index is also included.

                                    CUMULATIVE TOTAL RETURN
                   DELCHESTER          DELCHESTER
                     FUND                FUND              CONSUMER
                   A CLASS           INSTITUTIONAL          PRICE
                   (AT OFFER)          CLASS(2)            INDEX(3)
    3 months
    ended
    7/31/97          1.84%               6.86%               0.19%

    6 months
    ended
    7/31/97          2.74%(4)            8.04%               0.88%

    9 months
    ended
    7/31/97          7.33%              12.86%               1.39%

    1 year
    ended
    7/31/97         11.88%              17.82%               2.23%

    3 years
    ended
    7/31/97         31.28%              38.82%               8.15%

    5 years
    ended
    7/31/97         52.71%              62.08%              14.23%

    10 years
    ended
    7/31/97        150.06%             168.80%              41.08%

    15 years
    ended
    7/31/97        513.10%             527.42%              64.54%

    Period
    8/20/70(1)
    through
    7/31/97      1,105.40%           1,195.55%             309.19%


---------------------
(1) Date of initial public offering of Delchester Fund A Class.
(2) Date of initial public offering of Delchester Fund Institutional Class was June 1, 1992. Pursuant to applicable regulation, total return shown for Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delchester Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.
(3) Source--Lipper Analytical.
(4) Cumulative total return at net asset value for the six months ended July 31, 1997 was 7.90%.

                                    CUMULATIVE TOTAL RETURN
                   DELCHESTER          DELCHESTER
                      FUND                FUND
                    B CLASS              B CLASS
                   (INCLUDING           (EXCLUDING         CONSUMER
                    DEFERRED             DEFERRED           PRICE
                  SALES CHARGE)        SALES CHARGE)       INDEX(2)

    3 months
    ended
    7/31/97          2.66%               6.66%              0.19%

    6 months
    ended
    7/31/97          3.51%               7.51%              0.88%

    9 months
    ended
    7/31/97          8.03%              12.03%              1.39%


    1 year
    ended
    7/31/97         12.66%              16.66%              2.23%

    3 years
    ended
    7/31/97         31.74%              34.74%              8.15%

    Period
    5/2/94(1)
    through
    7/31/97         29.64%              32.56%              8.89%


--------------------
(1) Date of initial public offering of Delchester Fund B Class.
(2) Source--Lipper Analytical.

                                  CUMULATIVE TOTAL RETURN

                   DELCHESTER          DELCHESTER
                      FUND                FUND
                    C CLASS             C CLASS
                   (INCLUDING          (EXCLUDING          CONSUMER
                    DEFERRED            DEFERRED            PRICE
                  SALES CHARGE)       SALES CHARGE)        Index(2)

    3 months
    ended
    7/31/97          5.66%               6.66%              0.19%

    6 months
    ended
    7/31/97          6.50%               7.50%              0.88%

    9 months
    ended
    7/31/97         11.03%              12.03%              1.39%

    1 year
    ended
    7/31/97         15.66%              16.66%              2.23%

    Period
    11/29/95(1)
    through
    7/31/97         22.72%              22.72%              4.49%


---------------------
(1) Date of initial public offering of Delchester Fund C Class.
(2) Source--Lipper Analytical.

                             Cumulative Total Return (1)
                             ---------------------------
                               Strategic     Strategic
                                Income         Income
                                 Fund           Fund        Consumer
                                A Class    Institutional     Price
                              (at Offer)       Class        Index(2)
                              ----------       -----        --------
               3 months
               ended
               7/31/97          0.22%          5.38%         0.19%

               6 months
               ended
               7/31/97          0.81%(4)       6.01%         0.88%

               9 months
               ended
               7/31/97          3.52%          8.78%         1.39%

               Period
               10/1/96(3)
               through
               7/31/97          4.95%         10.36%         1.71%

-----------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund does not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2)  Source--Lipper Analytical.

(3) Date of initial public offering of Strategic Income Fund A Class and Strategic Income Fund Institutional Class; total return for this short of a time period may not be representative of longer term results.

(4) Cumulative total return at net asset value for the six months ended July 31, 1997 was 5.85%.

                            Cumulative Total Return (1)
                            ---------------------------
                            Strategic       Strategic
                              Income          Income
                               Fund            Fund
                              B Class         B Class
                            (Including      (Excluding      Consumer
                             Deferred        Deferred        Price
                           Sales Charge)   Sales Charge)    Index(2)
                           -------------   -------------    --------

               3 months
               ended
               7/31/97         1.12%           5.12%         0.19%

               6 months
               ended
               7/31/97         1.49%           5.49%         0.88%

               9 months
               ended
               7/31/97         4.18%           8.18%         1.39%

               Period
               10/1/96(3)
               through
               7/31/97         5.53%           9.53%         1.71%

-----------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Source--Lipper Analytical.

(3) Date of initial public offering of Strategic Income Fund B Class; total return for this short of a time period may not be representative of longer term results.

                           Cumulative Total Return (1)
                           ---------------------------
                             Strategic      Strategic
                               Income         Income
                                Fund           Fund
                              C Class         C Class
                            (Including      (Excluding      Consumer
                             Deferred        Deferred        Price
                           Sales Charge)   Sales Charge)    Index(2)
                           -------------   -------------    --------
               3 months
               ended
               7/31/97         4.12%           5.12%         0.19%

               6 months
               ended
               7/31/97         4.49%           5.49%         0.88%

               9 months
               ended
               7/31/97         7.18%           8.18%         1.39%

               Period
               10/1/96(3)
               through
               7/31/97         8.53%           9.53%         1.71%

----------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Source--Lipper Analytical.

(3) Date of initial public offering of Strategic Income Fund C Class; total return for this short of a time period may not be representative of longer term results.

                           Cumulative Total Return (1)
                           ---------------------------
                             High-Yield      High-Yield
                           Opportunities   Opportunities
                                Fund            Fund        Consumer
                             A Class(2)    Institutional     Price
                             (at Offer)        Class        Index(3)
                             ----------        -----        --------
               3 months
               ended
               7/31/97          2.22%          7.29%         0.19%

               6 months
               ended
               7/31/97          3.47%(4)       8.63%         0.88%

               Period
               1/2/97 (5)
               through
               7/31/97          5.62%         10.81%         1.20%

----------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by High-Yield Opportunities Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Delaware Distributors, L.P. has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of Class A Share of the Fund through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(3) Source -- Lipper Analytical.

(4) Cumulative total return at net asset value for the six months ended July 31, 1997 was 8.63%.

(5) Date of initial public offering of High-Yield Opportunities Fund A Class and High-Yield Opportunities Fund Institutional Class; total return for this short of a time period may not be representative of longer term results.

    Because every investor's goals and risk threshold are different, the Distributor, as distributor for Income Funds, Inc. and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's and, in the case of Strategic Income Fund, the Sub-Adviser's, overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager and the Sub-Adviser, including the number of such clients serviced by the Manager and the Sub-Adviser.


DOLLAR-COST AVERAGING

    For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

    Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See INVESTING BY ELECTRONIC FUND TRANSFER - DIRECT DEPOSIT PURCHASE PLAN and AUTOMATIC INVESTING PLAN under INVESTMENT PLANS and WEALTH BUILDER OPTION under INVESTMENT PLANS for a complete description of these services, including restrictions or limitations.


    The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                    NUMBER
                                  INVESTMENT     PRICE PER        OF SHARES
                                    AMOUNT         SHARE          PURCHASED

                   Month 1            $100         $10.00             10
                   Month 2            $100         $12.50              8
                   Month 3            $100         $ 5.00             20
                   Month 4            $100         $10.00             10

                   --------------------------------------------------------
                                      $400         $37.50             48


    Total Amount Invested:  $400
    Total Number of Shares Purchased:  48
    Average Price Per Share:  $9.38 ($37.50/4)
    Average COST Per Share:  $8.33 ($400/48 shares)

    This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Group of funds.

THE POWER OF COMPOUNDING

   When you opt to reinvest your current income for additional shares of the Funds, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS

   Results of various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                              7% Rate        9% Rate       11% Rate
                             of Return      of Return      of Return
                             ---------      ---------      ---------

                1 year        $10,723        $10,938        $11,157
                2 years       $11,498        $11,964        $12,448
                3 years       $12,330        $13,086        $13,889
                4 years       $13,221        $14,314        $15,496
                5 years       $14,177        $15,657        $17,289
                6 years       $15,201        $17,126        $19,289
                7 years       $16,300        $18,732        $21,522
                8 years       $17,479        $20,489        $24,012
                9 years       $18,743        $22,411        $26,791
               10 years       $20,098        $24,514        $29,891


     These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the classes.

TRADING PRACTICES AND BROKERAGE

     Delchester Fund, High-Yield Opportunities Fund and, in the case of its domestic securities, Strategic Income Fund, each select banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of the Fund's judgment of the professional capability of such banks, brokers or dealers to provide the service. In the case of Strategic Income Fund, the Sub-Adviser to the Fund selects banks, brokers or dealers to execute transactions for the purchase or sale of foreign securities in managing the Fund's international sector. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In most instances, trades of fixed-income securities are made on a net basis where the Funds either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager or the Sub-Adviser as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.


     During the fiscal years ended July 31, 1995 , 1996 and 1997, no brokerage commissions were paid by Delchester Fund, Strategic Income Fund or High-Yield Opportunities Fund.


     The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


     During the fiscal year ended July 31, 1997, there were no portfolio transactions of Delchester Fund, Strategic Income Fund or High-Yield Opportunities Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

     As provided in the Securities Exchange Act of 1934 (the "1934 Act"), the Funds' Investment Management Agreements and the Sub-Advisory Agreement (in the case of Strategic Income Fund), higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or Sub-Adviser which constitute in some part brokerage and research services used by the Manager or Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and Income Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute the Funds' portfolio transactions.

PORTFOLIO TURNOVER

     The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Delchester Fund anticipates that its annual rate of portfolio turnover will not generally exceed 150%, although it is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated. Due to current market conditions, Strategic Income Fund and High-Yield Opportunities Fund anticipate that their respective annual rates of portfolio turnover will exceed 100%. Because of the historically high rate of new issuances and refinancings in the high-yield bond market during the Funds' most recent fiscal year, the portfolio turnover rate for each Fund was higher than anticipated. This higher rate of portfolio turnover is expected to continue so long as the current rate of new issuances and refinancings is maintained.


     The degree of portfolio activity may affect taxes payable by the Funds' shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for liberal current income, in the case of Delchester Fund, and for high current income with total return, in the case of Strategic Income Fund, the Funds may hold securities for any period of time. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Fund shares.


     The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

                                                      JULY 31
                                                  1996      1997
                                                  ----      ----
     DELCHESTER FUND                              108%      154%
     STRATEGIC INCOME FUND (1)                    N/A       183% (3)
     HIGH-YIELD OPPORTUNITIES FUND (2)            N/A       270% (3)


(1)  DATE OF INITIAL PUBLIC OFFERING WAS OCTOBER 1, 1996.
(2)  DATE OF INITIAL PUBLIC OFFERING WAS JANUARY 2, 1997.
(3)  ANNUALIZED.

PURCHASING SHARES

     The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class - and has agreed to use its best efforts to sell shares of each Fund. See the PROSPECTUSES for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Income Funds, Inc. or the Distributor.


     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or the Sub-Adviser or any of the their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.


     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See INVESTMENT PLANS for purchase limitations applicable to retirement plans. Income Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that, absent any applicable fee waiver, Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.


     Selling dealers are responsible for transmitting orders promptly. Income Funds, Inc. reserves the right to reject any order for the purchase of shares of either Fund if in the opinion of management such rejection is in such Fund's best interests.

     The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. Income Funds, Inc. and the Distributor intend to operate in compliance with these rules.


     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses.

     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES in the Fund Classes' PROSPECTUSES.

     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


     The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by High-Yield Opportunities Fund from the commencement of public offering through December 31, 1997.


     Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See DETERMINING OFFERING PRICE AND NET ASSET VALUE AND PLANS UNDER RULE 12b-1 FOR THE FUND CLASSES in this PART B.

     Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses, if any, under a Fund's 12b-1 Plans.


     Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Income Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS

     The alternative purchase arrangements of Class A, Class B and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares (currently, no more than 0.25% of the average daily net assets of Class A Shares of Strategic Income Fund, pursuant to Board action) or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase.
Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class.
Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

CLASS A SHARES - DELCHESTER FUND, STRATEGIC INCOME FUND AND HIGH-YIELD OPPORTUNITIES FUND

     Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See SPECIAL PURCHASE FEATURES -- CLASS A SHARES, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.


                                                  DELCHESTER FUND
                                               STRATEGIC INCOME FUND
                                           HIGH-YIELD OPPORTUNITIES FUND
                                                   CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
                                                                                                    DEALER'S
                                                                                                 COMMISSION***
                                         FRONT-END SALES CHARGE AS % OF                              AS % OF
                                     OFFERING                      AMOUNT                           OFFERING
AMOUNT OF PURCHASE                     PRICE                     INVESTED**                           PRICE
--------------------------------------------------------------------------------------------------------------
                                                                  STRATEGIC      HIGH-YIELD
                                                  DELCHESTER       INCOME      OPPORTUNITIES
                                                     FUND           FUND            FUND
Less than $100,000                     4.75%         5.02%          4.91%           5.07%             4.00%

$100,000 but under $250,000            3.75          3.95           3.86            3.89              3.00

$250,000 but under $500,000            2.50          2.58           2.63            2.53              2.00

$500,000 but under $1,000,000*         2.00          1.97           2.11            2.03              1.60


  * There is no front-end sales charge on purchases of $1,000,000 or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

 ** Based on the net asset value per share of Class A Shares as of the end of Income Funds, Inc.'s most recent fiscal year.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

    A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").

--------------------------------------------------------------------------------

 Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

DEALER'S COMMISSION

 For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:


                                                   DEALER'S COMMISSION
                                                   (AS A PERCENTAGE OF
           AMOUNT OF PURCHASE                        AMOUNT PURCHASED)
           ------------------                        -----------------

           Up to $2 million                                1.00%
           Next $1 million up to $3 million                0.75
           Next $2 million up to $5 million                0.50
           Amount over $5 million                          0.25


 In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE in the Fund Classes' PROSPECTUSES) may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

 An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.


CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

 Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES under REDEMPTION AND EXCHANGE in the PROSPECTUSES for the Fund Classes for a list of the instances in which the CDSC is waived.

 The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                        CONTINGENT DEFERRED
                                         SALES CHARGE (AS A
                                           PERCENTAGE OF
                                           DOLLAR AMOUNT
           YEAR AFTER PURCHASE MADE      SUBJECT TO CHARGE)
           ------------------------      ------------------

                0-2                              4%
                3-4                              3%
                5                                2%
                6                                1%
                7 and thereafter                 None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See AUTOMATIC CONVERSION OF CLASS B SHARES under CLASSES OF SHARES in the Fund Classes' PROSPECTUSES. Such conversion will constitute a tax-free exchange for federal income tax purposes. See TAXES in the PROSPECTUSES for the Fund Classes.


PLANS UNDER RULE 12b-1 FOR THE FUND CLASSES

 Pursuant to Rule 12b-1 under the 1940 Act, Income Funds, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

 The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

 In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

 The maximum aggregate fee payable by a Fund under its Plans, and the Funds' Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Income Funds, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has agreed to waive the distribution fees with respect to Delchester Fund and High-Yield Opportunities Fund to the extent such fee for any day exceeds the net investment income realized by such Funds' respective Class A, Class B and Class C Shares for such day.

In addition, the Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for Class A Shares, Class B Shares and Class C Shares of High-Yield Opportunities Fund during the commencement of the public offering of the Fund through December 31, 1997.

 Although the maximum fee payable under the 12b-1 Plan relating to Delchester Fund A Class is 0.30% of average daily net assets of such class, the Board of Directors has determined that the annual fee, payable on a monthly basis, under the Plan relating to Delchester Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Delchester Fund A Class that were originally purchased prior to June 1, 1992 in Delchester I class (which was converted into what is now referred to as Class A Shares on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of Delchester I class), and (ii) the amount obtained by multiplying 0.30% by the average daily net assets represented by all other Delchester Fund A Class shares. While this is the method to be used to calculate the 12b-1 fees to be paid by Delchester Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of Delchester Fund A Class, regardless of whether they originally purchased or received shares in Delchester I class, or in one of the other classes that is now known as Class A Shares, will bear 12b-1 expenses at the same rate. In addition, pursuant to Board action, the maximum aggregate fee payable by Class A Shares of Strategic Income Fund is 0.25%. While this describes the current basis for calculating the fees which will be payable under the Delchester Fund A Class' and Strategic Income Fund A Class' Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.


 All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

 From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

 The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Income Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Income Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.


 Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B of the same Fund.
Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Income Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Income Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


     For the fiscal year ended July 31, 1997, payments from Class A Shares, Class B Shares and Class C Shares of Delchester Fund amounted to $2,559,303, $2,230,146 and $121,277, respectively. Such amounts were used for the following purposes:

                                   DELCHESTER     DELCHESTER     DELCHESTER
                                      FUND           FUND           FUND
                                     A CLASS        B CLASS        C CLASS
                                     -------        -------        -------

Advertising                            $3,049           $437              -
Annual/Semi-Annual Reports            $40,497              -              -
Broker Trails                      $2,111,970       $505,510         $7,011
Broker Sales Charges                        -       $877,021        $91,615
Dealer Service Expenses               $10,633         $2,414              -
Interest on Broker Sales Charges            -       $684,081         $4,463
Commissions to Wholesalers           $125,819        $87,012         $9,509
Promotional-Broker Meetings          $117,981        $28,153           $531
Promotional-Other                    $108,424           $127              -
Prospectus Printing                   $19,964              -              -
Telephone                              $6,651           $927            $36
Wholesaler Expenses                   $14,315        $44,464         $8,112
Other                                       -              -              -

     For the period ended July 31, 1997, payments from Class A Shares, Class B Shares and Class C Shares of Strategic Income Fund amounted to $15,465, $28,489 and $8,275, respectively. Such amounts were used for the following purposes:

                                    Strategic      Strategic      Strategic
                                     Income         Income         Income
                                      Fund           Fund           Fund
                                     A Class        B Class        C Class
                                     -------        -------        -------

Advertising                            $2,729              -              -
Annual/Semi-Annual Reports            $22,442              -              -
Broker Trails                         $11,788         $5,527              -
Broker Sales Charges                        -       $399,692         $7,278
Dealer Service Expenses               $35,572        $29,326         $3,143
Interest on Broker Sales Charges            -        $11,758           $431
Commissions to Wholesalers            $54,673        $43,563         $3,731
Promotional-Broker Meetings            $1,286           $506           $175
Promotional-Other                     $88,546              -              -
Prospectus Printing                    $9,425              -              -
Telephone                                $220           $144            $19
Wholesaler Expenses                   $91,552        $73,467        $10,210
Other                                       -              -              -

OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

    From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.


SPECIAL PURCHASE FEATURES -- CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE

    Class A Shares may be purchased without a front-end sales charge under the DIVIDEND REINVESTMENT PLAN and, under certain circumstances, the EXCHANGE PRIVILEGE and the 12-MONTH REINVESTMENT PRIVILEGE.


    Current and former officers, directors and employees of Income Funds, Inc., any other fund in the Delaware Group, the Manager, the Manager's affiliates, the Sub-Adviser or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, the Sub-Adviser or any of their affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Income Funds, Inc. may reasonably require to establish eligibility for purchase at net asset value.

    Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the Funds in the Delaware Group at net asset value.

    Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the institutional class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

    Purchases of Class A Shares of Delchester Fund at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares as a result of a change in the distribution arrangements.


    Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

    The Funds must be notified in advance that the trade qualifies for purchase at net asset value.

LETTER OF INTENTION

    The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Income Funds, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

    Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments in Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class

B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE

    In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings.


    The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION

    In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE

    Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

    Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE in the Fund Classes' PROSPECTUSES) in connection with the features described above.

GROUP INVESTMENT PLANS

    Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page _____, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see RETIREMENT PLANS FOR THE FUND CLASSES under INVESTMENT PLANS.

THE INSTITUTIONAL CLASSES

    The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

    Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT

    Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Classes of Delchester Fund and Strategic Income Fund in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund and the Fund Classes of High-Yield Opportunities Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date).
A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


    Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the PROSPECTUSES and this PART B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.


REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE GROUP FUNDS

    Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT - DIVIDEND REINVESTMENT PLAN under HOW TO BUY SHARES in the PROSPECTUSES for the Fund Classes.


    Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See APPENDIX B--CLASSES OFFERED in the Fund Classes' Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

    Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plansor 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY ELECTRONIC FUND TRANSFER

    DIRECT DEPOSIT PURCHASE PLAN -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

    AUTOMATIC INVESTING PLAN -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


                                       *  *  *

    Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

    Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies.
Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL

    Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Income Funds, Inc. for proper instructions.

WEALTH BUILDER OPTION

    Shareholders can use the Wealth Builder Option to invest in the Fund
Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See WEALTH BUILDER OPTION and REDEMPTION AND EXCHANGE in the PROSPECTUSES for the Fund Classes.

    Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' PROSPECTUSES. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


    Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See EXCHANGE PRIVILEGE for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by written notice to the fund from which exchanges are made.

    This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Delaware Group Asset Planner

    To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Group Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

    The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under INVESTING BY EXCHANGE in the PROSPECTUS. Also see BUYING CLASS A SHARES AT NET ASSET VALUE under CLASSES OF SHARES. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares
within the same class may be used within the same Strategy.   However, Class A
Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See APPENDIX B - CLASSES OFFERED in the PROSPECTUS for the funds in the Delaware Group that offer consultant class shares.

    An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

    Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

    Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES

    An investment in either Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES under REDEMPTION AND EXCHANGE in the PROSPECTUSES for the Fund Classes for a list of the instances in which the CDSC is waived.

    Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.


    Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

    Certain shareholder investment services available to non-retirement plan
shareholders may not be available to retirement plan shareholders.   Certain
retirement plans may qualify to purchase shares of the Institutional Classes. See THE INSTITUTIONAL CLASSES, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

    IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

    Taxable distributions from the retirement plans described below may be subject to withholding.

    Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

    Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

    A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.


    An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.


    Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

    A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See PURCHASING SHARES for information on reduced front-end sales charges applicable to Class A Shares.

    Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See ALTERNATIVE PURCHASE ARRANGEMENTS - CLASS B SHARES and CLASS C SHARES under CLASSES OF SHARES, CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES under CLASSES OF SHARES, and WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES under REDEMPTION AND EXCHANGE in the Fund Classes' PROSPECTUSES concerning the applicability of a CDSC upon redemption.

    Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


    See APPENDIX A -- IRA INFORMATION for additional IRA information.


SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

    A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.


SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

    Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees . An employer may elect to make additional contributionsto such existing plans.


PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN

    Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")

    Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")

    Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.


SIMPLE  IRA

    A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)

     A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

    Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.


    The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

    An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this PART B.

    Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

    Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Income Funds, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each Class of a Fund, the dividends paid to each Class of the Fund may vary. The net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND REPURCHASE

    Any shareholder may require a Fund to redeem shares by sending a WRITTEN REQUEST, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


    In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined.
See DETERMINING OFFERING PRICE AND NET ASSET VALUE. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


    Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

    Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE under REDEMPTION AND EXCHANGE in the PROSPECTUSES for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES under CLASSES OF SHARES in the PROSPECTUSES for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Funds' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

    Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in DETERMINING OFFERING PRICE AND NET ASSET VALUE. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Income Funds, Inc. has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

SMALL ACCOUNTS

     Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant PROSPECTUS, has remained below the minimum amounts required by the Fund's PROSPECTUSES and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See THE CONDITIONS OF YOUR PURCHASE under HOW TO BUY SHARES in the PROSPECTUSES. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

     Effective November 29, 1995, the minimum initial investment in Delchester Fund A Class was increased from $250 to $1,000. Class A accounts of Delchester Fund that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum nor subject to involuntary redemption.

                                  *     *     *

     Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

EXPEDITED TELEPHONE REDEMPTIONS

     Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

     In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund BEFORE the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares.
If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

2. PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the PAYMENT BY WIRE option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

     REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

     To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

     If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

     Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

SYSTEMATIC WITHDRAWAL PLANS

     Shareholders of Class A, Class B and Class C Shares of Delchester Fund and Strategic Income Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares of Delchester Fund and Strategic Income Fund through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge.
Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES and WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES under REDEMPTION AND EXCHANGE in the PROSPECTUSES for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     The Systematic Withdrawal Plan is not available for the Institutional Classes or currently any of the Fund Classes of High-Yield Opportunities Fund.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     Each Fund declare a dividend to shareholders of each Class of the respective Fund's shares from net investment income on a daily basis. Dividends are declared each day the respective Fund is open and paid monthly. Net investment income earned on days when the respective Fund is not open will be declared as a dividend on the next business day. Purchases of shares of the respective Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the respective Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the respective Fund. Income Funds, Inc. reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Any distributions from net realized securities profits will be made twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code. Such distributions will be reinvested in shares, unless the shareholders of the Fund Classes elect to receive them in cash. The Funds will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

TAXES

     It is each Fund's policy to pay out substantially all net investment income and net realized gains to relieve each Fund of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. Delchester Fund has met these requirements in previous years, and Delchester Fund and Strategic Income Fund intend to meet the requirements this year. High-Yield Opportunities Fund intends to meet these requirements when it commences operations. The Funds also intend to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

     The Funds have no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Funds intend to offset realized securities profits to the extent of the capital losses carried forward. Delchester Fund had an accumulated capital loss carryforward of approximately $191,345,000 at July 31, 1997 which for federal income tax purposes may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1998--$10,862,000, 1999--$89,261,000, 2002--
$3,628,000 and 2003--$87,594,000.

     Distributions of net investment income and short-term realized securities profits are taxable as ordinary income to shareholders. Since the major portion of Delchester Fund's and High-Yield Opportunities Fund's investment income is derived from interest rather than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. It is expected that either none or a nominal portion of Strategic Income Fund's dividends will be eligible for the dividends-received deduction. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, for federal income tax purposes, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Long-term capital gains distributions are not eligible for the dividends-received exclusion. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. Shares of the Funds are exempt from Pennsylvania county personal property taxes.

     Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. Delchester Fund's portfolio securities had an unrealized net appreciation for tax purposes of $50,288,920 as of July 31, 1997.

INVESTMENT MANAGEMENT AGREEMENTS

     The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Income Funds, Inc.'s Board of Directors.

     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On July 31, 1997, the Manager and its affiliates in the Delaware Group, including the Sub-Adviser, were managing in the aggregate more than $39 billion in assets in various institutional or separately managed (approximately $23,844,101,000) and investment company (approximately $15,869,009,000) accounts.

     The Investment Management Agreement for Delchester Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for Strategic Income Fund is dated September 30, 1996 and was approved by the initial shareholder on September 30, 1996. The Investment Management Agreement for High-Yield Opportunities Fund is dated December 27, 1996 and was approved by the initial shareholder on December 27, 1996. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Income Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Income Funds, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

     The annual compensation paid by Delchester Fund for investment management services is equal to 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% of the next $250 million and 0.55% of the average daily net assets in excess of $750 million, less Delchester Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Income Funds, Inc. On July 31, 1997, the total net assets of Delchester Fund were $1,366,985,570. The Manager makes all investment decisions which are implemented by Delchester Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Income Funds, Inc. Investment management fees paid by Delchester Fund during the past three fiscal years were $6,469,140 for 1995, $6,921,586 for 1996 and $7,362,089 for 1997.

     The annual compensation paid by Strategic Income Fund for investment management services is equal to 0.65% on the first $500 million of the Fund's average daily net assets, 0.625% of the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. On July 31, 1997, the total net assets of Strategic Income Fund were $21,371,068. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Income Funds, Inc. Investment management fees incurred by Strategic Income Fund for the period October 1, 1996 (date of initial public offering) through July 31, 1997 were $73,164 and because $73,164 was waived in connection with the voluntary waiver of fees, no fees were paid to the Manager.

     Subject to the overall supervision of the Manager, the Sub-Adviser manages the international sector of Strategic Income Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-third of the investment management fees paid to the Manager under the terms of the Investment Management Agreement.

     The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through December 31, 1997.

     The annual compensation paid by High-Yield Opportunities Fund for investment management services is equal to 0.65% on the first $500 million of the Fund's average daily net assets, 0.625% of the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. On July 31, 1997, the total net assets of High-Yield Opportunities Fund were $9,319,622. The Manager makes all investment decisions which are implemented by High-Yield Opportunities Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Income Funds, Inc. Investment management fees incurred by High-Yield Opportunities Fund for the period January 2, 1997 (date of initial public offering) through July 31, 1997 were $30,869 and $6,031 was paid and $24,838 was waived in connection with the voluntary waiver of fees by the Manager.

     The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by High-Yield Opportunities Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through December 31, 1997.

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios for Class A Shares, Class B Shares and Class C Shares reflect the impact of their respective 12b-1 Plans.

     The ratios of expenses to average daily net assets for the fiscal year ended July 31, 1997 for each Class of Delchester Fund and the period ended July 31, 1997 for each Class of Strategic Income Fund and Class A and Institutional Class of High-Yield Opportunities Fund were as follows:

                                                                                     Institutional
                                Class A Shares       Class B Shares    Class C Shares    Class
                                --------------       --------------    -------------- ------------
Delchester Fund                   1.04%                1.79%             1.79%           0.79%
Strategic Income Fund (1)         1.00%                1.75%             1.75%           0.75%
High-Yield Opportunities Fund (2) 0.75%                N/A               N/A             0.75%

(1) Date of initial public offering was October 1, 1996.
(2) Date of initial public offering was January 2, 1997.


DISTRIBUTION AND SERVICE

     The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under a Distribution Agreement dated as of April 3, 1995, as amended on November 29, 1995 for Delchester Fund, under a separate Distribution Agreement dated as of September 30, 1996 for Strategic Income Fund and under a separate Distribution Agreement dated as of December 27, 1996 for High-Yield Opportunities Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such class. The

Distributor has elected voluntarily to waive payments under the 12b-1 Plans for Class A Shares, Class B Shares and Class C Shares of High-Yield Opportunities Fund during the commencement of the public offering of the Fund through December 31, 1997.

     Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of Delchester Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of December 27, 1996. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

     The business and affairs of Income Funds, Inc. are managed under the direction of its Board of Directors.

     Certain officers and directors of Income Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. On August 31, 1997, Income Funds, Inc.'s officers and directors owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Delchester Fund, Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Strategic Income Fund, and Institutional Class shares of High-Yield Opportunities Fund. As of the same date, Income Funds, Inc.'s officers and directors owned 99.02% of the outstanding shares of Class A Shares of High-Yield Opportunities Fund.

     As of August 31, 1997, management believes the following accounts held 5% or more of the outstanding shares of a Class of shares of Delchester Fund:

Class             Name and Address of Account           Share Amount Percentage
-----             ---------------------------           ------------ ----------
Delchester Fund   Merrill Lynch, Pierce, Fenner & Smith
Class B           Mutual Fund Operations
                  Attention Fund Administration
                  4800 Deer Lake Dr East 3rd Floor
                  Jacksonville, FL  32246                 4,017,231      9.43%

Delchester Fund   Merrill Lynch, Pierce, Fenner & Smith
C Class           Mutual Fund Operations
                  Attention Fund Administration
                  4800 Deer Lake Dr. East, 3rd Floor
                  Jacksonville, FL  32246                   597,969     18.30%

Delchester Fund   Nationwide Life Insurance Co.
Institutional     c/o IPO Portfolio Accounting
Class             P.O. Box 182029
                  Columbus, OH  43218                     2,064,656     31.89%


                  Bear Stearns
                  FBO Raymond G. Perelman
                  Charitable Remainder Unitrust
                  One Metrotech Center North
                  Brooklyn, NY  11201                     1,670,675     25.80%

Class            Name and Address of Account            Share Amount  Percentage
-----            ---------------------------            ------------  ----------
Delchester Fund  Delaware Management Company
Institutional    Employee Profit Sharing Trust
Class            c/o Rick Seidel
                 1818 Market Street
                 Philadelphia, PA  19103                   776,558      11.99%

                 Ogden Financial Services Inc.
                 Attention George Warren
                 3411 Silverside Road
                 103 Springer Building
                 Wilmington, DE  19810                     632,864       9.77%


     As of August 31, 1997, management believes the following accounts held 5% or more of the outstanding shares of a Class of shares of Strategic Income Fund:


Class            Name and Address of Account             Share Amount Percentage
-----            ---------------------------             ------------ ----------
Strategic Income Merrill Lynch, Inc.
Fund B Class     Mutual Fund Operations
                 P.O. Box 41621
                 Jacksonville, FL  32203                   103,233       7.28%

Strategic Income Merrill Lynch, Inc.
Fund C Class     Mutual Funds Operations
                 P.O. Box 41621
                 Jacksonville, FL 32203                    172,631      46.65%

                 Advest, Inc.
                 90 State House Square
                 Hartford, CT 06103                         20,388       5.51%

Strategic Income Chicago Trust Company
Fund             FBO Lincoln National Corporation
Institutional    Employees Retirement Trust
Class            1000 N. Water Street TR 14
                 Milwaukee, WI  53202                      583,648      96.93%

     As of August 31, 1997, management believes the following accounts held 5% or more of the outstanding shares of a Class of shares of High-Yield Opportunities Fund:

Class            Name and Address of Account             Share Amount Percentage
-----            ---------------------------             ------------ ----------

High-Yield          Wayne A. Stork
Opportunities       5727 Twin Silo Road
Fund A Class        Doylestown, PA 18901                   924,100     91.36%

Class               Name and Address of Account          Share Amount Percentage
-----               ---------------------------          ------------ ----------

                    DMTC Custodian for
                    Richard G. Unruh
                    164 Rose Lane
                    Haverford, PA 19041                         75,625     7.47%

High-Yield          Chicago Trust Company
Opportunities Fund  FBO Lincoln National Corp
Institutional Class Employee Retirement Plan
                    c/o Marshall & Ilsley Trust Company
                    P.O. Box 2977
                    Milwaukee, WI 53201                        561,517    99.99%

     DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between Delchester Fund and the Manager was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     Certain officers and directors of Income Funds, Inc. hold identical
positions in each of the other funds in the Delaware Group.   Directors and
principal officers of Income Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*WAYNE A. STORK (60)
     CHAIRMAN, PRESIDENT, CHIEF EXECUTIVE OFFICER, DIRECTOR AND/OR TRUSTEE of Income Funds, Inc., 32 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.

     CHAIRMAN, PRESIDENT, CHIEF EXECUTIVE OFFICER, CHIEF INVESTMENT OFFICER AND DIRECTOR of Delaware Management Company, Inc.

     CHAIRMAN AND DIRECTOR of Delaware Distributors, Inc. and Delaware Capital Management, Inc.

     CHAIRMAN, CHIEF EXECUTIVE OFFICER AND DIRECTOR of Delaware International Advisers Ltd.

     DIRECTOR of Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.

     During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

-------------------
* Director affiliated with Income Funds, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

RICHARD G. UNRUH, JR. (57)
     EXECUTIVE VICE PRESIDENT of Income Funds, Inc., each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
     EXECUTIVE VICE PRESIDENT AND DIRECTOR of Delaware Management Company, Inc. DIRECTOR of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

PAUL E. SUCKOW (50)
     EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER, FIXED INCOME of Income
         Funds, Inc., each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
     EXECUTIVE VICE PRESIDENT AND DIRECTOR of Founders Holdings, Inc.
     EXECUTIVE VICE PRESIDENT of Delaware Capital Management, Inc.
     DIRECTOR of Founders CBO Corporation.
     DIRECTOR of HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

WALTER P. BABICH (69)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and each of the other 32 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
     BOARD CHAIRMAN, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

ANTHONY D. KNERR (58)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and each of the other 32 investment companies in the Delaware Group.
        500 Fifth Avenue, New York, NY  10110.
     FOUNDER AND MANAGING DIRECTOR, Anthony Knerr & Associates.
        From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

ANN R. LEVEN (56)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and each of the other 32 investment companies in the Delaware Group.
        785 Park Avenue, New York, NY  10021.
     TREASURER, National Gallery of Art.
        From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. THACHER LONGSTRETH (76)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and each of the other 32 investment companies in the Delaware Group.
     City Hall, Philadelphia, PA  19107.
     PHILADELPHIA CITY COUNCILMAN.

THOMAS F. MADISON (61)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and each of the other 32 investment companies in the Delaware Group.
     PRESIDENT AND CHIEF EXECUTIVE OFFICER, MLM Partners, Inc.
     200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
     Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* JEFFREY J. NICK (44)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and 32 other investment companies in the Delaware Group.
     PRESIDENT, CHIEF EXECUTIVE OFFICER AND DIRECTOR of Lincoln National
         Investment Companies, Inc. From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

CHARLES E. PECK (71)
     DIRECTOR AND/OR TRUSTEE of Income Funds, Inc. and each of the other 32 investment companies in the Delaware Group.
     P.O. Box 1102, Columbia, MD  21044.
     SECRETARY/TREASURER, Enterprise Homes, Inc.
     From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

DAVID K. DOWNES (57)
     EXECUTIVE VICE PRESIDENT/CHIEF OPERATING OFFICER/CHIEF FINANCIAL OFFICER of
         Income Funds, Inc., each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
     EXECUTIVE VICE PRESIDENT, CHIEF OPERATING OFFICER, CHIEF FINANCIAL OFFICER AND DIRECTOR of Delaware Management Company, Inc., DMH Corp., Delaware
         Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     PRESIDENT/CHIEF EXECUTIVE OFFICER/CHIEF FINANCIAL OFFICER AND DIRECTOR of
         Delaware Service Company, Inc.
     CHAIRMAN, CHIEF EXECUTIVE OFFICER AND DIRECTOR of Delaware Management Trust
         Company and Delaware Investment & Retirement Services, Inc.
     DIRECTOR of Delaware International Advisers Ltd.
     Before joining the Delaware Group in 1992, Mr. Downes was Chief Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

______________________
* Director affiliated with Income Funds, Inc. investment manager and considered an "interested person" as defined in the 1940 Act.

GEORGE M. CHAMBERLAIN, JR. (50)
     SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL of Income Funds,
        Inc., each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
     SENIOR VICE PRESIDENT, SECRETARY, GENERAL COUNSEL AND DIRECTOR of DMH
        Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
     EXECUTIVE VICE PRESIDENT, SECRETARY, GENERAL COUNSEL AND DIRECTOR of
        Delaware Management Trust Company.
     SECRETARY AND DIRECTOR of Delaware International Holdings Ltd.
     DIRECTOR of Delaware International Advisers Ltd.
     ATTORNEY.
     During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

PAUL A. MATLACK (37)
     VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Income Funds, Inc., of 11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
     PRESIDENT AND DIRECTOR of Founders CBO Corporation.
     VICE PRESIDENT of Founders Holdings, Inc.
     During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

GERALD T. NICHOLS (38)
     VICE PRESIDENT/SENIOR PORTFOLIO MANAGER of Income Funds, Inc., of 11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
     VICE PRESIDENT of Founders Holdings, Inc.
     ASSISTANT SECRETARY, TREASURER AND DIRECTOR of Founders CBO Corporation.
        During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

BABAK ZENOUZI (33)
     VICE PRESIDENT/PORTFOLIO MANAGER of Income Funds, Inc. and 10 other investment companies in the Delaware Group.
     VICE PRESIDENT/ASSISTANT PORTFOLIO MANAGER of Delaware Investment Advisers. During the past five years, Mr. Zenouzi has served in various capacities at different times within the Delaware organization.

PAUL GRILLO (38)
     VICE PRESIDENT/PORTFOLIO MANAGER of Income Funds, Inc. and of 11 other investment companies in the Delaware Group.
     During the past five years, Mr. Grillo has served in various capacities at different times within the Delaware organization.

JOSEPH H. HASTINGS (47)
     SENIOR VICE PRESIDENT/CORPORATE CONTROLLER of Income Funds, Inc., each of the other 32 investment companies in the Delaware Group and Founders Holdings, Inc.
     SENIOR VICE PRESIDENT/CORPORATE CONTROLLER AND TREASURER of Delaware
         Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.and Delaware International Holdings Ltd.
     CHIEF FINANCIAL OFFICER/TREASURER of Delaware Investment & Retirement
         Services, Inc.
     EXECUTIVE VICE PRESIDENT/CHIEF FINANCIAL OFFICER/TREASURER of Delaware
         Management Trust Company.
     SENIOR VICE PRESIDENT/ASSISTANT TREASURER of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
     During the past five years, Mr. Hastings has served in various capacities at different times within the Delaware organization.

MICHAEL P. BISHOF (35)
     SENIOR VICE PRESIDENT/TREASURER of Income Funds, Inc., each of the other 32 investment companies in the Delaware Group, Delaware Distributors, Inc.and Founders Holdings, Inc.
     SENIOR VICE PRESIDENT/INVESTMENT ACCOUNTING of Delaware Management Company,
        Inc. and Delaware Service Company, Inc.
     SENIOR VICE PRESIDENT AND TREASURER/MANAGER OF INVESTMENT ACCOUNTING of
        Delaware Distributors, L.P.
     SENIOR VICE PRESIDENT AND MANAGER OF INVESTMENT ACCOUNTING of Delaware
        International Holdings Ltd.
     ASSISTANT TREASURER of Founders CBO Corporation.
        Before joining the Delaware Group in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Income Funds, Inc. and the total compensation received from all Delaware Group funds for the fiscal year ended July 31, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of July 31, 1997.


                                         PENSION OR
                                         RETIREMENT                     TOTAL
                                          BENEFITS                  COMPENSATION
                                          ACCRUED      ESTIMATED     FROM ALL 33
                                          AS PART       ANNUAL        DELAWARE
                         AGGREGATE       OF INCOME     BENEFITS         GROUP
                     COMPENSATION FROM   FUNDS, INC.     UPON         INVESTMENT
NAME                 INCOME FUNDS, INC.   EXPENSES    RETIREMENT*      COMPANIES

W. Thacher Longstreth      $4,412          None          $38,000       $53,598
Ann R. Leven               $4,942          None          $38,000       $58,557
Walter P. Babich           $4,835          None          $38,000       $57,557
Anthony D. Knerr           $4,835          None          $38,000       $57,557
Charles E. Peck            $4,313          None          $38,000       $50,412
Thomas F. Madison**        $1,032          None          $38,000       $15,123

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of July 31, 1997, he or she would be entitled to annual payments totaling $38,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

** Thomas F. Madison joined Income Funds, Inc.'s Board of Directors on April 30, 1997.

EXCHANGE PRIVILEGE

     The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

     An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

     In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

TELEPHONE EXCHANGE PRIVILEGE

     Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

     Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See DETERMINING OFFERING PRICE AND NET ASSET VALUE. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

     As described in the Funds' PROSPECTUSES, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

RIGHT TO REFUSE TIMING ACCOUNTS

     With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

RESTRICTIONS ON TIMED EXCHANGES

     Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                  *     *     *

     Following is a summary of the investment objectives of the other Delaware Group funds:

     DELAWARE FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. DEVON FUND seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

     TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

     SMALL CAP VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

     DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

     DECATUR INCOME FUND seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. DECATUR TOTAL RETURN FUND seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

     U.S. GOVERNMENT FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. GOVERNMENT MONEY FUND seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

     DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

     TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

     TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

     TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

     INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

       U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. OVERSEAS EQUITY FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

     DELAWARE GROUP PREMIUM FUND, INC. offers 15 funds available exclusively as
funding vehicles for certain insurance company separate accounts.   DECATUR
TOTAL RETURN SERIES seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. DELCHESTER SERIES seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. CASH RESERVE SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELCAP SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. VALUE SERIES seeks capital appreciation by investing in small-to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. TREND SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential
for capital appreciation.   STRATEGIC INCOME SERIES seeks high current income
and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. DEVON SERIES seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. EMERGING MARKETS SERIES seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current
income by investing primarily in convertible securities.   QUANTUM SERIES seeks
to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

     DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.


     DELAWARE-VOYAGEUR TAX-FREE ARIZONA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE MINNESOTA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE FLORIDA INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE FLORIDA FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE KANSAS FUND seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE MISSOURI INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NEW MEXICO FUND seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE OREGON INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE UTAH FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WASHINGTON INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE FLORIDA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     DELAWARE-VOYAGEUR TAX-FREE ARIZONA FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income
tax, consistent with the preservation of capital.   DELAWARE-VOYAGEUR TAX-FREE
CALIFORNIA FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IOWA FUND seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IDAHO FUND seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. NATIONAL HIGH YIELD MUNICIPAL FUND seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. DELAWARE-VOYAGEUR TAX-FREE NEW YORK FUND seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WISCONSIN FUND seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE COLORADO FUND seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     AGGRESSIVE GROWTH FUND seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. GROWTH STOCK FUND has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. TAX-EFFICIENT EQUITY FUND seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

     DELAWARE-VOYAGEUR TAX-FREE MINNESOTA FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NORTH DAKOTA FUND seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

     For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

     Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

     The Manager is the investment manager of the Funds. The Manager and the Sub-Adviser also provide investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.


     The Manager, or the Sub-Adviser also manages the investment options for Delaware Medallion-SM- III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See DELAWARE GROUP PREMIUM FUND, INC., above.


     Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, the Sub-Adviser or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures:
(1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.


     The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for Delchester Fund. The Distributor ("DDLP") (for all periods after January 3, 1995) and, in its capacity as such for Delchester Fund, DDI, prior to January 3, 1995, received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                          DELCHESTER FUND A CLASS

                                                   TOTAL
                                  AMOUNT OF       AMOUNTS            NET
                                UNDERWRITING     REALLOWED       COMMISSION
    FISCAL YEAR ENDED           COMMISSION      TO DEALERS     TO DISTRIBUTOR
    -----------------           ------------    ----------     --------------

    July 31, 1997                $2,938,512     $2,431,253        $507,259
    July 31, 1996                 3,186,228      2,659,208         527,020
    July 31, 1995                 5,089,170      4,248,856         840,314

                       STRATEGIC INCOME FUND A CLASS

                                             TOTAL
                       AMOUNT OF            AMOUNTS           NET
                      UNDERWRITING         REALLOWED      COMMISSION
FISCAL YEAR ENDED     COMMISSION           TO DEALERS    TO DISTRIBUTOR

 July 31, 1997 (1)     $281,015             $266,705        $14,310

(1) Date of initial public offering was October 1, 1996.

                   HIGH-YIELD OPPORTUNITIES FUND A CLASS

                                             TOTAL
                       AMOUNT OF            AMOUNTS           NET
                      UNDERWRITING         REALLOWED      COMMISSION
FISCAL YEAR ENDED     COMMISSION           TO DEALERS    TO DISTRIBUTOR

July 31, 1997 (1)        $-0-                $-0-             $-0-

(1) Date of initial public offering was January 2, 1997.

    The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Delchester Fund A Class as follows:

            FISCAL YEAR ENDED    LIMITED CDSC PAYMENTS

            July 31, 1997               $ 563
            July 31, 1996               2,090
            July 31, 1995                 966

     The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Delchester Fund B Class as follows:

            FISCAL YEAR ENDED         CDSC PAYMENTS

            July 31, 1997               $596,397
            July 31, 1996                407,317
            July 31, 1995                184,351

     The Distributor received CDSC payments with respect to Delchester Fund C Class as follows:

            FISCAL YEAR ENDED  CDSC PAYMENTS

            July 31, 1997        $9,434
            July 31, 1996 (1)       502



                                       -85

(1)  Date of initial public offering was November 29, 1995.

     The Distributor received Limited CDSC payments with respect to Strategic Income Fund A Class as follows:

            FISCAL YEAR ENDED        LIMITED CDSC PAYMENTS

            July 31, 1997 (1)                $-0-

(1)  Date of initial public offering was October 1, 1996.

     The Distributor received CDSC payments with respect to Strategic Income Fund B Class as follows:

            FISCAL YEAR ENDED             CDSC PAYMENTS

            July 31, 1997 (1)                $2,376

(1)  Date of initial public offering was October 1, 1996.

     The Distributor received CDSC payments with respect to Strategic Income Fund C Class as follows:

            FISCAL YEAR ENDED             CDSC PAYMENTS

            July 31, 1997 (1)                  $384

(1)  Date of initial public offering was October 1, 1996.

     The Distributor received Limited CDSC payments with respect to High-Yield Opportunities Fund A Class as follows:

            FISCAL YEAR ENDED           LIMITED CDSC PAYMENTS

            July 31, 1997 (1)                   $-0-

(1)  Date of initial public offering was January 2, 1997.

     Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for Income Funds, Inc. and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge, in each case, of $11.00 plus, in each case, transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services.
Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

     The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Income Funds, Inc.'s advisory relationships with the Manager or their distribution relationships with the Distributor, the Manager and its affiliates could cause Income Funds, Inc. to delete the words "Delaware Group" from Income Funds, Inc.'s name.

     The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of Delchester Fund's and High-Yield Opportunities Fund's securities and cash. Bankers Trust Company ("Bankers"), One Bankers Trust Plaza, New York, NY 10006, is custodian of Strategic Income Fund's securities and cash. As custodian for a Fund, Chase or, as relevant, Bankers maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

     The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Income Funds, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.




CAPITALIZATION

     Income Funds, Inc. has a present authorized capitalization of one billion shares of capital stock with a $1.00 par value per share. Five hundred million shares have been allocated to the Delchester Fund series of shares, two hundred million shares have been allocated to the Strategic Income Fund series of shares, and two hundred million shares have been allocated to the High-Yield Opportunities Fund series. Each Fund offers four classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that shares of a Fund's Institutional Class may not vote on matters affecting the Fund's Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. The Board of Directors of Income Funds, Inc. has allocated three hundred fifty million shares to Delchester Fund A Class, and fifty million shares each to Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class; one hundred million shares to Strategic Income Fund A Class, twenty-five million shares each to Strategic Income Fund B Class and Strategic Income Fund C Class and fifty million shares to Strategic Income Fund Institutional Class; and one hundred million shares to High-Yield Opportunities Fund A Class, twenty-five million shares each to High-Yield Opportunities Fund B Class and High-Yield Opportunities Fund C Class and fifty million shares to High-Yield Opportunities Fund Institutional Class.

     All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

     Until May 31, 1992, Delchester Fund offered shares of two retail classes, Delchester I class and Delchester II class (now, Class A Shares of Delchester
Fund). Delchester I class shares were offered with a higher sales charge than that applicable to Delchester II class, but without the imposition of a Rule 12b-1 fee. Effective June 1, 1992, following shareholder approval of a Plan of Recapitalization on May 8, 1992, shareholders of Delchester I class had their shares converted into shares of Delchester II class and became subject to that class' Rule 12b-1 charges. Effective at the same time, following approval by shareholders, the name of Delchester II class was changed to Delchester Fund class. Effective May 2, 1994, Delchester Fund class became known as Delchester Fund A Class and Delchester Fund (Institutional) class became known as Delchester Fund Institutional Class.

     Until September 30, 1996, Income Funds, Inc. operated as Delaware Group Delchester High-Yield Bond Fund, Inc., and offered one series of shares, the Delchester Fund series. Beginning September 30, 1996, Income Funds, Inc. began offering Strategic Income Fund series and beginning December 27, 1996 began offering the High-Yield Opportunities Fund series.

NONCUMULATIVE VOTING

     INCOME FUNDS, INC.'S SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF INCOME FUNDS, INC. VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.

     THIS PART B DOES NOT INCLUDE ALL OF THE INFORMATION CONTAINED IN THE REGISTRATION STATEMENT WHICH IS ON FILE WITH THE SEC.

APPENDIX A--IRA INFORMATION

     An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

     Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

     As illustrated in the following tables, maintaining an IRA remains a valuable opportunity.

     For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

     Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, like the Funds, your bottom line at retirement could be lower--it could also be much higher.

$2,000 INVESTED ANNUALLY ASSUMING A 10% ANNUALIZED RETURN

     15% Tax Bracket                        Single -- $0 - $24,650
                                            Joint  -- $0 - $41,200


                                                  HOW MUCH
               CUMULATIVE      HOW MUCH           YOU HAVE
    END OF     INVESTMENT      YOU HAVE           WITH FULL
     YEAR       AMOUNT        WITHOUT IRA       IRA DEDUCTION
      1         $ 2,000        $ 1,844             $ 2,200
      5          10,000          10,929             13,431
     10          20,000          27,363             35,062
     15          30,000          52,074             69,899
     20          40,000          89,231            126,005
     25          50,000         145,103            216,364
     30          60,000         229,114            361,887
     35          70,000         355,438            596,254
     40          80,000         545,386            973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less
15%)]

     28% Tax Bracket           Single -- $24,651 - $59,750
                               Joint  -- $41,201 - $99,600

                               HOW MUCH                 HOW MUCH YOU HAVE
              CUMULATIVE       YOU HAVE                   WITH FULL IRA
     END OF   INVESTMENT       WITHOUT                 NO
     YEAR      AMOUNT            IRA                DEDUCTION      DEDUCTION

      1       $ 2,000          $ 1,544              $ 1,584         $ 2,200
      5        10,000            8,913                9,670          13,431
     10        20,000           21,531               25,245          35,062
     15        30,000           39,394               50,328          69,899
     20        40,000           64,683               90,724         126,005
     25        50,000          100,485              155,782         216,364
     30        60,000          151,171              260,559         361,887
     35        70,000          222,927              429,303         596,254
     40        80,000          324,512              701,067         973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less
28%)]

[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]

     31% Tax Bracket               Single  -- $59,751 - $124,650
                                    Joint  -- $99,601 - $151,750

                               HOW MUCH                 HOW MUCH YOU HAVE
              CUMULATIVE       YOU HAVE                   WITH FULL IRA
     END OF   INVESTMENT       WITHOUT                 NO
     YEAR      AMOUNT            IRA                DEDUCTION      DEDUCTION

      1       $ 2,000         $ 1,475               $ 1,518        $ 2,200
      5        10,000           8,467                 9,268         13,431
     10        20,000          20,286                24,193         35,062
     15        30,000          36,787                48,231         69,899
     20        40,000          59,821                86,943        126,005
     25        50,000          91,978               149,291        216,364
     30        60,000         136,868               249,702        361,887
     35        70,000         199,536               411,415        596,254
     40        80,000         287,021               671,855        973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less
31%)]
[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


     36% Tax Bracket*       Single --  $124,651 - $271,050
                            Joint  --  $151,751 - $271,050

                            HOW MUCH                 HOW MUCH YOU HAVE
              CUMULATIVE    YOU HAVE                   WITH FULL IRA
     END OF   INVESTMENT    WITHOUT                NO
     YEAR      AMOUNT        IRA                DEDUCTION      DEDUCTION


      1        $ 2,000      $ 1,362             $ 1,408         $ 2,200
      5         10,000        7,739               8,596          13,431
     10         20,000       18,292              22,440          35,062
     15         30,000       32,683              44,736          69,899
     20         40,000       52,308              80,643         126,005
     25         50,000       79,069             138,473         216,364
     30         60,000      115,562             231,608         361,887
     35         70,000      165,327             381,602         596,254
     40         80,000      233,190             623,170         973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less
36%)]
[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

     39.6% Tax Bracket*                   Single -- over $271,050
                                          Joint  -- over $271,050

                            HOW MUCH                 HOW MUCH YOU HAVE
              CUMULATIVE    YOU HAVE                   WITH FULL IRA
     END OF   INVESTMENT    WITHOUT                NO
     YEAR      AMOUNT        IRA                DEDUCTION      DEDUCTION

      1        $ 2,000      $ 1,281            $ 1,329           $ 2,200
      5         10,000        7,227              8,112            13,431
     10         20,000       16,916             21,178            35,062
     15         30,000       29,907             42,219            69,899
     20         40,000       47,324             76,107           126,005
     25         50,000       70,677            130,684           216,364
     30         60,000      101,986            218,580           361,887
     35         70,000      143,965            360,137           596,254
     40         80,000      200,249            588,117           973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)]
[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]

____________________

* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

$2,000 SINGLE INVESTMENT AT A RETURN OF 10%
                 COMPOUNDED MONTHLY



              TAXABLE--   TAXABLE--    TAXABLE--   TAXABLE--    TAXABLE--   TAX
YEARS         39.6%*      36%*         31%         28%          15%         DEFERRED
-----         ------      ----         ---         ---          ---         --------
 10           $ 3,653     $ 3,787      $ 3,980     $ 4,100      $ 4,665     $ 5,414
 15             4,938       5,210        5,614       5,870        7,125       8,908
 20             6,673       7,169        7,918       8,405       10,882      14,656
 30            12,190      13,572       15,756      17,231       25,385      39,675
 40            22,267      25,696       31,351     35,323        59,214     107,401

$2,000 INVESTED ANNUALLY AT A RETURN OF 10%
                 COMPOUNDED MONTHLY

              TAXABLE--   TAXABLE--    TAXABLE--   TAXABLE--    TAXABLE--   TAX
YEARS         39.6%*      36%*         31%         28%          15%         DEFERRED
-----         ------      ----         ---         ---          ---         --------
 10           $ 28,276    $ 28,891     $ 29,773    $ 30,317     $ 32,819    $ 36,018
 15             50,241      51,913       54,348      55,875       63,110      72,877
 20             79,928      83,590       89,014      92,468      109,373      72,877
 30            174,276     187,150      206,891     219,878      287,948     397,466
 40            347,756     383,214      441,441     481,071      704,501    1,111,974



____________________________________

* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY

     The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                   After 5 years     $3,528 more
                    10 years         $6,113
                    20 years        $17,228
                    30 years        $47,295

     Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.
     AND IT PAYS TO SHOP AROUND. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                  8%            10%
                                  --            ---

               10 years       $ 31,828       $ 36,018
               30 years        259,288        397,466


     The statistical exhibits above are for illustration purposes only and do not reflect the actual Fund performance either in the past or in the future.

FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the independent auditors for Income Funds, Inc. and, in its capacity as such, audits the annual financial statements of each of the Funds. The Funds' STATEMENTS OF NET ASSETS, STATEMENTS OF ASSETS AND LIABILITIES, STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS and NOTES TO FINANCIAL STATEMENTS, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended July 31, 1997 are included in each Fund's ANNUAL REPORT to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the ANNUAL REPORTS into this PART B.

                                        PART C

                                  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Financial Statements:

         Part A    -    Financial Highlights

        *Part B    -    Statement of Net Assets
                        Statement of Assets and Liabilities
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Notes to Financial Statements
                        Report of Independent Auditors

         * The financial statements and Report of Independent Auditors listed above for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund are incorporated by reference into Part B from the Registrant's Annual Reports for the fiscal year ended July 31, 1997.

    (b)  Exhibits:

      (1)     ARTICLES OF INCORPORATION.

              (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

              (b) Executed Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (c) Executed Articles of Amendment (September 24, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (d) Executed Articles Supplementary (September 24, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

PART C - Other Information
(Continued)

              (e) Executed Articles Supplementary (December 27, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 3, 1997.

      (2) BY-LAWS. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

      (3)     VOTING TRUST AGREEMENT.  Inapplicable.

      (4)     COPIES OF ALL INSTRUMENTS DEFINING THE RIGHTS OF HOLDERS.

              (a) ARTICLES OF INCORPORATION, ARTICLES OF AMENDMENT AND ARTICLES SUPPLEMENTARY.



                   (i) Article Second of Articles Supplementary (June 1, 1992 and April 29, 1995), Article Fifth of Articles of Incorporation (March 4, 1983) and Article Tenth of Articles of Amendment (May 2, 1985) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                   (ii) Article Third of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                   (iii) Article Fourth of Articles Supplementary (September, 24, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (iv) Article Fourth of Articles Supplementary (December 27, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 3, 1997.

              (b)  BY-LAWS.  Article II, Article III, as amended, and
                   Article XIII, which was subsequently redesignated as
                   Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

PART C - Other Information
(Continued)

      (5)     INVESTMENT MANAGEMENT AGREEMENTS.

              (a)  Executed Investment Management Agreement (April 3,
                   1995) between Delaware Management Company, Inc. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

              (b) Executed Investment Management Agreement (September 30, 1996) between Delaware Management Company, Inc. and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (c) Executed Sub-Advisory Agreement (September 30, 1996) between Delaware Management Company, Inc. and Delaware International Advisers Ltd. with respect to Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (d) Form of Investment Management Agreement (1996) between Delaware Management Company, Inc. and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

      (6)     (a)  DISTRIBUTION AGREEMENTS.

                   (i)       Executed Distribution Agreement (April 3,
                             1995) between Delaware Distributors, L.P.
                             and the Registrant on behalf of Delchester
                             Fund incorporated into this filing by
                             reference to Post-Effective Amendment No.
                             53 filed July 17, 1996.

                   (ii) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)

                   (iii) Executed Distribution Agreement (September 30, 1996) between Delaware Distributors, L.P. and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                   (iv) Form of Distribution Agreement (1996) between Delaware Distributors, L.P. and the Registrant on behalf of High-Yield Opportunities Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (b) ADMINISTRATION AND SERVICE AGREEMENT. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

              (c) DEALER'S AGREEMENT. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

              (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

      (7)     BONUS, PROFIT SHARING, PENSION CONTRACTS.

              (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

              (b) Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

      (8)     CUSTODIAN AGREEMENTS.

              (a) Executed Custodian Agreement (May 1, 1996) between The Chase Manhattan Bank and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)

              (b) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (c) Form of Custodian Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (d) Form of Securities Lending Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (e) Form of Custodian Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (f) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

      (9)     OTHER MATERIAL CONTRACTS.

              (a) Executed Amended and Restated Shareholders Services Agreement (December 27, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 3, 1997.


              (b) Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996.

                   (i) Executed Amendment No. 4A (April 14, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                   (ii) Executed Amendment No. 6 (July 21, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

     (10) OPINION OF COUNSEL. Filed with letter relating to Rule 24f-2 on September 29, 1997.

     (11)     CONSENT OF AUDITORS.  Attached as Exhibit.

   (12-13)    Inapplicable.

     (14) MODEL PLANS. Incorporated into this filing by reference to Post-Effective Amendment No. 49 filed September 28, 1993 and Post-Effective Amendment No. 52 filed November 22, 1995.

     (15)     PLANS UNDER RULE 12b-1.

              (a) Plan under Rule 12b-1 for Delchester Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (b) Plan under Rule 12b-1 for Delchester Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (c) Plan under Rule 12b-1 for Delchester Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

              (d) Plan under Rule 12b-1 for Strategic Income Fund A Class (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (e) Plan under Rule 12b-1 for Strategic Income Fund B Class (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (f)  Plan under Rule 12b-1 for Strategic Income Fund C
                   Class
                    (September 30, 1996) incorporated into this filing
                   by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

** Relates only to A, B and C Classes of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund.

PART C - Other Information
(Continued)

              (g) Plan under Rule 12b-1 for High-Yield Opportunities Fund A Class (December 27, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (h) Plan under Rule 12b-1 for High-Yield Opportunities Fund B Class (December 27, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.


              (i) Plan under Rule 12b-1 for High-Yield Opportunities Fund C Class (December 27, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

     (16)     SCHEDULES OF COMPUTATION FOR EACH PERFORMANCE QUOTATION.

              (a) Incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995, Post-Effective Amendment No. 54 filed
                   September 27, 1996, Post-Effective Amendment No. 56 filed March 3, 1997 and Post-Effective Amendment No. 57 filed June 30, 1997.

              (b)  Schedules of Computation for each Performance
                   Quotation for periods not previously electronically filed attached as Exhibit.

    (17)      FINANCIAL DATA SCHEDULES.  Attached as Exhibit.

 ***(18)      PLAN UNDER RULE 18f-3.

              (a) Plan under Rule 18f-3 (November 29, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

              (b) Amended Appendix A (July 17, 1997) to Plan under Rule 18f-3 attached as Exhibit.

 *** Relates only to Strategic Income Fund.

PART C - Other Information
(Continued)

         (19) Other: DIRECTORS' POWER OF ATTORNEY.

              (a) Incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995 and Post-Effective Amendment No. 57 filed June 30, 1997.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         None.

Item 26. NUMBER OF HOLDERS OF SECURITIES.

         (1)                                         (2)

                                                 Number of
    Title of Class                               Record Holders
    --------------                               --------------

    Delaware Group Income Funds, Inc.'s
    Delchester Fund series:

    Delchester Fund A Class
    Common Stock Par Value                       44,112 Accounts as of
    $1.00 Per Share                              August 31, 1997

    Delchester Fund B Class
    Common Stock Par Value                       10,058 Accounts as of
    $1.00 Per Share                              August 31, 1997



    Delchester Fund C Class
    Common Stock Par Value                       747 Accounts as of
    $1.00 Per Share                              August 31, 1997

    Delchester Fund Institutional Class
    Common Stock Par Value                       35 Accounts as of
    $1.00 Per Share                              August 31, 1997

    Delaware Group Income Funds, Inc.'s
    Strategic Income Fund series:

    Strategic Income Fund A Class
    Common Stock Par Value                       531 Accounts as of
    $1.00 Per Share                              August 31, 1997

PART C - Other Information
(Continued)

         (1)                                           (2)

                                                   Number of
    Title of Class                                 Record Holders
    --------------                                 --------------

    Strategic Income Fund B Class
    Common Stock Par Value                         441 Accounts as of
    $1.00 Per Share                                August 31, 1997

    Strategic Income Fund C Class
    Common Stock Par Value                         74 Accounts as of
    $1.00 Per Share                                August 31, 1997

    Strategic Income Fund Institutional Class
    Common Stock Par Value                         9 Accounts as of
    $1.00 Per Share                                August 31, 1997

    Delaware Group Income Funds, Inc.'s
    High-Yield Opportunities Fund series:

    High-Yield Opportunities Fund A Class
    Common Stock Par Value                         10 Accounts as of
    $1.00 Per Share                                August 31, 1997

    High-Yield Opportunities Fund B Class
    Common Stock Par Value                         0 Accounts as of
    $1.00 Per Share                                August 31, 1997

    High-Yield Opportunities Fund C Class
    Common Stock Par Value                         0 Accounts as of
    $1.00 Per Share                                August 31, 1997

    High-Yield Opportunities Fund
    Institutional Class
    Common Stock Par Value                         4 Accounts as of
    $1.00 Per Share                                August 31, 1997



Item 27. INDEMNIFICATION. Incorporated into this filing by reference to Post-Effective Amendment No. 30 filed July 28, 1983 and
         Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

PART C - Other Information
(Continued)

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see
Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Wayne A. Stork          Chairman of the Board, President, Chief
                        Executive Officer, Chief Investment Officer and
                        Director of Delaware Management Company, Inc.;
                        Chairman of the Board, President, Chief
                        Executive Officer and Director of the
                        Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., DMH Corp., Delaware International
                        Holdings Ltd. and Founders Holdings, Inc.;
                        Chairman of the Board and Director of Delaware
                        Distributors, Inc. and Delaware Capital
                        Management, Inc.; Director of Delaware Service
                        Company, Inc. and Delaware Investment &
                        Retirement Services, Inc.;  and Chairman, Chief
                        Executive Officer and Director of Delaware
                        International Advisers Ltd.

Richard G. Unruh, Jr.   Executive Vice President and Director of
                        Delaware Management Company, Inc.; Executive
                        Vice President of the Registrant, each of the other funds in the Delaware Group, Delaware
                        Management Holdings, Inc. and Delaware Capital
                        Management, Inc; and Director of Delaware
                        International Advisers Ltd.

                        Board of Directors, Chairman of Finance
                        Committee, Keystone Insurance Company since
                        1989, 2040 Market Street, Philadelphia, PA;
                        Board of Directors, Chairman of Finance
                        Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow          Executive Vice President/Chief Investment
                        Officer, Fixed Income of Delaware Management
                        Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware
                        Management Holdings, Inc.; Executive Vice
                        President and Director of Founders Holdings,
                        Inc.; Executive Vice President of Delaware
                        Capital Management, Inc.; and Director of
                        Founders CBO Corporation

                        Director, HYPPCO Finance Company Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

David K. Downes         Executive Vice President, Chief Operating
                        Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp,
                        Delaware Distributors, Inc., Founders Holdings,
                        Inc. and Delaware International Holdings Ltd.;
                        Executive Vice President, Chief Operating
                        Officer and Chief Financial Officer of the
                        Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., Founders CBO Corporation, Delaware
                        Capital Management, Inc. and Delaware
                        Distributors, L.P.;  President, Chief Executive
                        Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.; Chairman,
                        Chief Executive Officer and Director of
                        Delaware Investment & Retirement Services,
                        Inc.; Chairman and Director of Delaware
                        Management Trust Company; and Director of
                        Delaware International Advisers Ltd.

                        Chief Executive Officer and Director of
                        Forewarn, Inc. since 1993, 8 Clayton Place,
                        Newtown Square, PA

George M.               Senior Vice President, General Counsel,
Chamberlain, Jr.        Secretary and Director of Delaware Management
                        Company, Inc., DMH Corp., Delaware
                        Distributors, Inc., Delaware Service Company,
                        Inc., Founders Holdings, Inc., Delaware Capital
                        Management, Inc. and Delaware Investment &
                        Retirement Services, Inc.; Senior Vice
                        President, Secretary and General Counsel of the
                        Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                        Delaware Management Holdings, Inc.; Executive
                        Vice President, Secretary, General Counsel and
                        Director of Delaware Management Trust Company;
                        Secretary and Director of Delaware
                        International Holdings Ltd.; and Director of
                        Delaware International Advisers Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Richard J. Flannery     Senior Vice President/Corporate and
                        International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                        Delaware Management Company, Inc., Delaware
                        Distributors, Inc., Delaware Distributors,
                        L.P., Delaware Management Trust Company,
                        Delaware Capital Management, Inc., Delaware
                        Service Company, Inc. and Delaware Investment &
                        Retirement Services, Inc.;  Senior Vice
                        President/ Corporate and International Affairs and Director of Founders Holdings, Inc. and
                        Delaware International Holdings Ltd.; Senior
                        Vice President of Founders CBO Corporation; and
                        Director of Delaware International Advisers
                        Ltd.

                        Director, HYPPCO Finance Company Ltd.

                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof       Senior Vice President and Treasurer of the
                        Registrant, each of the other funds in the Delaware Group, Delaware Distributors, Inc. and
                        Founders Holdings, Inc.; Senior Vice
                        President/Investment Accounting of Delaware
                        Management Company, Inc. and Delaware Service
                        Company, Inc.; Senior Vice President and
                        Treasurer/ Manager, Investment Accounting of
                        Delaware Distributors, L.P.; Assistant
                        Treasurer of Founders CBO Corporation; and
                        Senior Vice President and Manager of Investment
                        Accounting of Delaware International Holdings
                        Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Joseph H. Hastings      Senior Vice President/Corporate Controller and
                        Treasurer of Delaware Management Holdings,
                        Inc., DMH Corp., Delaware Management Company,
                        Inc., Delaware Distributors, Inc., Delaware
                        Capital Management, Inc., Delaware
                        Distributors, L.P., Delaware Service Company,
                        Inc. and Delaware International Holdings Ltd.;
                        Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;
                        Executive Vice President, Chief Financial
                        Officer and Treasurer of Delaware Management
                        Trust Company; Chief Financial Officer and
                        Treasurer of Delaware Investment & Retirement
                        Services, Inc.; and Senior Vice
                        President/Assistant Treasurer of Founders CBO
                        Corporation

Michael T. Taggart      Senior Vice President/Facilities Management and
                        Administrative Services of Delaware Management
                        Company, Inc.

Douglas L. Anderson     Senior Vice President/Operations of Delaware
                        Management Company, Inc., Delaware Investment and Retirement Services, Inc. and Delaware
                        Service Company, Inc.; Senior Vice President/
                        Operations and Director of Delaware Management
                        Trust Company

James L. Shields        Senior Vice President/Chief Information Officer
                        of Delaware Management Company, Inc., Delaware
                        Service Company, Inc. and Delaware Investment &
                        Retirement Services, Inc.

Eric E. Miller          Vice President, Assistant Secretary and Deputy
                        General Counsel of the Registrant and each of the other funds in the Delaware Group, Delaware
                        Management Company, Inc., Delaware Management
                        Holdings, Inc., DMH Corp., Delaware
                        Distributors, L.P., Delaware Distributors Inc.,
                        Delaware Service Company, Inc., Delaware
                        Management Trust Company, Founders Holdings,
                        Inc., Delaware Capital Management, Inc. and
                        Delaware Investment & Retirement Services, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Richelle S. Maestro     Vice President and Assistant Secretary of
                        Delaware Management Company, Inc., the
                        Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., Delaware Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service Company,
                        Inc., DMH Corp., Delaware Management Trust
                        Company, Delaware Capital Management, Inc.,
                        Delaware Investment & Retirement Services, Inc.
                        and Founders Holdings, Inc.; Secretary of
                        Founders CBO Corporation; and Assistant
                        Secretary of Delaware International Holdings
                        Ltd.

                        Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)        Vice President/Assistant Controller of Delaware
                        Management Company, Inc. and Delaware
                        Management Trust Company

Bruce A. Ulmer          Vice President/Director of LNC Internal Audit
                        of Delaware Management Company, Inc., the
                        Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., DMH Corp., Delaware Management Trust
                        Company and Delaware Investment & Retirement
                        Services, Inc.

Steven T. Lampe(2)      Vice President/Taxation of Delaware Management
                        Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                        Management Holdings, Inc., DMH Corp., Delaware
                        Distributors, L.P., Delaware Distributors,
                        Inc., Delaware Service Company, Inc., Delaware
                        Management Trust Company, Founders Holdings,
                        Inc., Founders CBO Corporation, Delaware
                        Capital Management, Inc. and Delaware
                        Investment & Retirement Services, Inc.

Christopher Adams(3)    Vice President/Strategic Planning of Delaware
                        Management Company, Inc. and Delaware Service
                        Company, Inc.

Susan L. Hanson         Vice President/Strategic Planning of Delaware
                        Management Company, Inc. and Delaware Service
                        Company, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Dennis J. Mara(4)       Vice President/Acquisitions of Delaware
                        Management Company, Inc.


Scott Metzger           Vice President/Business Development of Delaware
                        Management Company, Inc. and Delaware Service
                        Company, Inc.

Lisa O. Brinkley        Vice President/Compliance of Delaware
                        Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH
                        Corp., Delaware Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service Company,
                        Inc., Delaware Management Trust Company,
                        Delaware Capital Management, Inc. and Delaware
                        Investment & Retirement Services, Inc.

Rosemary E. Milner      Vice President/Legal Registrations of Delaware
                        Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                        Distributors, Inc.

Gerald T. Nichols       Vice President/Senior Portfolio Manager of
                        Delaware Management Company, Inc., the
                        Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders
                        Holdings, Inc.; and Treasurer, Assistant
                        Secretary and Director of Founders CBO
                        Corporation

Paul A. Matlack         Vice President/Senior Portfolio Manager of
                        Delaware Management Company, Inc., the
                        Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders
                        Holdings, Inc.; and President and Director of
                        Founders CBO Corporation.

Gary A. Reed            Vice President/Senior Portfolio Manager of
                        Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                        Management, Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal      Positions and Offices with the Manager and its
Business Address *      Affiliates and Other Positions and Offices Held
------------------      -----------------------------------------------

Patrick P. Coyne        Vice President/Senior Portfolio Manager of
                        Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                        Management, Inc.

Roger A. Early          Vice President/Senior Portfolio Manager of
                        Delaware Management Company, Inc. and each of the tax-exempt funds and the fixed income funds in the Delaware Group


Mitchell L. Conery(5)   Vice President/Senior Portfolio Manager of
                        Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Paul Grillo             Vice President/Portfolio Manager of Delaware
                        Management Company, Inc., the Registrant and each of the tax-exempt and fixed income funds in the Delaware Group


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


(1) SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2) TAX MANAGER, Price Waterhouse LLP prior to October 1995.
(3) SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
(4) CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR,
    FINANCIAL PLANNING, Decision One prior to March 1996.
(5) INVESTMENT OFFICER, Travelers Insurance prior to January 1997.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

    Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to Strategic Income Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Premium Fund, Inc. and Delaware Group Adviser Funds, Inc.) and other institutional accounts.

    Information regarding the officers and directors of Delaware
International and the positions they have held with the Registrant during the past two fiscal years is provided below.

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. and its Affiliates
Business Address        and Other Positions and Offices Held
------------------      ----------------------------------------------

*Wayne A. Stork         Chairman, Chief Executive Officer and Director
                        of Delaware International Advisers Ltd.;
                        Chairman of the Board, President, Chief
                        Executive Officer, Chief Investment Officer and
                        Director of Delaware Management Company, Inc.;
                        Chairman of the Board, President, Chief
                        Executive Officer and Director of the
                        Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., DMH Corp., Delaware International
                        Holdings Ltd. and Founders Holdings, Inc.;
                        Chairman of the Board and Director of Delaware
                        Distributors, Inc. and Delaware Capital
                        Management, Inc.; Director of Delaware Service
                        Company, Inc. and Delaware Investment &
                        Retirement Services, Inc

**G. Roger H. Kitson    Vice Chairman and Director of Delaware
                        International Advisers Ltd.

**Ian G. Sims           Chief Investment Officer/Global Fixed Income
                        and Director of Delaware International Advisers
                        Ltd.

**David G. Tilles       Managing Director, Chief Investment Officer and
                        Director of Delaware International Advisers
                        Ltd.

**John Emberson         Secretary, Compliance Officer, Finance Director
                        and Director of Delaware International Advisers
                        Ltd.

**Nigel G. May          Director/Head of Pacific Basin Group and
                        Director of Delaware International Advisers
                        Ltd.


*   Business address of each is 1818 Market Street, Philadelphia, PA
    19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. and its Affiliates
Business Address        and Other Positions and Offices Held
------------------      ----------------------------------------------

**Elizabeth A. Desmond  Director/Head of European Group and Director of
                        Delaware International Advisers Ltd.

*David K. Downes        Director of Delaware International Advisers
                        Ltd.; Executive Vice President, Chief Operating
                        Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp,
                        Delaware Distributors, Inc., Founders Holdings,
                        Inc. and Delaware International Holdings Ltd.;
                        Executive Vice President, Chief Operating
                        Officer and Chief Financial Officer of the
                        Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings,
                        Inc., Founders CBO Corporation, Delaware
                        Capital Management, Inc. and Delaware
                        Distributors, L.P.;  President, Chief Executive
                        Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.; and
                        Chairman, Chief Executive Officer and Director of Delaware Investment & Retirement Services,
                        Inc.; and Chairman and Director of Delaware
                        Management Trust Company.

                        Chief Executive Officer and Director of
                        Forewarn, Inc. since 1993, 8 Clayton Place,
                        Newtown Square, PA

*Richard G. Unruh, Jr.  Director of Delaware International Advisers
                        Ltd.; Executive Vice President and Director of Delaware Management Company, Inc.; Executive Vice President of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc and Delaware Capital Management, Inc

                        Board of Directors, Chairman of Finance
                        Committee, Keystone Insurance Company since
                        1989, 2040 Market Street, Philadelphia, PA;
                        Board of Directors, Chairman of Finance
                        Committee, Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA


*   Business address of each is 1818 Market Street, Philadelphia, PA
    19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. and its Affiliates
Business Address        and Other Positions and Offices Held
------------------      ----------------------------------------------

*Richard J. Flannery    Director of Delaware International Advisers
                        Ltd.; Senior Vice President/Corporate and
                        International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                        Delaware Management Company, Inc., Delaware
                        Distributors, Inc., Delaware Distributors,
                        L.P., Delaware Management Trust Company,
                        Delaware Capital Management, Inc., Delaware
                        Service Company, Inc. and Delaware Investment &
                        Retirement Services, Inc.;  Senior Vice
                        President/ Corporate and International Affairs and Director of Founders Holdings, Inc. and
                        Delaware International Holdings Ltd.; Senior
                        Vice President of Founders CBO Corporation.

                        Director of HYPPCO Finance Company, Ltd.

                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell    Director of Delaware International Advisers
                        Ltd.

*George M.              Director of Delaware International
Chamberlain, Jr         Advisers Ltd.; Senior Vice President,
                        General Counsel, Secretary and Director of
                        Delaware Management Company, Inc., DMH
                        Corp., Delaware Distributors, Inc.,
                        Delaware Service Company, Inc., Founders
                        Holdings, Inc., Delaware Capital
                        Management, Inc. and Delaware Investment &
                        Retirement Services, Inc.; Senior Vice
                        President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware
                        Distributors, L.P. and Delaware Management
                        Holdings, Inc.; Executive Vice President,
                        Secretary, General Counsel and Director of
                        Delaware Management Trust Company;
                        Secretary and Director of Delaware
                        International Holdings Ltd.

*George E. Deming       Director of Delaware International
                        Advisers Ltd.


*   Business address of each is 1818 Market Street, Philadelphia, PA
    19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. and its Affiliates
Business Address        and Other Positions and Offices Held
------------------      ----------------------------------------------

**Timothy W. Sanderson  Senior Portfolio Manager, Deputy Compliance
                        Officer, Director Equity Research and Director of Delaware International Advisers Ltd.

**Clive A. Gillmore     Senior Portfolio Manager, Director U.S. Mutual
                        Fund Liaison and Director of Delaware
                        International Advisers Ltd.

**Hamish O. Parker      Senior Portfolio Manager, Director U.S.
                        Marketing Liaison and Director of Delaware
                        International Advisers Ltd.

**Gavin A. Hall         Senior Portfolio Manager of Delaware
                        International Advisers Ltd.

**Robert Akester        Senior Portfolio Manager of Delaware
                        International Advisers Ltd.

**Hywel Morgan          Senior Portfolio Manager of Delaware
                        International Advisers Ltd.


*   Business address of each is 1818 Market Street, Philadelphia, PA
    19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 1NQ.

PART C - Other Information
(Continued)

Item 29. PRINCIPAL UNDERWRITERS.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

         (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                Positions and Offices                   Positions and Offices
Business Address *                with Underwriter                        with Registrant
------------------                ---------------------                   ---------------------

Delaware Distributors, Inc.       General Partner                         None

Delaware Management
Company, Inc.                     Limited Partner                         Investment Manager

Delaware Capital
Management, Inc.                  Limited Partner                         None

Bruce D. Barton                   President and Chief Executive           None
                                  Officer

David K. Downes                   Senior Vice President,                  Executive Vice
                                  Chief Administrative Officer            President/Chief
                                  and Chief Financial Officer             Operating Officer/
                                                                          Chief Financial Officer

George M. Chamberlain, Jr.        Senior Vice President/Secretary/        Senior Vice President/
                                  General Counsel                         Secretary/General Counsel

Terrence P. Cunningham            Senior Vice President/ Financial        None
                                  Institutions

Thomas E. Sawyer                  Senior Vice President/                  None
                                  National Sales Director

Dana B. Hall                      Senior Vice President/                  None
                                  Key Accounts


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                Positions and Offices                   Positions and Offices
Business Address *                with Underwriter                        with Registrant
------------------                ---------------------                   ---------------------

Mac McAuliffe                     Senior Vice President/Sales             None
                                  Manager, Western Division

William F. Hostler                Senior Vice President/                  None
                                  Marketing Services

J. Chris Meyer                    Senior Vice President/                  None
                                  Director Product Management

Stephen H. Slack                  Senior Vice President/Wholesaler        None

William M. Kimbrough              Senior Vice President/Wholesaler        None

Daniel J. Brooks                  Senior Vice President/Wholesaler        None

Richard J. Flannery               Senior Vice President/Corporate         Senior Vice President/
                                  and International Affairs               Corporate and
                                                                          International Affairs

Bradley L. Kolstoe                Senior Vice President/Western           None
                                  Division Sales Manager

Henry W. Orvin                    Senior Vice President/Eastern           None
                                  Division Sales Manager - Wire/
                                  Regional Channel

Michael P. Bishof                 Senior Vice President and Treasurer/    Senior Vice
                                  Manager, Investment Accounting          President/Treasurer

Eric E. Miller                    Vice President/Assistant Secretary/     Vice President/
                                  Deputy General Counsel                  Assistant Secretary/
                                                                          Deputy General Counsel

Richelle S. Maestro               Vice President/                         Vice President/
                                  Assistant Secretary                     Assistant Secretary

Steven T. Lampe                   Vice President/Taxation                 Vice President/Taxation



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                Positions and Offices                   Positions and Offices
Business Address *                with Underwriter                        with Registrant
------------------                ---------------------                   ---------------------

Joseph H. Hastings                Vice President/Corporate                Senior Vice President/
                                  Controller & Treasurer                  Corporate Controller

Lisa O. Brinkley                  Vice President/Compliance               Vice President/
                                  Compliance

Rosemary E. Milner                Vice President/Legal Registrations      Vice President/Legal
                                                                          Registrations

Daniel H. Carlson                 Vice President/Strategic Marketing      None

Diane M. Anderson                 Vice President/Plan Record Keeping      None
                                  and Administration

Anthony J. Scalia                 Vice President/Defined Contribution     None
                                  Sales, SW Territory

Courtney S. West                  Vice President/Defined Contribution     None
                                  Sales, NE Territory

Denise F. Guerriere               Vice President/Client Services          None

Gordon E. Searles                 Vice President/Client Services          None

Julia R. Vander Els               Vice President/Participant Services     None

Jerome J. Alrutz                  Vice President/Retail Sales             None

Joanne A. Mettenheimer            Vice President/New Business             None
                                  Development

Scott Metzger                     Vice President/Business Development     Vice President/Business
                                                                          Development

Stephen C. Hall                   Vice President/Institutional Sales      None

Gregory J. McMillan               Vice President/ National Accounts       None




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal                Positions and Offices                   Positions and Offices
Business Address *                with Underwriter                        with Registrant
------------------                ---------------------                   ---------------------

Christopher H. Price              Vice President/Manager,                 None
                                  Insurance

Stephen J. DeAngelis              Vice President/Product                  None
                                  Development

Zina DeVassal                     Vice President/Financial Institutions   None

Andrew W. Whitaker                Vice President/Financial Institutions   None

Jesse Emery                       Vice President/ Marketing               None
                                  Communications

Darryl S. Grayson                 Vice President, Broker/Dealer           None
                                  Internal Sales

Susan T. Friestedt                Vice President/Client Service           None

Dinah J. Huntoon                  Vice President/Product                  None
                                  Manager Equity

Soohee Lee                        Vice President/Fixed Income             None
                                  Product Management

Michael J. Woods                  Vice President/ UIT Product             None
                                  Management

Ellen M. Krott                    Vice President/Marketing                None

Dale L. Kurtz                     Vice President/Marketing Support        None

Holly W. Reimel                   Vice President/Manager, Key Accounts    None

David P. Anderson                 Vice President/Wholesaler               None

Lee D. Beck                       Vice President/Wholesaler               None



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                Positions and Offices                   Positions and Offices
Business Address *                with Underwriter                        with Registrant
------------------                ---------------------                   ---------------------

Gabriella Bercze                  Vice President/Wholesaler               None

Terrence L. Bussard               Vice President/Wholesaler               None

William S. Carroll                Vice President/Wholesaler               None

William L. Castetter              Vice President/Wholesaler               None

Thomas J. Chadie                  Vice President/Wholesaler               None

Thomas C. Gallagher               Vice President/Wholesaler               None

Douglas R. Glennon                Vice President/Wholesaler               None

Ronald A. Haimowitz               Vice President/Wholesaler               None

Christopher L. Johnston           Vice President/Wholesaler               None

Michael P. Jordan                 Vice President/Wholesaler               None

Jeffrey A. Keinert                Vice President/Wholesaler               None

Thomas P. Kennett                 Vice President/ Wholesaler              None

Debbie A. Marler                  Vice President/Wholesaler               None

Nathan W. Medin                   Vice President/Wholesaler               None

Roger J. Miller                   Vice President/Wholesaler               None

Patrick L. Murphy                 Vice President/Wholesaler               None

Stephen C. Nell                   Vice President/Wholesaler               None

Julia A. Nye                      Vice President/Wholesaler               None



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                Positions and Offices                   Positions and Offices
Business Address *                with Underwriter                        with Registrant
------------------                ---------------------                   ---------------------

Joseph T. Owczarek                Vice President/Wholesaler               None

Mary Ellen Pernice-Fadden         Vice President/Wholesaler               None

Mark A. Pletts                    Vice President/Wholesaler               None

Philip G. Rickards                Vice President/Wholesaler               None

Laura E. Roman                    Vice President/Wholesaler               None

Linda Schulz                      Vice President/Wholesaler               None

Edward B. Sheridan                Vice President/Wholesaler               None

Robert E. Stansbury               Vice President/Wholesaler               None

Julia A. Stanton                  Vice President/Wholesaler               None

Larry D. Stone                    Vice President/Wholesaler               None

Edward J. Wagner                  Vice President/Wholesaler               None

Wayne W. Wagner                   Vice President/Wholesaler               None

John A. Wells                     Vice President/Marketing Technology     None

Scott Whitehouse                  Vice President/Wholesaler               None



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c)  Not Applicable.

PART C - Other Information
(Continued)

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 and in London at Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 31. MANAGEMENT SERVICES.  None.

Item 32. UNDERTAKINGS.

         (a)  Not applicable.

         (b)  Not applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of September, 1997.

                        DELAWARE GROUP INCOME FUNDS, INC.

                             By /s/ WAYNE A. STORK
                                ------------------
                                Wayne A. Stork
                        Chairman of the Board, President,
                      Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



       SIGNATURE                                      TITLE                                     DATE
-------------------------------        -----------------------------------               ------------------

                                       Chairman of the Board, President,
/s/ Wayne A. Stork                     Chief Executive Officer and Director              September 27, 1997
-------------------------------
Wayne A. Stork

                                       Executive Vice President/Chief Operating
/s/ David K. Downes                    Officer/Chief Financial Officer
-------------------------------        (Principal Financial Officer and Principal        September 27, 1997
David K. Downes                        Accounting Officer)

/s/ Walter P. Babich         *         Director                                          September 27, 1997
-------------------------------
Walter P. Babich
/s/ Anthony D. Knerr         *         Director                                          September 27, 1997
-------------------------------
Anthony D. Knerr
/s/ Ann R. Leven             *         Director                                          September 27, 1997
-------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth    *         Director                                          September 27, 1997
-------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison        *         Director                                          September 27, 1997
-------------------------------
Thomas F. Madison

/s/ Jeffrey J. Nick          *         Director                                          September 27, 1997
-------------------------------
Jeffrey J. Nick

/s/ Charles E. Peck          *         Director                                          September 27, 1997
-------------------------------
Charles E. Peck



                            *By /s/ Wayne A. Stork
                            ------------------
                                Wayne A. Stork
                            as Attorney-in-Fact for
                         each of the persons indicated

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549















                                   Exhibits

                                      to

                                   Form N-1A















            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS


Exhibit No.        Exhibit
-----------        -------

EX-99.B9BI         Executed Amendment No. 4A (April 14, 1997) to
                   Schedule A to Delaware Group of Funds Fund
                   Accounting Agreement

EX-99.B9BII        Executed Amendment No. 6 (July 21, 1997) to Schedule
                   A to Delaware Group of   Funds Fund Accounting
                   Agreement

EX-99.B11          Consent of Independent Auditors

EX-99.B16B         Schedules of Computation for each Performance
                   Quotation for periods not previously electronically filed

EX-27              Financial Data Schedules

EX-99.B18B         Amended Appendix A (revised July 17, 1997) to Plan
                   under Rule 18f-3